                                                              File No. 333-41180
                                                              File No. 811-10011
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [_]
           Pre-Effective Amendment No.
                                       ----------                          [_]
          Post-Effective Amendment No.     1                               [X]
                                       ----------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [_]
                                  Amendment No.      2                     [X]
                                                 ----------

                        (Check appropriate box or boxes)

                        SBL VARIABLE ANNUITY ACCOUNT XIV
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)

                 700 Harrison Street, Topeka, Kansas 66636-0001
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (785) 431-3000

                     Name of Agent for Service for Process:

                      Amy J. Lee, Associate General Counsel
                     Security Benefit Life Insurance Company
                               700 Harrison Street
                              Topeka, KS 66636-0001

Approximate Date of Proposed Public Offering:  As soon as practicable  after the effective date of this Registration Statement.

It is proposed that this filing will become effective:

[_]  immediately upon filing pursuant to paragraph (b) of Rule 485
[_]  on May 1, 2001, pursuant to paragraph (b) of Rule 485
[_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[X]  on May 1, 2001, pursuant to paragraph (a)(1) of Rule 485
[_]  75 days after filing pursuant to paragraph (a)(2) of Rule 485
[_]  on May 1, 2001, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[_]  this  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

Title of  securities  being  registered:  Interests in a separate  account under individual flexible premium deferred variable annuity contracts.

                         SECUREDESIGNS VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

             ISSUED BY:                              MAILING ADDRESS:
      SECURITY BENEFIT LIFE                      SECURITY BENEFIT LIFE
        INSURANCE COMPANY                          INSURANCE COMPANY
      700 SW HARRISON STREET                     P.O. BOX 750497
      TOPEKA, KANSAS 66636-0001                  TOPEKA, KANSAS 66675-0497
      1-800-888-2461
--------------------------------------------------------------------------------

   This Prospectus  describes the  SecureDesigns  Variable  Annuity--a  flexible purchase payment deferred variable annuity contract (the "Contract")  offered by
Security Benefit Life Insurance Company  ("Security  Benefit").  The Contract is
available for individuals as a non-tax  qualified  retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code. The Contract is
designed to give you  flexibility in planning for retirement and other financial goals.

   You may allocate  your  purchase  payments to one or more of the  Subaccounts that  comprise a separate  account of Security  Benefit  called the SBL Variable
Annuity  Account  XIV, or to the Fixed  Account.  Each  Subaccount  invests in a corresponding Series of the SBL Fund. The Subaccounts  currently available under the Contract are:

o  Equity (formerly Growth)             o  Capital Growth
o  Large Cap Value                      o  Global Total Return
   (formerly Growth-Income)             o  Managed Asset Allocation
o  Money Market                         o  Equity Income
o  Global (formerly                     o  High Yield
   Worldwide Equity)                    o  Small Cap Value
o  Diversified Income                   o  Social Awareness
   (formerly High Grade Income)         o  Technology
o  Large Cap Growth                     o  Mid Cap Value (formerly Value)
o  Enhanced Index                       o  Main Street Growth and Income(R)
o  International                        o  Small Cap Growth (formerly Small Cap)
o  Mid Cap Growth (formerly Mid Cap)    o  Select 25
o  Global Strategic Income

   Amounts that you allocate to the Subaccounts under a Contract will vary based on investment  performance  of the  Subaccounts.  No minimum  amount of Contract
Value is guaranteed.

   Amounts  allocated to the Fixed  Account earn interest at rates that are paid by Security Benefit as described in "The Fixed Account," page 26. Contract Value in the Fixed Account is guaranteed by Security Benefit.

   When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options," page 25.

   This Prospectus  concisely sets forth  information about the Contract and the
Separate  Account  that you should  know before  purchasing  the  Contract.  The
"Statement of Additional  Information,"  dated May 1, 2001, which has been filed with the Securities and Exchange  Commission ("SEC") contains certain additional information.  The Statement of Additional Information, as it may be supplemented from time to time, is  incorporated  by reference  into this  Prospectus  and is available at no charge,  by writing  Security  Benefit at 700  Harrison  Street,
Topeka, Kansas 66636 or by calling 1-800-888-2461.  The table of contents of the
Statement of Additional Information is set forth on page 39 of this Prospectus.

   The SEC maintains a web site (http://www.sec.gov) that contains the Statement
of  Additional  Information,   material  incorporated  by  reference  and  other
information regarding companies that file electronically with the SEC.
--------------------------------------------------------------------------------
   THE SECURITIES AND EXCHANGE  COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES  OR  DETERMINED  IF THE  PROSPECTUS  IS  TRUTHFUL  OR  COMPLETE.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   THIS  PROSPECTUS IS ACCOMPANIED  BY THE CURRENT  PROSPECTUS FOR THE SBL FUND.
YOU SHOULD READ THE PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

   EXPENSES FOR THIS CONTRACT,  IF PURCHASED WITH AN EXTRA CREDIT RIDER,  MAY BE
HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT AN EXTRA CREDIT RIDER. THE AMOUNT OF
CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.

   THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR  GUARANTEED  BY
THE FEDERAL DEPOSIT INSURANCE  CORPORATION OR ANY OTHER GOVERNMENT  AGENCY.  THE
VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2001

--------------------------------------------------------------------------------
The variable annuity covered by this Prospectus is the subject of a pending patent application in the United States Patent and Trademark Office.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

INFORMATION ABOUT SECURITY BENEFIT, THE SEPARATE

   COMBINED ANNUAL STEPPED UP AND

     Option 2--Life Income with Guaranteed Payments of 5,
       10, 15 or 20 Years...............................    25
     Option 3--Life with Installment
       or Unit Refund Option............................    25
     Option 4--Joint and Last Survivor..................    25
     Option 5--Payments for Specified Period............    25
     Option 6--Payments of a Specified Amount...........    25
     Option 7--Period Certain...........................    25
     Option 8--Joint and Contingent Survivor Option.....    25
     Value of Variable Annuity Payments:

   TAX STATUS OF SECURITY BENEFIT
     AND THE SEPARATE ACCOUNT...........................    31
     General............................................    31
     Charge for Security Benefit Taxes..................    31
     Diversification Standards..........................    31
   INCOME TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED
     PLANS..............................................    32
     Surrenders or Withdrawals Prior
       to the Annuity Start Date........................    32
     Surrenders or Withdrawals on
       or after the Annuity Start Date..................    32
     Penalty Tax on Certain Surrenders and Withdrawals..    32

     Transfers, Assignments or Exchanges of a Contract..    33

APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement

--------------------------------------------------------------------------------
YOU MAY NOT BE ABLE TO  PURCHASE  THE  CONTRACT  IN YOUR  STATE.  YOU SHOULD NOT
CONSIDER  THIS  PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY
OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON  INFORMATION  CONTAINED IN THIS
PROSPECTUS  OR THAT WE HAVE  REFERRED YOU TO. WE HAVE NOT  AUTHORIZED  ANYONE TO
PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
--------------------------------------------------------------------------------

DEFINITIONS

   Various terms commonly used in this Prospectus are defined as follows:

   ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

   ANNUITANT -- The person that you designate on whose life annuity payments may be  determined.  If you  designate  Joint  Annuitants,  "Annuitant"  means  both
Annuitants unless otherwise stated.

   ANNUITY -- A series of periodic income  payments made by Security  Benefit to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the
Annuity Option.

   ANNUITY  OPTIONS -- Options under the Contract that  prescribe the provisions under which a series of annuity payments are made.

   ANNUITY PERIOD -- The period beginning on the Annuity Start Date during which annuity payments are made.

   ANNUITY UNIT -- A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

   ANNUITY START DATE -- The date when annuity  payments begin as elected by the
Owner.

   AUTOMATIC INVESTMENT PROGRAM -- A program pursuant to which purchase payments are  automatically  paid from your bank account on a specified day of each month or a salary reduction agreement.

   CONTRACT  DATE -- The date the  Contract  begins  as shown in your  Contract.
Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial purchase payment is credited to the Contract.

   CONTRACT DEBT -- The unpaid loan balance including loan interest.

   CONTRACT  VALUE -- The total value of your Contract  which  includes  amounts allocated  to the  Subaccounts  and the Fixed  Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

   CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

   CREDIT  ENHANCEMENT  -- An amount  added to  Contract  Value  under the Extra
Credit Rider.

   DESIGNATED  BENEFICIARY  -- The person having the right to the death benefit, if any,  payable  upon the death of the Owner or the  Joint  Owner  prior to the
Annuity  Start  Date.  The  Designated  Beneficiary  is the first  person on the following  list who is alive  on the  date of  death of the  Owner or the  Joint
Owner:  the Owner;  the Joint  Owner;  the Primary  Beneficiary;  the  Secondary
Beneficiary;  the  Annuitant;  or if none of the above are  alive,  the  Owner's
Estate.

   FIXED  ACCOUNT  -- An  account  that is part of  Security  Benefit's  General
Account to which you may allocate all or a portion of your Contract  Value to be held for accumulation at fixed rates of interest (which may not be less than 3%)
declared periodically by Security Benefit.

   GENERAL ACCOUNT -- All assets of Security  Benefit other than those allocated to the Separate Account or to any other separate account of Security Benefit.

   HOME OFFICE-- The Annuity Administration Department of Security Benefit, P.O.
Box 750497, Topeka, Kansas 66675-0497.

   OWNER-- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

   PARTICIPANT-- A Participant under a Qualified Plan.

   PURCHASE PAYMENT -- An amount paid to Security  Benefit as consideration  for the Contract.

   SBL FUND -- A diversified,  open-end  management  investment company commonly referred to as a mutual fund.

   SEPARATE  ACCOUNT -- The Variable  Annuity Account XIV, a separate account of
Security Benefit that consists of accounts, referred to as Subaccounts,  each of which invests in a corresponding Series of the SBL Fund.

   SUBACCOUNT  -- A division of the Separate  Account of Security  Benefit which invests  in a  corresponding  series  of the  SBL  Fund.  Currently,  twenty-two
Subaccounts are available under the Contract.

   VALUATION  DATE -- Each date on which the Separate  Account is valued,  which currently  includes  each  day  that the New  York  Stock  Exchange  is open for trading.  The New York Stock Exchange is closed on weekends and on the following holidays:  New Year's Day,  Martin Luther King, Jr. Day,  Presidents'  Day, Good
Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving  Day,  and
Christmas Day.

   VALUATION  PERIOD -- A period used in measuring the investment  experience of each  Subaccount of the Separate  Account.  The  Valuation  Period begins at the close  of one  Valuation  Date and  ends at the  close  of the  next  succeeding
Valuation Date.

   WITHDRAWAL  VALUE -- The amount you will receive upon full  withdrawal of the
Contract.  It is equal to Contract  Value less any Contract Debt, any applicable
withdrawal  charges,  any  pro  rata  account   administration  charge  and  any
uncollected premium taxes. If an Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested.

SUMMARY

   This summary provides a brief overview of the more significant aspects of the
Contract.  Further  detail is  provided in this  Prospectus,  the  Statement  of
Additional  Information,   and  the  Contract.   Unless  the  context  indicates
otherwise,  the  discussion in this summary and the remainder of the  Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed
Account is briefly  described  under  "The  Fixed  Account,"  page 26 and in the
Contract.

PURPOSE OF THE  CONTRACT -- The  flexible  purchase  payment  deferred  variable annuity contract  ("Contract")  described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

   You may purchase the Contract as a non-tax  qualified  retirement plan for an individual  ("Non-Qualified  Plan").  You may also purchase the Contract,  on an individual  basis,  in connection with a retirement plan qualified under Section
403(b),  408,  or  408A  of the  Internal  Revenue  Code  of  1986,  as  amended
("Qualified Plan").

THE SEPARATE ACCOUNT AND SBL FUND -- The Separate  Account is currently  divided into twenty-two  accounts  referred to as Subaccounts.  See "Separate  Account,"
page 11. Each Subaccount invests exclusively in shares of a corresponding Series of the SBL  Fund.  The  Series  of SBL  Fund,  each  of  which  has a  different investment  objective or objectives,  are as follows:  Equity Series,  Large Cap
Value Series,  Money Market Series,  Global Series,  Diversified  Income Series,
Large Cap Growth Series,  Enhanced Index Series,  International  Series, Mid Cap
Growth Series,  Global  Strategic Income Series,  Capital Growth Series,  Global
Total Return Series, Managed Asset Allocation Series, Equity Income Series, High
Yield  Series,  Small Cap Value  Series,  Social  Awareness  Series,  Technology
Series, Mid Cap Value Series, Main Street Growth and Income(R) Series, Small Cap
Growth Series and Select 25 Series. See "SBL Fund," page 11.

   You may allocate all or part of your  purchase  payments to the  Subaccounts.
Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Series of SBL Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a
Subaccount.

FIXED ACCOUNT -- You may allocate all or part of your  purchase  payments to the
Fixed Account, which is part of Security Benefit's General Account. Amounts that you  allocate to the Fixed  Account  earn  interest at rates  determined  at the discretion  of Security  Benefit and are  guaranteed to be at least an effective annual rate of 3%. See "The Fixed Account," page 26.

PURCHASE  PAYMENTS -- Your initial  purchase  payment must be at least  $10,000.
Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum  subsequent  purchase  payment is $500 ($50 under an  Automatic
Investment Program). See "Purchase Payments," page 14.

CONTRACT  BENEFITS -- You may transfer  Contract Value among the Subaccounts and to and from the Fixed Account,  subject to certain  restrictions as described in
"The Contract," page 13 and "The Fixed Account," page 26.

   At any time before the Annuity  Start Date,  you may surrender a Contract for its Withdrawal  Value, and may make partial  withdrawals,  including  systematic withdrawals,  from Contract Value, subject to certain restrictions  described in
"The Fixed  Account," page 26. See "Full and Partial  Withdrawals,"  page 17 and
"Federal Tax Matters," page 30 for more information about withdrawals, including the 10%  penalty  tax that may be  imposed  upon  full and  partial  withdrawals
(including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

   The Contract  provides for a death  benefit upon the death of the Owner prior to the Annuity Start Date. See "Death  Benefit,"  page 18 for more  information.
The Contract  provides for several Annuity Options on either a variable basis, a fixed basis, or both.  Security  Benefit  guarantees  annuity payments under the fixed Annuity Options. See "Annuity Period," page 24.

FREE-LOOK  RIGHT -- You may return the  Contract  within the  Free-Look  Period, which is generally a ten-day period beginning when you receive the Contract.  In this event,  Security Benefit will refund to you purchase payments  allocated to the Fixed  Account (not  including  any Credit  Enhancements  if an Extra Credit
Rider was in effect). Security Benefit will also refund as of the Valuation Date on  which  we  receive  your  Contract  any  Contract  Value  allocated  to  the
Subaccounts,  plus any  charges  deducted  from such  Contract  Value,  less the
Contract Value attributable to any Credit Enhancements.

   Some states' laws require us to refund your purchase payments instead of your
Contract  Value.  If your  Contract is  delivered in one of those states and you return your Contract during the Free-Look  Period,  Security Benefit will refund purchase payments allocated to the Subaccounts rather than Contract Value.

CHARGES AND  DEDUCTIONS  --  Security  Benefit  does not deduct  sales load from purchase payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

CONTINGENT  DEFERRED  SALES CHARGE.  If you withdraw  Contract  Value,  Security
Benefit  may  deduct a  contingent  deferred  sales  charge  (which  may also be referred to as a withdrawal  charge).  The  withdrawal  charge will be waived on withdrawals to the extent that total  withdrawals in a Contract Year,  including systematic  withdrawals,  do not exceed the Free  Withdrawal  amount  defined as follows.

   The Free  Withdrawal  amount is equal in the first  Contract  Year, to 10% of purchase payments, excluding any Credit Enhancements,  made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first day of that  Contract  Year.  The  withdrawal  charge  applies  to the  portion  of any withdrawal  consisting  of purchase  payments  that exceeds the Free  Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings.

   The amount of the charge will depend on how long your purchase  payments have been held under the Contract.  Each  purchase  payment you make is considered to have a certain "age," depending on the length of time since the purchase payment was effective. A purchase payment is "age one" in the year beginning on the date the purchase  payment is received by Security  Benefit and increases in age each year thereafter.  The withdrawal charge is calculated according to the following schedule:

---------------------------------------------
   PURCHASE PAYMENT AGE        WITHDRAWAL
        (IN YEARS)               CHARGE
---------------------------------------------
             1                     7%
             2                     7%
             3                     6%
             4                     5%
             5                     4%
             6                     3%
             7                     2%
        8 and over                 0%
---------------------------------------------

   The amount of the withdrawal charge assessed against your Contract will never exceed  7% of  purchase  payments  paid  under the  Contract.  In  addition,  no withdrawal  charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity  options that  provide for  payments for life,  or a period of at least 7 years. See "Contingent Deferred Sales Charge," page 19.

   MORTALITY  AND EXPENSE RISK  CHARGE.  Security  Benefit  deducts a charge for mortality  and expense  risks  assumed by Security  Benefit  under the Contract.
Security  Benefit  deducts a daily minimum  charge equal to 0.60%,  on an annual basis,  of each  Subaccount's  average  daily net assets.  If you are subject to mortality  and expense risk charge above the minimum  charge,  Security  Benefit deducts  it from your  Contract  Value on a monthly  basis.  The  mortality  and expense risk charge amount is  determined  each month by reference to the amount of your Contract Value, as set forth in the table below.

----------------------------------------------------------
CONTRACT VALUE                         ANNUAL MORTALITY
                                       AND EXPENSE RISK
                                            CHARGE
----------------------------------------------------------
Less than $25,000                           0.85%
At least $25,000 but less than $100,000     0.70%
$100,000 or more                            0.60%
----------------------------------------------------------

See "Mortality and Expense Risk Charge," page 20.

   OPTIONAL  RIDER  CHARGES.  Security  Benefit  deducts a monthly  charge  from
Contract  Value for certain  Riders  that may be elected by the Owner.  Security
Benefit  makes each Rider,  except the Extra  Credit  Rider,  available  only at issue, and you may not terminate a Rider after issue,  unless otherwise  stated.
The amount of the charge is equal to a percentage,  on an annual basis,  of your
Contract Value.  Each Rider and its charge are listed below.  You may not select
Riders with a total charge that exceeds 1.00% of Contract  Value. As an example, you may not  purchase  the Extra Credit Rider at 5% with a cost of 0.75% and the
Guaranteed Minimum Income Benefit Rider at 5% with a cost of 0.30%,  because the total cost of such  Riders,  1.05%,  would  exceed the maximum  Rider  charge of
1.00%.

   GUARANTEED  MINIMUM  INCOME  BENEFIT.  This Rider  makes  available a minimum amount for the  purchase of a fixed  Annuity  ("Minimum  Income  Benefit").  The
Minimum  Income Benefit is equal to Purchase  Payments,  net of any Premium tax, less an adjustment  for  Withdrawals,  increased at an annual  effective rate of interest of 3% or 5%, as elected in the application.  The Minimum Income Benefit may be applied to purchase a fixed  Annuity  under  Option 2, life income with a
10-year  period  certain,  or Option 4, joint and last  survivor  with a 10-year period certain,  within 30 days of any Contract  Anniversary  following the 10th
Contract Anniversary. The charge for this Rider is as follows:

------------------- -----------------
  INTEREST RATE       RIDER CHARGE
------------------- -----------------
        3%               0.15%
        5%               0.30%
------------------- -----------------

See "Guaranteed Minimum Income Benefit," page 21.

   ANNUAL STEPPED UP DEATH BENEFIT. This Rider makes available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date.  The death  benefit  under this Rider will be the  greatest  of: (1)
purchase  payments,  less any withdrawals and withdrawal  charges;  (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment are received by Security  Benefit;  or (3) the Stepped Up Death Benefit.
The Stepped Up Death Benefit is the largest result for the following calculation as of the  date of  receipt  of  instructions  regarding  payment  of the  death benefit:

o  The largest of (1) or (2) above on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81, plus

o  Any  purchase  payments  received by Security  Benefit  since the  applicable
   Contract Anniversary; less

o  An  adjustment  for any  withdrawals  and  withdrawal  charges made since the applicable anniversary.

The charge for  this Rider is 0.20%. See "Annual Stepped Up Death Benefit," page
21.

   GUARANTEED GROWTH DEATH BENEFIT. This Rider makes available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date.  The death  benefit  under this Rider will be the  greatest  of: (1)
purchase  payments,  less any withdrawals and withdrawal  charges;  (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment are received by Security  Benefit;  or (3) the  Guaranteed  Growth Death
Benefit.  The  Guaranteed  Growth  Death  Benefit is an amount equal to purchase payments,  net of any  premium  tax,  less an  adjustment  for any  withdrawals, increased  at an annual  effective  rate of 3%,  5%, 6% or 7%, as elected in the application. The charge for this Rider is as follows:

------------------- -----------------
  INTEREST RATE       RIDER CHARGE
------------------- -----------------
        3%               0.10%
        5%               0.20%
        6%               0.25%
        7%               0.30%
------------------- -----------------

See "Guaranteed Growth Death Benefit," page 22.

   COMBINED  ANNUAL STEPPED UP AND GUARANTEED  GROWTH DEATH BENEFIT.  This rider makes  available  an enhanced  death  benefit upon the death of the Owner or any
Joint Owner prior to the Annuity Start Date.  The death benefit under this Rider will be the  greatest  of:  (1)  purchase  payments,  less any  withdrawals  and withdrawal  charges;  (2)  Contract  Value on the date due proof of the  Owner's death and instructions  regarding payment are received by Security Benefit;  (3)
the Annual Stepped Up Death Benefit (as described  above); or (4) the Guaranteed
Growth Death  Benefit at 5% (as described  above).  The charge for this Rider is
0.25%.  See "Combined  Annual Stepped Up and Guaranteed  Growth Death  Benefit,"
page 22.

   EXTRA CREDIT.  This Rider makes available a Credit  Enhancement,  which is an amount added to your Contract Value by Security  Benefit.  You may purchase this
Rider at issue or after the Contract  Date.  If you purchase at issue,  Security
Benefit  will  add a  Credit  Enhancement  equal  to  3%,  4% or 5% of  purchase payments,  as elected in the application,  for each purchase payment made in the first Contract Year. If you purchase the Rider after the Contract Date, Security
Benefit will add a ONE-TIME  Credit  Enhancement  to your  Contract  Value in an amount equal to 3%, 4% or 5% of Contract Value,  as elected in the  application.
In the event of a full or partial  withdrawal,  Security  Benefit will recapture all or part of any Credit Enhancement that has not yet vested.  Security Benefit will deduct the charge for this Rider during the seven-year  period beginning on the date of the Rider's issue and you may not terminate this Rider, nor purchase another Extra Credit Rider, during that period. The charge for this Rider varies based upon the Credit Enhancement rate selected as set forth below:

------------------------------------- ----------------
      CREDIT ENHANCEMENT RATE          RIDER CHARGE
------------------------------------- ----------------
                 3%                        0.45%
                 4%                        0.60%
                 5%                        0.75%
------------------------------------- ----------------

See "Extra Credit," page 23.

   WAIVER  OF  WITHDRAWAL  CHARGE.  This  Rider  makes  available  a  waiver  of withdrawal  charge in the event of your confinement to a nursing home,  terminal illness,  or total and  permanent  disability  prior to age 65. If you have also purchased  an Extra  Credit  Rider you will  forfeit  all or part of any  Credit
Enhancements  applied during the 12 months preceding any withdrawal  pursuant to this  Rider.  The  charge  for this Rider is 0.05%.  See  "Waiver of  Withdrawal
Charge," page 23.

   ALTERNATIVE  WITHDRAWAL  CHARGE.  This Rider makes  available an  alternative withdrawal charge schedule. You may select one
of the following schedules.

----------------------------------------------------------
       0-YEAR SCHEDULE              3-YEAR SCHEDULE
----------------------------------------------------------
   PURCHASE                    PURCHASE
  PAYMENT AGE    WITHDRAWAL   PAYMENT AGE    WITHDRAWAL
  (IN YEARS)       CHARGE      (IN YEARS)      CHARGE
----------------------------------------------------------
  0 and over         0%             1            3%
                                    2            2%
                                    3            1%
                               4 and over        0%
----------------------------------------------------------

The charge for this Rider is 0.50% if you select the 0-year  schedule  and 0.40%
if you select the 3-year  schedule.  If you have also  purchased an Extra Credit
Rider,  you may forfeit all or part of any Credit  Enhancement in the event of a full or partial withdrawal. See "Alternative Withdrawal Charge," page 24.

   ADMINISTRATION CHARGE. Security Benefit deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's  average daily net assets.
See "Administration Charge," page 20.

   ACCOUNT ADMINISTRATION CHARGE.  Security Benefit deducts an account charge of
$30.00 at each Contract  Anniversary.  Security Benefit will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted.
See "Account Administration Charge," page 20.

   PREMIUM  TAX  CHARGE.  Security  Benefit  assesses  a premium  tax  charge to reimburse  itself  for any  premium  taxes that it incurs  with  respect to this
Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial  withdrawal if a premium tax was incurred by Security  Benefit and is not refundable.  Security Benefit reserves the right to deduct such taxes when due or anytime  thereafter.  Premium tax rates  currently  range from 0% to
3.5%. See "Premium Tax Charge," page 20.

   OTHER EXPENSES.  Security Benefit pays the operating expenses of the Separate
Account. Investment advisory fees and operating expenses of SBL Fund are paid by the Fund and are reflected in the net asset value of the Fund shares.  The Owner indirectly  bears  a pro  rata  portion  of  such  fees  and  expenses.  See the prospectus for SBL Fund for more information.

   CONTACTING  SECURITY  BENEFIT -- You  should  direct  all  written  requests, notices,  and forms required by the Contract,  and any questions or inquiries to
Security  Benefit  Life  Insurance  Company,  P.O.  Box 750497,  Topeka,  Kansas
66675-0497 or by phone by calling (785)  431-3112 or  1-800-888-2461,  extension
3112.

EXPENSE TABLE

   The purpose of this table is to assist you in understanding the various costs and expenses that you will bear directly and indirectly if you allocate Contract
Value to the Subaccounts.  The table reflects any contractual charges,  expenses of the Separate Account, optional Rider charges, and charges and expenses of SBL
Fund.  The table does not reflect  premium  taxes that may be imposed by various jurisdictions.  See "Premium Tax Charge," page 20. The information  contained in the table is not generally applicable to amounts allocated to the Fixed Account.

   For a complete  description of a Contract's costs and expenses,  see "Charges and  Deductions,"  page 19. For a more  complete  description  of the SBL Fund's costs  and  expenses,  see the  SBL  Fund  prospectus,  which  accompanies  this
Prospectus.

--------------------------------------------------------------------------------
CONTRACTUAL EXPENSES
--------------------------------------------------------------------------------
Sales Load on Purchase Payments ......................................   None
Contingent Deferred Sales Charge (as a percentage of amount
  withdrawn attributable to Purchase Payments and Credit Enhancements)   7%(1)
Transfer Fee (per transfer) ..........................................   None
Annual Account Administration Charge .................................   $30(2)
--------------------------------------------------------------------------------
1. The amount of the contingent deferred sales charge is determined by reference to how long your purchase payments have been held under the Contract.  A free withdrawal  is available in each  Contract  Year equal to (1) 10% of purchase payments, excluding Credit Enhancements,  in the first Contract Year, and (2)
   10% of  Contract  Value  as of the  beginning  of the  Contract  Year in each subsequent  Contract  Year. See "Full and Partial  Withdrawals,"  page 17 and
   "Contingent Deferred Sales Charge," page 19 for more information.

2. A pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value;  (2) upon the Annuity Start Date if one of Annuity Options
   1 through 4, 7 or 8 is elected;  and (3) upon payment of a death benefit. The account  administration  charge  will be  waived  if your  Contract  Value is
   $50,000 or more upon the date it is to be deducted.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL SEPARATE ACCOUNT EXPENSES
(as a percentage of each Subaccount's average daily net assets)
--------------------------------------------------------------------------------
Annual Mortality and Expense Risk Charge .............................  0.85%(1)
Annual Administration Charge .........................................  0.15%
                                                                        ----
Total Separate Account Annual Expenses ...............................  1.00%
--------------------------------------------------------------------------------
1. The  mortality  and expense  risk charge is reduced for larger  Contracts  as follows: Less than $25,000 - 0.85%; At least $25,000 but less than $100,000 -
   0.70%; $100,000 or more - 0.60%. The mortality and expense risk charge during the Annuity Period is 1.25% for Annuity Options 1 through 4, 7 and 8.
--------------------------------------------------------------------------------

-----------------------------------------------------------
OPTIONAL RIDER EXPENSES
(as a percentage of Contract Value)
-----------------------------------------------------------
                                       INTEREST    RIDER
                                        RATE*      CHARGE
-----------------------------------------------------------
Guaranteed Minimum                        3%        0.15%
Income Benefit Rider                      5%        0.30%
-----------------------------------------------------------
Annual Stepped Up                        ---        0.20%
Death Benefit Rider
-----------------------------------------------------------
                                          3%        0.10%
Guaranteed Growth                         5%        0.20%
Death Benefit Rider                       6%        0.25%
                                          7%        0.30%
-----------------------------------------------------------
Combined Annual Stepped Up
Death Benefit Rider and Guaranteed        5%        0.25%
Growth Death Benefit Rider
-----------------------------------------------------------
                                          3%        0.45%
Extra Credit Rider                        4%        0.60%
                                          5%        0.75%
-----------------------------------------------------------
Waiver of Withdrawal                     ---        0.05%
Charge Rider
-----------------------------------------------------------
Alternative Withdrawal                  0-Year      0.50%
Charge Rider                            3-Year      0.40%
-----------------------------------------------------------
*Interest rate, or for the Alternative  Withdrawal Charge
Rider, the withdrawal charge schedule.
-----------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL MUTUAL FUND  EXPENSES (as  a percentage of each Series' average daily net assets)
--------------------------------------------------------------------------------
                                                                 TOTAL MUTUAL
                                  ADVISORY         OTHER            FUND
                                    FEE(1)        EXPENSES(2)     EXPENSES(1)
Equity (Series A) .............     0.75%           0.06%           0.81%
Large Cap Value (Series B) ....     0.75%           0.07%           0.82%
Money Market (Series C) .......     0.50%           0.07%           0.57%
Global (Series D) .............     1.00%           0.21%           1.21%
Diversified Income (Series E) .     0.75%           0.07%           0.82%
Large Cap Growth (Series G) ...     1.00%           0.36%           1.36%
Enhanced Index (Series H) .....     0.75%           0.29%           1.04%
International (Series I) ......     1.10%           1.15%           2.25%
Mid Cap Growth (Series J) .....     0.75%           0.07%           0.82%
Global Strategic Income
 (Series K) ...................     0.75%           0.87%           1.62%
Capital Growth (Series L) .....     1.00%           0.36%           1.36%
Global Total Return (Series M)      1.00%           0.36%           1.36%
Managed Asset Allocation
(Series N) ....................     1.00%           0.17%           1.17%
Equity Income (Series O) ......     1.00%           0.09%           1.09%
High Yield (Series P) .........     0.75%           0.11%           0.86%
Small Cap Value (Series Q) ....     1.00%           0.36%           1.36%
Social Awareness (Series S) ...     0.75%           0.07%           0.82%
Technology (Series T) .........     1.00%           0.95%           1.95%
Mid Cap Value (Series V) ......     0.75%           0.09%           0.84%
Main Street Growth and
 Income(R)(Series W) ..........     1.00%           0.22%           1.22%
Small Cap Growth (Series X) ...     1.00%           0.33%           1.33%
Select 25 (Series Y) ..........     0.75%           0.22%           0.97%
--------------------------------------------------------------------------------
1. During the fiscal year ended December 31, 1999, the Investment adviser waived the advisory  fees of Series P and Series X. There can be no  assurance  that the Investment  Adviser will continue to waive the Series advisory fees after
   December 31, 1999.  Expense  information for Series P and X has been restated
   to reflect  the fees that would  have been  applicable  had there been no fee waiver.

2. Other  Expenses  for Series G, Series H, Series I, Series L, Series Q, Series
   T,  Series W and  Series Y are based on  estimated  amounts  for the  current fiscal year.
--------------------------------------------------------------------------------

EXAMPLES -- The examples presented below assume the maximum separate account and optional  rider charges of 2.00%.  The examples show the expenses that you would pay at the end of one,  three,  five or ten  years  (except  for the  Large  Cap
Growth,  Enhanced  Index,  International,   Capital  Growth,  Small  Cap  Value,
Technology,  Main Street Growth & Income(R) and Select 25 Subaccounts which show expenses for only the one and three year  periods).  The  information  presented applies if, at the end of those time periods,  the Contract is (1)  surrendered, or (2) annuitized or otherwise not surrendered. The examples show expenses based upon an  allocation  of $1,000  to each of the  Subaccounts  and a  hypothetical return of 5%.  For those  Contracts  that do not  elect  the  maximum  amount of
Riders,  or with  Contract  Value in excess of $25,000,  the  expenses  would be reduced.

   YOU SHOULD NOT CONSIDER THE EXAMPLES BELOW A REPRESENTATION OF PAST OR FUTURE
EXPENSES.  ACTUAL  EXPENSES  MAY BE GREATER OR LESSER THAN THOSE  SHOWN.  THE 5%
RETURN  ASSUMED IN THE EXAMPLES IS  HYPOTHETICAL  AND SHOULD NOT BE CONSIDERED A
REPRESENTATION OF PAST OR FUTURE ACTUAL RETURNS,  WHICH MAY BE GREATER OR LESSER
THAN THE ASSUMED AMOUNT.

   Example -- You would pay the expenses shown below assuming full withdrawal of the Contract at the end of the applicable time period:

---------------------------------------------------------------
                                    1       3      5      10
                                   YEAR   YEARS  YEARS  YEARS
---------------------------------------------------------------
Equity Subaccount ..............   $  92   $145    $190   $318
Large Cap Value Subaccount .....      92    145     190    319
Money Market Subaccount ........      90    138     178    295
Global Subaccount ..............      96    156     209    355
Diversified Income Subaccount ..      92    145     190    319
Large Cap Growth Subaccount ....      97    160     ---    ---
Enhanced Index Subaccount ......      94    151     ---    ---
International Subaccount .......     106    185     ---    ---
Mid Cap Growth Subaccount ......      92    145     190    319
Global Strategic Income
   Subaccount ..................     100    168     228    392
Capital Growth Subaccount ......      97    160     ---    ---
Global Total Return Subaccount .      97    160     216    369
Managed Asset Allocation
   Subaccount ..................      95    155     207    352
Equity Income Subaccount .......      95    153     203    344
High Yield Subaccount ..........      92    146     192    323
Small Cap Value Subaccount .....      97    160     ---    ---
Social Awareness Subaccount ....      92    145     190    319
Technology Subaccount ..........     103    177     ---    ---
Mid Cap Value Subaccount .......      92    146     191    321
Main Street Growth and
   Income(R) Subaccount ........      96    157     ---    ---
Small Cap Growth Subaccount ....      97    160     214    366
Select 25 Subaccount ...........      93    149     ---    ---
---------------------------------------------------------------

   Example -- You would pay the expenses shown below assuming no withdrawals:

---------------------------------------------------------------
                                    1       3      5      10
                                   YEAR   YEARS  YEARS  YEARS
---------------------------------------------------------------
Equity Subaccount ..............     $29  $  89    $151   $318
Large Cap Value Subaccount .....      29     89     151    319
Money Market Subaccount ........      27     81     139    295
Global Subaccount ..............      33    100     170    355
Diversified Income Subaccount ..      29     89     151    319
Large Cap Growth Subaccount ....      34    105     ---    ---
Enhanced Index Subaccount ......      31     95     ---    ---
International Subaccount .......      43    130     ---    ---
Mid Cap Growth Subaccount ......      29     89     151    319
Global Strategic Income
   Subaccount ..................      37    112     190    392
Capital Growth Subaccount ......      34    105     ---    ---
Global Total Return
   Subaccount ..................      34    105     177    369
Managed Asset Allocation
   Subaccount ..................      32     99     168    352
Equity Income Subaccount .......      32     97     164    344
High Yield Subaccount ..........      29     90     153    323
Small Cap Value Subaccount .....      34    105     ---    ---
Social Awareness Subaccount ....      29     89     151    319
Technology Subaccount ..........      40    122     ---    ---
Mid Cap Value Subaccount .......      29     89     152    321
Main Street Growth and
   Income(R) Subaccount ........      33    101     ---    ---
Small Cap Growth Subaccount ....      34    104     176    366
Select 25 Subaccount ...........      30     93    ----    ---
---------------------------------------------------------------

INFORMATION ABOUT SECURITY BENEFIT, THE SEPARATE ACCOUNT, AND SBL FUND

SECURITY BENEFIT LIFE INSURANCE  COMPANY -- Security Benefit is a life insurance company  organized  under  the laws of the  State of  Kansas.  It was  organized originally as a fraternal  benefit society and commenced  business  February 22,
1892.  It became a mutual  life  insurance  company  under its  present  name on
January 2, 1950.

   On July 31, 1998,  Security  Benefit  converted  from a mutual life insurance company to a stock life  insurance  company  ultimately  controlled  by Security
Benefit Mutual Holding  Company,  a Kansas mutual  holding  company.  Membership interests  of persons  who were  Owners as of July 31,  1998  became  membership interests  in  Security  Benefit  Mutual  Holding  Company as of that date,  and persons who acquire policies from Security Benefit after that date automatically become members in the mutual holding company.

   Security  Benefit offers life insurance  policies and annuity  contracts,  as well as financial and retirement services.  It is admitted to do business in the
District of Columbia,  and in all states except New York. As of the end of 2000,
Security Benefit had total assets of approximately $ billion.  Together with its subsidiaries, Security Benefit has total funds under management of approximately
$ billion.

   The Principal  Underwriter for the Contracts is Security  Distributors,  Inc.
("SDI"), 700 SW Harrison Street, Topeka, Kansas 66636-0001. SDI is registered as a  broker/dealer  with  the SEC and is a  wholly-owned  subsidiary  of  Security
Benefit  Group,  Inc.,  a financial  services  holding  company  wholly owned by
Security Benefit.

PUBLISHED  RATINGS  --  Security  Benefit  may  from  time  to time  publish  in advertisements,  sales  literature and reports to Owners,  the ratings and other information  assigned to it by one or more independent rating organizations such as A. M. Best  Company and  Standard & Poor's.  The purpose of the ratings is to reflect the financial strength and/or claims-paying  ability of Security Benefit and should not be considered as bearing on the investment  performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status  of  thousands  of  insurers,  culminating  in the  assignment  of Best's
Ratings.  These ratings reflect their current opinion of the relative  financial strength and operating  performance of an insurance company in comparison to the norms of the life/health  insurance  industry.  In addition,  the  claims-paying ability of Security Benefit as measured by Standard & Poor's  Insurance  Ratings
Services may be referred to in  advertisements or sales literature or in reports to Owners.  These  ratings are  opinions  of an  operating  insurance  company's financial capacity to meet the obligations of its insurance and annuity policies in  accordance  with their  terms.  Such  ratings do not reflect the  investment performance  of the Separate  Account or the degree of risk  associated  with an investment in the Separate Account.

SEPARATE  ACCOUNT -- Security  Benefit  established  the Separate  Account under
Kansas law on June 26, 2000. The Contract  provides that the income,  gains,  or losses of the  Separate  Account,  whether or not  realized,  are credited to or charged  against  the assets of the  Separate  Account  without  regard to other income, gains, or losses of Security Benefit. Kansas law provides that assets in a separate account  attributable to the reserves and other  liabilities  under a contract may not be charged  with  liabilities  arising from any other  business that the  insurance  company  conducts  if, and to the extent  the  contract  so provides.  The Contract  contains  such a provision.  Security  Benefit owns the assets in the Separate Account and is required to maintain  sufficient assets in the  Separate  Account  to meet  all  Separate  Account  obligations  under  the
Contract.  Security  Benefit may  transfer to its  General  Account  assets that exceed anticipated  obligations of the Separate Account. All obligations arising under the  Contracts  are general  corporate  obligations  of Security  Benefit.
Security  Benefit  may invest its own assets in the  Separate  Account for other purposes,  but not to support  contracts other than variable annuity  contracts, and may accumulate in the Separate  Account  proceeds from Contract  charges and investment results applicable to those assets.

   The Separate Account is currently  divided into twenty-two  Subaccounts.  The
Contract  provides that the income,  gains and losses,  whether or not realized, are  credited  to, or charged  against,  the assets of each  Subaccount  without regard to the income, gains or losses in the other Subaccounts.  Each Subaccount invests  exclusively  in shares of a specific  Series of the SBL Fund.  Security
Benefit  may in the future  establish  additional  Subaccounts  of the  Separate
Account,  which  may  invest  in  other  Series  of the  SBL  Fund  or in  other securities, mutual funds, or investment vehicles.

   The Separate  Account is registered with the SEC as a unit  investment  trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the
SEC does not involve  supervision by the SEC of the administration or investment practices of the Separate Account or of Security Benefit.

SBL FUND -- SBL Fund is an open-end management  investment company of the series type. It is registered with the SEC under the 1940 Act. Such  registration  does not involve  supervision by the SEC of the  investments or investment  policy of the Fund. SBL Fund currently has twenty-two separate portfolios ("Series"), each of which pursues different investment objectives and policies.

   Shares of the Fund  currently  are  offered  only for  purchase  by  separate accounts of Security Benefit to serve as an investment  medium for variable life insurance  policies and variable annuity  contracts issued by Security  Benefit.
Thus,  SBL Fund serves as an investment  medium for both variable life insurance policies and variable annuity contracts.  This is called "mixed funding." Shares of SBL  Fund  also  may be sold in the  future  to  separate  accounts  of other insurance  companies,  both affiliated and not affiliated with Security Benefit.
This is called "shared funding." Security Benefit currently does not foresee any disadvantages  to Owners arising from either mixed or shared  funding;  however, due to differences in tax treatment or other considerations, it is theoretically possible  that the  interests of owners of various  contracts for which SBL Fund serves  as an  investment  medium  might at some time be in  conflict.  However,
Security  Benefit,  the  Fund's  Board of  Directors,  and any  other  insurance companies  that  participate  in SBL Fund in the future are  required to monitor events in order to identify  any material  conflicts  that arise from the use of the Fund for mixed  and/or  shared  funding.  SBL Fund's  Board of  Directors is required to determine what action,  if any, should be taken in the event of such a conflict. If such a conflict were to occur, Security Benefit might be required to withdraw  the  investment  of one or more of its separate  accounts  from SBL
Fund. This might force the Fund to sell securities at disadvantageous prices.

   A summary of the investment objective of each Series of SBL Fund is set forth below.  We cannot  assure  that any Series  will  achieve  its  objective.  More detailed  information is contained in the  accompanying  prospectus of SBL Fund,
including   information  on  the  risks  associated  with  the  investments  and investment techniques of each Series.

   SBL  FUND'S  PROSPECTUS  ACCOMPANIES  THIS  PROSPECTUS  AND  SHOULD  BE  READ
CAREFULLY BEFORE INVESTING.

SERIES A (EQUITY  SERIES) -- Amounts that you allocate to the Equity  Subaccount are  invested  in  Series  A. The  investment  objective  of Series A is to seek long-term  capital  growth by  investing in a broadly  diversified  portfolio of common stocks,  securities  convertible  into common stocks,  preferred  stocks, bonds and other debt securities.

SERIES B (LARGE CAP VALUE  SERIES) -- Amounts that you allocate to the Large Cap
Value  Subaccount are invested in Series B. Series B seeks  long-term  growth of capital by investing  at least 65% of its total  assets in  large-capitalization value  companies.  The Series'  stock  investments  may include  common  stocks,
preferred   stocks   and   convertible   securities   of  both  U.S.   and  U.S.
dollar-denominated  foreign  issuers.  Series B may temporarily  invest in cash, government bonds or money market securities.

SERIES C (MONEY MARKET  SERIES) -- Amounts that you allocate to the Money Market
Subaccount are invested in Series C. The investment  objective of Series C is to provide  as high a level of  current  income as is  consistent  with  preserving capital.  It invests in high quality money market instruments with maturities of not longer than thirteen months.

SERIES D (GLOBAL  SERIES) -- Amounts that you allocate to the Global  Subaccount are  invested  in  Series  D. The  investment  objective  of Series D is to seek long-term growth of capital  primarily  through  investment in common stocks and equivalents of companies domiciled in foreign countries and the United States.

SERIES E  (DIVERSIFIED  INCOME  SERIES)  --  Amounts  that you  allocate  to the
Diversified Income Subaccount are invested in Series E. The investment objective of Series E is to provide  current  income with security of principal.  Series E seeks  to  achieve  this  investment  objective  by  investing  primarily  in  a diversified  portfolio of investment grade debt securities.  The debt securities in which Series E invests will  primarily be domestic  securities,  but may also include dollar denominated foreign securities.

SERIES G (LARGE CAP GROWTH SERIES) -- Amounts that you allocate to the Large Cap
Growth Subaccount are invested in Series G. The investment objective of Series G is to seek long-term capital growth by investing  primarily in equity securities of large capitalization companies (defined as companies whose total market value is at least $5 billion at the time of purchase).

SERIES H (ENHANCED  INDEX  SERIES) -- Amounts  that you allocate to the Enhanced
Index Subaccount are invested in Series H. The investment  objective of Series H is to seek to outperform the S&P 500 Index through stock selection  resulting in different weightings of common stocks relative to the index.

SERIES  I   (INTERNATIONAL   SERIES)  --  Amounts   that  you  allocate  to  the
International  Subaccount are invested in Series I. The investment  objective of
Series I is to seek long-term  capital  appreciation  by investing  primarily in
non-U.S. equity securities and other securities with equity characteristics.

SERIES J (MID CAP GROWTH  SERIES) -- Amounts  that you  allocate  to the Mid Cap
Growth Subaccount are invested in Series J. The investment objective of Series J is to seek capital  appreciation  through  investment  in a broadly  diversified portfolio of securities which may include common stocks,  preferred stocks, debt securities and securities convertible into common stocks.

SERIES K (GLOBAL  STRATEGIC  INCOME  SERIES) -- Amounts that you allocate to the
Global  Strategic  Income  Subaccount  are invested in Series K. The  investment objective  of  Series K is to seek  high  current  income  and,  as a  secondary objective,  capital  appreciation  by investing in a combination  of foreign and domestic  high-yield,  lower  rated  debt  securities  (commonly  known as "junk bonds").

SERIES L (CAPITAL  GROWTH  SERIES)--  Amounts  that you  allocate to the Capital
Growth Series are invested in Series L. The investment  objective of Series L is to seek growth of capital by pursuing  aggressive  investment policies primarily in equity securities of U. S. companies.

SERIES M (GLOBAL TOTAL RETURN SERIES) -- Amounts that you allocate to the Global
Total Return  Subaccount are invested in Series M. The  investment  objective of
Series M is to seek high total return  consisting  of capital  appreciation  and current  income.  Series M seeks this  objective  through asset  allocation  and security selection by investing in a diversified  portfolio of global equity and bond securities.

SERIES N (MANAGED ASSET  ALLOCATION  SERIES) -- Amounts that you allocate to the
Managed Asset  Allocation  Subaccount  are invested in Series N. The  investment objective  of  Series N is to seek a high  level of total  return  by  investing primarily in a diversified portfolio of debt and equity securities.

SERIES O (EQUITY  INCOME  SERIES) --  Amounts  that you  allocate  to the Equity
Income Subaccount are invested in Series O. The investment objective of Series O is to seek to provide substantial  dividend income and also capital appreciation
by  investing   primarily  in  dividend-paying   common  stocks  of  established
companies.

SERIES P (HIGH  YIELD  SERIES) -- Amounts  that you  allocate  to the High Yield
Subaccount are invested in Series P. The investment  objective of Series P is to seek high current income. Capital appreciation is a secondary objective.  Series
P seeks its objectives by investing  primarily in higher  yielding,  higher risk debt securities (commonly referred to as "junk bonds").

SERIES Q (SMALL CAP VALUE  SERIES) -- Amounts that you allocate to the Small Cap
Value Series are invested in Series Q. The  investment  objective of Series Q is to seek  capital  growth by  investing  in  securities  of small  capitalization companies  (defined  as  companies  with a market  capitalization  substantially similar  to that of  companies  in the  Russell  2500(TM)  Index  at the time of investment).

SERIES S (SOCIAL  AWARENESS  SERIES) -- Amounts  that you allocate to the Social
Awareness  Subaccount  are  invested in Series S. The  investment  objective  of
Series S is to seek  capital  appreciation  by  investing  in  various  types of securities  which meet certain social criteria  established for the Series.  The
Series also may invest in  companies  that are included in the Domini 400 Social
Index(SM),  which  companies  will be deemed to comply with the  Series'  social criteria.  Series S will invest in a  diversified  portfolio  of common  stocks, convertible  securities,  preferred  stocks  and debt  securities.  Series S may temporarily invest in government bonds or commercial paper.

SERIES T  (TECHNOLOGY  SERIES) -- Amounts  that you  allocate to the  Technology
Subaccount are invested in Series T. The investment  objective of Series T is to seek long-term  capital  appreciation  by investing in the equity  securities of technology companies.

SERIES V (MID CAP VALUE  SERIES) --  Amounts  that you  allocate  to the Mid Cap
Value Subaccount are invested in Series V. The investment  objective of Series V is to seek long-term  growth of capital by investing in a diversified  portfolio consisting primarily of common stocks. The Series will invest in stocks that the
Investment Adviser believes are undervalued relative to assets, earnings, growth potential or cash flow.

SERIES W (MAIN STREET GROWTH AND INCOME(R)  SERIES) -- Amounts that you allocate to the Main Street Growth and Income(R) Subaccount are invested in Series W. The investment  objective of Series W is to seek high total return  (which  includes growth in the value of its shares as well as  current  income)  from  equity and debt securities.

SERIES X (SMALL CAP GROWTH SERIES) -- Amounts that you allocate to the Small Cap
Growth Subaccount are invested in Series X. The investment objective of Series X is to seek  long-term  growth of capital by investing  primarily in domestic and
foreign  equity  securities  of  small  capitalization   companies  (defined  as
companies  with  a  market  capitalization  substantially  similar  to  that  of companies in the Russell 2000(TM) Index at the time of investment).

SERIES Y (SELECT  25  SERIES)  --  Amounts  that you  allocate  to the Select 25
Subaccount are invested in Series Y. The investment  objective of Series Y is to seek  long-term  growth of capital by  concentrating  its  investments in a core position  of 20-30  common  stocks  of growth  companies  which  have  exhibited consistent above average earnings or revenue growth.

THE  INVESTMENT  ADVISER -- Security  Management  Company,  LLC, 700 SW Harrison
Street, Topeka, Kansas 66636, serves as Investment Adviser to each Series of SBL
Fund.  The  Investment  Adviser  is  registered  with  the SEC as an  investment adviser.  The Investment Adviser formulates and implements  continuing  programs for the  purchase  and sale of  securities  in  compliance  with the  investment objectives,  policies,  and restrictions of each Series,  and is responsible for the day to day decisions to buy and sell  securities for the Series except Large
Cap Value,  Global,  Enhanced Index,  International,  Global  Strategic  Income,
Capital Growth,  Global Total Return,  Managed Asset Allocation,  Equity Income,
Small Cap Value,  Technology,  Main Street Growth and  Income(R),  and Small Cap
Growth  Series.  See the  accompanying  SBL Fund  prospectus  for  details.  The
Investment  Adviser has engaged The Dreyfus  Corporation,  200 Park Avenue,  New
York, New York 10166, to provide investment advisory services to Large Cap Value
Series;  OppenheimerFunds,  Inc.,  Two World Trade  Center,  New York,  New York
10048-0203,  to provide  investment  advisory services to Global Series and Main
Street Growth and Income(R) Series; Deutsche Asset Management, Inc., 130 Liberty
Street,  New York, New York 10006, to provide  investment  advisory  services to
Enhanced Index Series and International Series; T. Rowe Price Associates,  Inc.,
100 East Pratt Street, Baltimore, Maryland 21202, to provide investment advisory services to Managed Asset Allocation Series and Equity Income Series; Wellington
Management Company LLP, 75 State Street, Boston, MA 02109, to provide investment advisory services to Global Strategic Income Series,  Global Total Return Series
and Technology  Series;  Strong  Capital  Management  Corporation,  100 Heritage
Reserve, Menomonee,  Wisconsin 53051, to provide investment advisory services to
Small Cap  Value  Series  and Small Cap  Growth  Series;  and  Alliance  Capital
Management  L.P.,  1345  Avenue of the  Americas,  New York,  New York  10105 to
provide investment advisory services to Capital Growth Series.

THE CONTRACT

GENERAL -- Security Benefit issues the Contract  offered by this Prospectus.  It is a flexible purchase payment deferred variable annuity. To the extent that you allocate  all or a portion of your  purchase  payments to the  Subaccounts,  the
Contract is significantly  different from a fixed annuity contract in that it is the Owner  under a Contract  who  assumes  the risk of  investment  gain or loss rather than  Security  Benefit.  When you are ready to begin  receiving  annuity payments,  the Contract  provides  several  Annuity Options under which Security
Benefit will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated  purchase  payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.

   The  Contract  is  available  for  purchase  by an  individual  as a  non-tax qualified retirement plan ("Non-Qualified  Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the  requirements of Section 403(b),  408, or 408A of the Internal  Revenue Code
("Qualified  Plan").  Certain federal tax advantages are currently  available to retirement  plans that qualify as (1) annuity  purchase  plans of public  school systems  and certain  tax-exempt  organizations  under  Section  403(b),  or (2)
individual  retirement accounts or annuities,  including those established by an employer as a simplified  employee pension plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan.

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial purchase payment to Security  Benefit,  as well as any other form or  information  that  Security  Benefit  may  require.  Security
Benefit  reserves the right to reject an application or purchase payment for any reason,  subject to Security Benefit's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

   The maximum age of an Owner or Annuitant  for which a Contract will be issued is age 90 (age 85 in  Florida).  If there are Joint  Owners or  Annuitants,  the maximum  issue  age  will be  determined  by  reference  to the  older  Owner or
Annuitant.

PURCHASE  PAYMENTS -- The minimum initial purchase payment for the purchase of a
Contract  is $10,000.  Thereafter,  you may choose the amount and  frequency  of purchase payments,  except that the minimum subsequent purchase payment is $500.
The minimum  subsequent  purchase  payment if you elect an Automatic  Investment
Program  is $50.  Security  Benefit  may  reduce the  minimum  purchase  payment requirement under certain circumstances.  Purchase payments exceeding $1 million will not be accepted without prior approval of Security Benefit.

   Security  Benefit will apply the initial  purchase payment not later than the end of the second  Valuation  Date after the  Valuation  Date it is  received by
Security Benefit;  provided that the purchase payment is preceded or accompanied by an application that contains  sufficient  information to establish an account and properly credit such purchase payment. The application form will be provided
by  Security   Benefit.   If  Security  Benefit  does  not  receive  a  complete
application,  Security  Benefit  will  notify  you  that it does  not  have  the necessary  information to issue a Contract.  If you do not provide the necessary information to Security  Benefit within five Valuation Dates after the Valuation
Date on which Security Benefit first receives the initial purchase payment or if
Security  Benefit  determines it cannot  otherwise issue the Contract,  Security
Benefit  will return the initial  purchase  payment to you unless you consent to
Security  Benefit  retaining the purchase  payment until the application is made complete.

   Security Benefit will credit  subsequent  purchase  payments as of the end of the Valuation  Period in which they are received by Security Benefit at its Home
Office.  Purchase payments after the initial purchase payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent purchase payments may be paid  under an  Automatic  Investment  Program.  The  initial  purchase  payment required must be paid before the Automatic  Investment  Program will be accepted by Security Benefit.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract,  you select the  Subaccounts  or the  Fixed  Account  to  which  purchase  payments  will be allocated.  Purchase  payments will be allocated  according to your instructions contained  in the  application  or more recent  instructions  received,  if any, except that no purchase  payment  allocation  is permitted  that would result in less than $25.00 per payment being  allocated to any one Subaccount or the Fixed
Account.  The  allocations  may be a whole dollar amount or a whole  percentage.
Available  allocation  alternatives  include the twenty-two  Subaccounts and the
Fixed Account.

   You may change the purchase payment  allocation  instructions by submitting a proper written  request to Security  Benefit's  Home Office.  A proper change in allocation  instructions  will be effective upon receipt by Security  Benefit at its Home  Office  and will  continue  in  effect  until  you  submit a change in instructions to Security Benefit.  You may make changes in your purchase payment
allocation   and  changes  to  an  existing   Dollar  Cost  Averaging  or  Asset
Reallocation  Option by telephone provided the Telephone Transfer section of the application  or  an  Authorization  for  Telephone  Requests  form  is  properly completed,  signed, and filed at Security Benefit's Home Office.  Changes in the allocation  of future  purchase  payments  have no effect on  existing  Contract
Value. You may,  however,  transfer Contract Value among the Subaccounts and the
Fixed Account in the manner described in "Transfers of Contract Value," page 15.

DOLLAR COST AVERAGING  OPTION -- Prior to the Annuity Start Date, you may dollar cost  average  your  Contract  Value by  authorizing  Security  Benefit  to make periodic  transfers of Contract  Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which  securities are purchased at regular  intervals in fixed dollar amounts so that the cost of the  securities  gets  averaged  over time and possibly over various market cycles.  The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the  Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a
Subaccount's  Accumulation  Units  will  vary,  the  amounts  transferred  to  a
Subaccount  will result in the  crediting of a greater  number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts  transferred  from a  Subaccount  will result in a debiting of a greater number  of units  when the price is low and a lesser  number  of units  when the price is high.  Dollar cost  averaging does not guarantee  profits,  nor does it assure that you will not have losses.

   A Dollar Cost Averaging Request form is available upon request.  On the form, you must designate whether Contract Value is to be transferred on the basis of a specific  dollar  amount,  a fixed period or earnings  only,  the  Subaccount or
Subaccounts to and from which the transfers will be made, the desired  frequency of the transfers,  which may be on a monthly or quarterly  basis, and the length of time during  which the  transfers  shall  continue or the total  amount to be transferred over time.

   After Security Benefit has received a Dollar Cost Averaging Request in proper form at its Home Office,  Security  Benefit will transfer  Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. Security Benefit will effect each transfer on the date you specify or if no date is  specified,  on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the Home Office of a Dollar Cost Averaging Request in proper form.
Transfers will be made until the total amount elected has been  transferred,  or until Contract Value in the  Subaccount  from which  transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14  transfers  per  Contract  Year  that  are  allowed  as  discussed  under
"Transfers of Contract Value," page 15.

   You may  instruct  Security  Benefit at any time to  terminate  the option by written request to Security  Benefit's Home Office.  In that event, the Contract
Value in the Subaccount  from which  transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise.  If you wish to continue  transferring  on a dollar cost  averaging  basis after the expiration  of  the  applicable  period,  the  total  amount  elected  has  been transferred,  or the  Subaccount  has been  depleted,  or after the Dollar  Cost
Averaging Option has been canceled,  a new Dollar Cost Averaging Request must be completed and sent to the Home Office.  Security  Benefit requires that you wait at least a month (or a quarter  if  transfers  were made on a  quarterly  basis)
before  reinstating  Dollar Cost Averaging  after it has been terminated for any reason.  Security  Benefit may discontinue,  modify,  or suspend the Dollar Cost
Averaging  Option at any time.  Security Benefit does not currently charge a fee for this option.

   You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under "The Fixed Account," page 26.

ASSET REALLOCATION  OPTION -- Prior to the Annuity Start Date, you may authorize
Security  Benefit  to  automatically  transfer  Contract  Value on a  quarterly, semiannual or annual basis to maintain a particular  percentage allocation among the  Subaccounts.  The Contract Value  allocated to each Subaccount will grow or decline in value at  different  rates  during  the  selected  period,  and Asset
Reallocation  automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly,  semiannual or annual basis,  as you select.  Asset  Reallocation  is intended to transfer  Contract Value from those
Subaccounts that have increased in value to those Subaccounts that have declined in value.  Over time,  this  method of  investing  may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

   To elect this  option an Asset  Reallocation  Request in proper  form must be received by Security Benefit at its Home Office. An Asset  Reallocation  Request
form is available  upon request.  On the form,  you must indicate the applicable
Subaccounts,  the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

   Upon receipt of the Asset Reallocation Request,  Security Benefit will effect a transfer or, in the case of a new Contract, will allocate the initial purchase payment,  among the Subaccounts  based upon the  percentages  that you selected.
Thereafter,  Security  Benefit will  transfer  Contract  Value to maintain  that allocation on each quarterly,  semiannual or annual anniversary,  as applicable, of the date of Security Benefit's receipt of the Asset  Reallocation  Request in proper  form.  The  amounts  transferred  will be  credited  at the price of the
Subaccount  as of the  end of the  Valuation  Date  on  which  the  transfer  is effected. Amounts periodically transferred under this option are not included in the 14  transfers  per  Contract  Year  that  are  allowed  as  discussed  under
"Transfers of Contract Value," page 15.

   You may instruct  Security  Benefit at any time to  terminate  this option by written request to Security  Benefit's Home Office.  In that event, the Contract
Value in the  Subaccounts  that has not been  transferred  will  remain in those
Subaccounts  regardless  of the  percentage  allocation  unless you  instruct us otherwise.  If you  wish  to  continue  Asset  Reallocation  after  it has  been canceled,  a new Asset  Reallocation  Request form must be completed and sent to
Security  Benefit's Home Office.  Security Benefit may discontinue,  modify,  or suspend,  and  reserves  the right to  charge a fee for the  Asset  Reallocation
Option at any time.  Security  Benefit does not currently  charge a fee for this option.

   Contract  Value  allocated to the Fixed  Account may be included in the Asset
Reallocation option, subject to certain restrictions described in "Transfers and
Withdrawals from the Fixed Account," page 27.

TRANSFERS  OF  CONTRACT  VALUE -- You may  transfer  Contract  Value  among  the
Subaccounts upon proper written request to Security  Benefit's Home Office.  You may make transfers  (other than transfers  pursuant to the Dollar Cost Averaging and Asset  Reallocation  Options) by telephone if the Telephone Transfer section of the  application  or an  Authorization  for Telephone  Requests form has been properly  completed,  signed and filed at Security  Benefit's  Home Office.  The minimum transfer amount is $500, or the amount remaining in a given  Subaccount.
The minimum  transfer  amount does not apply to transfers  under the Dollar Cost
Averaging or Asset Reallocation Options.

   Security Benefit effects  transfers  between  Subaccounts at their respective accumulation  unit values as of the close of the  Valuation  Period during which the transfer request is received.

   You may also transfer Contract Value to the Fixed Account; however, transfers from the Fixed Account to the  Subaccounts  are  restricted as described in "The
Fixed Account," page 26.

   Security  Benefit  generally  does not  limit  the  frequency  of  transfers, although  Security  Benefit  reserves  the  right at a future  date to limit the number of transfers to 14 in a Contract Year. Security Benefit also reserves the right to limit the size and  frequency  of such  transfers,  and to  discontinue telephone transfers.

CONTRACT  VALUE  -- The  Contract  Value  is the sum of the  amounts  under  the
Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

   On each  Valuation  Date,  the  amount of  Contract  Value  allocated  to any particular  Subaccount will be adjusted to reflect the investment  experience of that Subaccount. See "Determination of Contract Value," below. No minimum amount of Contract Value is guaranteed. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION  OF CONTRACT  VALUE -- Your  Contract  Value will vary to a degree that depends upon several factors, including

o  Investment  performance  of the  Subaccounts  to  which  you  have  allocated
   Contract Value,

o  Payment of purchase payments,

o  The amount of any outstanding Contract Debt,

o  Full and partial withdrawals, and

o  Charges assessed in connection with the Contract,  including  charges for any optional Riders selected.

The  amounts  allocated  to the  Subaccounts  will be  invested in shares of the corresponding Series of SBL Fund. The investment  performance of the Subaccounts will  reflect  increases  or  decreases  in the net asset value per share of the corresponding  Series and any dividends or  distributions  declared by a Series.
Any dividends or distributions from any Series of the Fund will be automatically reinvested in shares of the same Series,  unless Security Benefit,  on behalf of the Separate Account, elects otherwise.

   Assets in the  Subaccounts  are divided into  Accumulation  Units,  which are accounting units of measure used to calculate the value of a Owner's interest in a Subaccount. When you allocate purchase payments to a Subaccount, your Contract is credited with  Accumulation  Units.  The number of  Accumulation  Units to be credited is  determined  by dividing  the dollar  amount,  including  any Credit
Enhancements,  allocated  to the  particular  Subaccount  by the  price  for the
Subaccount's  Accumulation  Units as of the end of the Valuation Period in which the purchase  payment is credited.  In addition,  other  transactions  including loans, full or partial withdrawals, transfers, and assessment of certain charges against  the  Contract  affect the number of  Accumulation  Units  credited to a
Contract.  The number of units  credited or debited in connection  with any such transaction  is determined by dividing the dollar amount of such  transaction by the price of the Accumulation Unit of the affected Subaccount. The price of each
Subaccount is  determined on each  Valuation  Date.  The number of  Accumulation
Units credited to a Contract  shall not be changed by any  subsequent  change in the value of an Accumulation  Unit, but the dollar value of an Accumulation Unit may vary from  Valuation  Date to Valuation  Date  depending upon the investment experience of the Subaccount and charges against the Subaccount.

   The  price of each  Subaccount's  units  initially  was $10.  The  price of a
Subaccount  on any  Valuation  Date takes into  account the  following:  (1) the investment  performance  of the  Subaccount,  which is based upon the investment performance  of the  corresponding  Series of SBL  Fund,  (2) any  dividends  or distributions paid by the corresponding  Series,  (3) the charges,  if any, that may be assessed by Security  Benefit for taxes  attributable to the operation of the  Subaccount,  (4) the minimum  mortality  and expense  risk charge under the
Contract of 0.60%, and (5) the administration charge under the Contract.

   The minimum mortality and expense risk charge of 0.60% and the administration charge of 0.15% are factored into the accumulation unit value or "price" of each
Subaccount on each Valuation  Date.  Security  Benefit deducts any mortality and expense  risk charge  above the minimum  charge and the charge for any  optional
Riders (the "Excess  Charge") on a monthly  basis.  Each  Subaccount  declares a monthly  dividend  and  Security  Benefit  deducts  the Excess  Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage  of  your  Contract  Value  allocated  to  the  Subaccount  as of the reinvestment  date.  The  monthly  dividend  is paid  only  for the  purpose  of collecting the Excess  Charge.  Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration  charge,  your Contract
Value will be reduced in the amount of your Excess Charge upon  reinvestment  of the  Subaccount's  monthly  dividend.  Security  Benefit  reserves  the right to compute and deduct the Excess  Charge  from each  Subaccount  on each  Valuation
Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

FULL AND  PARTIAL  WITHDRAWALS  -- An Owner  may make a  partial  withdrawal  of
Contract  Value,  or surrender the Contract for its Withdrawal  Value. A full or partial  withdrawal,  including  a  systematic  withdrawal,  may be  taken  from
Contract  Value at any time while the Owner is living  and  before  the  Annuity
Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. A full or partial withdrawal request will be effective as of the end of the  Valuation  Period that a proper  written  request is received by
Security  Benefit at its Home Office.  A proper written request must include the written  consent  of any  effective  assignee  or  irrevocable  Beneficiary,  if applicable.

   The  proceeds  received  upon  a  full  withdrawal  will  be  the  Contract's
Withdrawal  Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper withdrawal request is received by Security Benefit at its Home Office, less any outstanding  Contract Debt, any applicable  withdrawal charges,  any pro rata account charge and any uncollected premium taxes.  If an Extra Credit Rider is in effect,  Contract Value will also be  reduced  by any  Credit  Enhancements  that  have  not yet  vested.  See the discussion of vesting of Credit Enhancements under "Extra Credit," page 23.

   Security  Benefit  requires  the  signature  of all Owners on any request for withdrawal,  and a guarantee  of all such  signatures  to effect the transfer or exchange of all or part of the Contract for another  investment.  The  signature guarantee  must be provided by an eligible  guarantor,  such as a bank,  broker, credit union,  national  securities  exchange or savings  association.  Security
Benefit further requires that any request to transfer or exchange all or part of the Contract for another  investment  be made upon a transfer  form  provided by
Security Benefit which is available upon request.

   A partial  withdrawal  may be requested for a specified  percentage or dollar amount of Contract Value.  Each partial  withdrawal must be at least $500 except systematic  withdrawals discussed below. A request for a partial withdrawal will result in a payment by Security  Benefit of the amount  specified in the partial withdrawal  request  provided  there is  sufficient  Contract  Value to meet the request.  Any withdrawal charge will be deducted from remaining  Contract Value, provided there is sufficient  Contract Value available.  Alternatively,  you may request that any withdrawal charge be deducted from your payment.  Upon payment, your Contract Value will be reduced by an amount equal to the payment,  plus any applicable  withdrawal charge, or if you requested that any withdrawal charge be deducted  from your  payment,  your payment will be reduced by the amount of any such charge.  Contract  Value will also be reduced by a percentage of any Credit
Enhancements that have not yet vested. See "Extra Credit," page 23. If a partial withdrawal  is  requested  after the first  Contract  Year that would  leave the
Withdrawal Value in the Contract less than $2,000, Security Benefit reserves the right to treat the partial withdrawal as a request for a full withdrawal.

   Security  Benefit  will  deduct the amount of a partial  withdrawal  from the
Contract  Value in the  Subaccounts  and the  Fixed  Account,  according  to the
Owner's  instructions to Security Benefit. If you do not specify the allocation,
Security Benefit will deduct the withdrawal in the same proportion that Contract
Value is allocated among the Subaccounts and the Fixed Account.

   A full or partial  withdrawal,  including  a  systematic  withdrawal,  may be subject to a withdrawal  charge if a withdrawal is made from  purchase  payments that have been held in the Contract for less than seven years and may be subject to a premium tax charge to reimburse Security Benefit for any tax on premiums on a  Contract  that may be  imposed by  various  states  and  municipalities.  See
"Contingent Deferred Sales Charge," page 19, and "Premium Tax Charge," page 20.

   A full or partial withdrawal,  including a systematic withdrawal,  may result in  receipt  of  taxable  income to the Owner  and,  if made  prior to the Owner attaining  age 59 1/2,  may be  subject  to a 10%  penalty  tax.  In the case of
Contracts  issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code,  reference should be made
to  the  terms  of  the  particular   Qualified  Plan  for  any  limitations  or
restrictions  on  withdrawals.   For  more  information,  see  "Restrictions  on
Withdrawals from Qualified Plans," page 30. The tax consequences of a withdrawal under the Contract  should be carefully  considered.  See "Federal Tax Matters,"
page 30.

SYSTEMATIC  WITHDRAWALS  -- Security  Benefit  currently  offers a feature under which you may select systematic  withdrawals.  Under this feature,  an Owner may elect to receive systematic withdrawals while the Owner is living and before the
Annuity Start Date by sending a properly completed Systematic Withdrawal Request form to Security  Benefit at its Home Office.  This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of
Contract Value  allocated to the  Subaccounts  and/or Fixed Account,  as a fixed period, as level payments,  as a specified dollar amount, as all earnings in the
Contract,  or based  upon the life  expectancy  of the  Owner or the Owner and a
Beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals,  which may be monthly,  quarterly,  semiannually  or annually.  The
Owner may stop or modify  systematic  withdrawals  upon proper  written  request received by  Security  Benefit at its Home Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written  consent of any effective  assignee or irrevocable  Beneficiary,  if applicable.

   Each systematic withdrawal must be at least $100. Upon payment, your Contract
Value  will be  reduced  by an amount  equal to the  payment  proceeds  plus any applicable  withdrawal  charge  and  premium  tax.  Contract  Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See
"Extra  Credit," page 23. Any systematic  withdrawal  that equals or exceeds the
Withdrawal Value will be treated as a full withdrawal.  In no event will payment of a systematic  withdrawal  exceed the  Withdrawal  Value.  The  Contract  will automatically  terminate  if  a  systematic  withdrawal  causes  the  Contract's
Withdrawal Value to equal zero.

   Security Benefit will effect each systematic  withdrawal as of the end of the
Valuation Period during which the withdrawal is scheduled.  The deduction caused by the systematic  withdrawal,  including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as
you have directed.  If you do not specify the allocation,  Security Benefit will deduct the systematic  withdrawal in the same  proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

   Security Benefit may, at any time,  discontinue,  modify, suspend or charge a
fee  for  systematic   withdrawals.   You  should  consider  carefully  the  tax
consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on  withdrawals  made prior to the Owner  attaining  age 59 1/2.  See
"Federal Tax Matters," page 30.

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period,  which is generally a ten-day period  beginning when you receive the Contract.  In this event,  Security  Benefit  will then deem void the  returned  Contract  and will refund to you purchase  payments  allocated to the Fixed Account (not  including any  Credit  Enhancements  if an Extra  Credit  Rider was in  effect).  Security
Benefit  will also  refund as of the  Valuation  Date on which we  receive  your
Contract  any Contract  Value  allocated  to the  Subaccounts,  plus any charges deducted from such Contract Value,  less the Contract Value  attributable to any
Credit Enhancements.

   Some states' laws require us to refund your purchase payments instead of your
Contract  Value.  If your  Contract is  delivered in one of those states and you return your Contract during the Free-Look  Period,  Security Benefit will refund purchase payments allocated to the Subaccounts rather than Contract Value.

   DEATH BENEFIT -- If the Owner dies prior to the Annuity Start Date while this
Contract is in force,  Security  Benefit will pay the death benefit  proceeds to the  Designated  Beneficiary  upon receipt of due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary. If there are Joint
Owners,  the death benefit proceeds will be payable upon receipt of due proof of death of either Owner and instructions regarding payment.

If  the  surviving   spouse  of  the  deceased  Owner  is  the  sole  Designated
Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations.  See "Distribution Requirements" below. If the Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding  payment.  If the  death of the Owner  occurs on or after the  Annuity
Start Date,  any death benefit will be determined  according to the terms of the
Annuity Option. See "Annuity Options," page 25.

The death benefit  proceeds will be the death benefit reduced by any outstanding
Contract Debt, any pro rata account charge and any  uncollected  premium tax. If the age of each Owner was 80 or younger on the  Contract  Date and an Owner dies prior to the Annuity Start Date while this  Contract is in force,  the amount of the death benefit will be the greater of:

1. The sum of all purchase payments (not including any Credit Enhancements if an
   Extra Credit  Rider was in effect),  less any  reductions  caused by previous withdrawals, including withdrawal charges, or

2. The Contract Value on the date due proof of death and instructions  regarding payment  are  received  by  Security  Benefit  (less any Credit  Enhancements applied during the 12 months prior to the date of the Owner's death).

   If any Owner  was age 81 or older on the  Contract  Date,  or if due proof of death and instructions regarding payment are not received by Security Benefit at its Home Office  within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

   If you purchased one or more of the optional  Riders that provide an enhanced death  benefit,  your death benefit will be  determined  in accordance  with the terms of the Rider. See the discussion of Annual Stepped Up Death Benefit Rider,
Guaranteed  Growth  Death  Benefit  Rider,  and Combined  Annual  Stepped Up and
Guaranteed  Growth Death Benefit  Rider.  Your death benefit  proceeds under the
Rider will be the death benefit  reduced by any  outstanding  Contract Debt, any pro rata account charge and any uncollected premium tax.

   The death benefit  proceeds will be paid to the  Designated  Beneficiary in a single sum or under one of the  Annuity  Options,  as elected by the  Designated
Beneficiary.  If the Designated Beneficiary is to receive annuity payments under an Annuity  Option,  there may be limits under  applicable law on the amount and duration  of  payments  that  the  Beneficiary  may  receive,  and  requirements respecting timing of payments.  A tax adviser should be consulted in considering
Annuity  Options.   See  "Federal  Tax  Matters,"  page  30  and   "Distribution
Requirements,"  below for a discussion of the tax  consequences  in the event of death.

DISTRIBUTION   REQUIREMENTS  --  For  Contracts  issued  in  connection  with  a
Non-Qualified  Plan, if the surviving  spouse of the deceased  Owner is the sole
Designated Beneficiary, such spouse may elect to continue this Contract in force until the  earliest of the spouse's  death or the Annuity  Start Date or receive the death benefit proceeds.

   For any  Designated  Beneficiary  other than a surviving  spouse,  only those options may be chosen that  provide for  complete  distribution  of such Owner's interest in the  Contract  within  five years of the death of the Owner.  If the
Designated  Beneficiary is a natural person, that person alternatively can elect to begin receiving  annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy.  If the Owner of the Contract is not a natural person,  these  distribution  rules are applicable upon the death of or a change in the primary Annuitant.

   For Contracts  issued in connection  with a Qualified  Plan, the terms of the particular  Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on  distributions  following the death of the Owner or  Annuitant.  Because the rules  applicable  to Qualified  Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural  person and is not the  Annuitant,  no death  benefit proceeds will be payable under the Contract.  The Owner may name a new Annuitant within  30 days of the  Annuitant's  death.  If a new  Annuitant  is not  named,
Security  Benefit will  designate  the Owner as  Annuitant.  On the death of the
Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated  Beneficiary  pursuant to the Annuity
Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT  DEFERRED  SALES  CHARGE -- Security  Benefit  does not deduct  sales charges  from  purchase  payments  before  allocating  them to  Contract  Value.
However,  except as set forth  below,  Security  Benefit may assess a contingent deferred sales charge (which may also be referred to as a withdrawal  charge) on a full or partial withdrawal, including systematic withdrawals, depending on how long your purchase payments have been held under the Contract.

   Security  Benefit  will waive the  withdrawal  charge on  withdrawals  to the
extent  that  total  withdrawals  in  a  Contract  Year,   including  systematic
withdrawals,  do not  exceed the Free  Withdrawal  amount.  The Free  Withdrawal amount  is  equal in the  first  Contract  Year,  to 10% of  purchase  payments, excluding any Credit  Enhancements,  made during the year and for any subsequent
Contract  Year,  to 10% of Contract  Value as of the first day of that  Contract
Year.

   The withdrawal charge applies to the portion of any withdrawal, consisting of purchase  payments,  that exceeds the Free  Withdrawal  amount.  For purposes of determining the withdrawal charge, withdrawals are considered to come first from purchase  payments in the order they were received and then from  earnings.  The withdrawal  charge does not apply to  withdrawals of earnings.  Free  withdrawal amounts do not reduce  purchase  payments for the purpose of determining  future withdrawal charges.

   The amount of the charge will depend on how long your purchase  payments have been held under the Contract.  Each  purchase  payment you make is considered to have a certain "age," depending on the length of time since the purchase payment was effective. A purchase payment is "age one" in the year beginning on the date the purchase  payment is received by Security  Benefit and increases in age each year thereafter.  The withdrawal charge is calculated according to the following schedule:

---------------------------------------------
 PURCHASE PAYMENT AGE (IN      WITHDRAWAL
          YEARS)                 CHARGE
---------------------------------------------
             1                     7%
             2                     7%
             3                     6%
             4                     5%
             5                     4%
             6                     3%
             7                     2%
        8 and over                 0%
---------------------------------------------

   In no event  will the  amount of any  withdrawal  charge,  when added to such charge  previously  assessed  against any amount  withdrawn  from the  Contract, exceed  7% of  purchase  payments  paid  under the  Contract.  In  addition,  no withdrawal  charge will be imposed upon: (1) payment of death benefit  proceeds;
or (2) annuity  options that  provide for  payments for life,  or a period of at least 7 years.  Security  Benefit will assess the withdrawal  charge against the
Subaccounts  and the Fixed  Account  in the same  proportion  as the  withdrawal proceeds are allocated.

   Security Benefit pays sales commissions to broker-dealers  and other expenses associated with the promotion and sales of the Contracts.  The withdrawal charge is designed  to  reimburse  Security  Benefit  for these  costs,  although it is expected that actual expenses will be greater than the amount of the charge.  To the extent that all sales  expenses  are not  recovered  from the  charge,  such expenses  may  be  recovered  from  other  charges,  including  amounts  derived indirectly  from the charge for mortality and expense risk.  Broker-dealers  may receive  aggregate  commissions  of up to 6.5% of aggregate  purchase  payments.
Security Benefit also may pay override payments,  expense  allowances,  bonuses,
wholesaler  fees  and  training  allowances.   Registered  representatives  earn
commissions  from the  broker-dealers  with which they are  affiliated  and such arrangements will vary.

MORTALITY  AND  EXPENSE  RISK CHARGE --  Security  Benefit  deducts a charge for mortality  and expense  risks  assumed by Security  Benefit  under the Contract.
Security  Benefit  deducts a daily minimum  charge equal to 0.60%,  on an annual basis,  of each  Subaccount's  average  daily net assets.  If you are subject to mortality  and expense risk charge above the minimum  charge,  Security  Benefit deducts  it from your  Contract  Value on a monthly  basis.  The  mortality  and expense risk charge amount is  determined  each month by reference to the amount of your Contract Value, as set forth in the table below.

----------------------------------------------------------
                                       ANNUAL MORTALITY
                                       AND EXPENSE RISK
CONTRACT VALUE                             CHARGE
----------------------------------------------------------
Less than $25,000                           0.85%
At least $25,000 but less than              0.70%
   $100,000
$100,000 or more                            0.60%
----------------------------------------------------------

During the Annuity Period,  the mortality and expense risk charge is 1.25% under
Options 1  through  4, 7 and 8, in lieu of the  amounts  set  forth  above.  The mortality and expense risk charge is intended to compensate Security Benefit for certain  mortality and expense risks  Security  Benefit  assumes in offering and administering the Contracts and in operating the Subaccounts.

   The  expense  risk is the risk that  Security  Benefit's  actual  expenses in issuing and  administering  the Contracts and operating the Subaccounts  will be more than the charges  assessed for such  expenses.  The mortality risk borne by
Security Benefit is the risk that Annuitants,  as a group, will live longer than
Security  Benefit's  actuarial tables predict.  In this event,  Security Benefit guarantees  that annuity  payments will not be affected by a change in mortality experience  that results in the payment of greater  annuity  income than assumed under the Annuity  Options in the  Contract.  Security  Benefit  also  assumes a mortality risk in connection with the death benefit under the Contract.

   Security  Benefit  may  ultimately  realize a profit  from this charge to the extent it is not needed to cover  mortality  and  administrative  expenses,  but
Security  Benefit may realize a loss to the extent the charge is not sufficient.
Security  Benefit  may use any profit  derived  from this  charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value,"
page 16, for more  information  about how Security Benefit deducts the mortality and expense risk charge.

ADMINISTRATION  CHARGE -- Security Benefit deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's  average daily net assets.
The purpose of this charge is to  compensate  Security  Benefit for the expenses
associated   with   administration   of  the  Contracts  and  operation  of  the
Subaccounts.

ACCOUNT   ADMINISTRATION   CHARGE  --  Security   Benefit   deducts  an  account
administration   charge  of  $30.00  from   Contract   Value  at  each  Contract
Anniversary.  Security  Benefit will waive the charge if your Contract  Value is
$50,000 or more on the date the charge is to be deducted.  Security Benefit will deduct a pro rata account administration charge (1) upon a full withdrawal;  (2)
upon the Annuity Start Date if one of the Annuity Options 1 through 4, 7 or 8 is chosen;  and (3) upon  payment of a death  benefit.  This charge is not deducted during the Annuity  Period if one of the Annuity  Options 1 through 4, 7 or 8 is chosen.  The  purpose of the charge is to  compensate  Security  Benefit for the expenses associated with administration of the Contracts.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance  companies.  Whether or not a premium tax is imposed  will depend  upon,  among  other  things,  the Owner's  state of residence,  the Annuitant's  state of residence,  and the insurance tax laws and
Security  Benefit's  status in a particular  state.  Security Benefit assesses a premium  tax  charge to  reimburse  itself for  premium  taxes that it incurs in connection  with a  Contract.  Security  Benefit  deducts  this charge when due, typically upon the Annuity Start Date or payment of a purchase payment. Security
Benefit may deduct  premium tax upon a full or partial  withdrawal  if a premium tax has been incurred and is not refundable. Security Benefit reserves the right to deduct  premium  taxes  when due or any time  thereafter.  Premium  tax rates currently  range from 0% to 3.5%,  but are  subject to change by a  governmental entity.

OTHER  CHARGES  --  Security  Benefit  may charge  the  Separate  Account or the
Subaccounts for the federal,  state, or local taxes incurred by Security Benefit that are  attributable  to the Separate  Account or the  Subaccounts,  or to the
operations  of  Security  Benefit  with  respect  to the  Contract,  or that are attributable to payment of premiums or acquisition costs under the Contracts. No such charge is currently  assessed.  See "Tax Status of Security Benefit and the
Separate Account" and "Charge for Security Benefit Taxes."

VARIATIONS IN CHARGES -- Security  Benefit may reduce or waive the amount of the contingent  deferred sales charge and certain other charges for a Contract where the expenses  associated with the sale of the Contract or the administrative and maintenance  costs  associated with the Contract are reduced for reasons such as the amount of the initial purchase payment or projected purchase payments or the
Contract is sold in connection with a group or sponsored arrangement.

GUARANTEE OF CERTAIN CHARGES -- Security Benefit guarantees that: (1) the charge for  mortality  and expense risks will not exceed an annual rate of 0.85% (1.25%
during the Annuity Period) of each  Subaccount's  average daily net assets;  (2)
the  administration  charge  will not  exceed  an  annual  rate of 0.15% of each
Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.  Security  Benefit also guarantees that the charge for any Rider  will not  exceed  the  annual  rate in  effect  when the Rider is issued.

SBL FUND EXPENSES -- Each Subaccount of the Separate Account purchases shares at the net asset value of the  corresponding  Series of SBL Fund.  Each Series' net asset value  reflects the  investment  advisory fee and other  expenses that are deducted from the assets of the Series. These fees and expenses are not deducted from the Subaccounts,  but are paid from the assets of the corresponding Series.
As a result,  the Owner  indirectly  bears a pro rata  portion  of such fees and expenses.  The advisory fees and other  expenses,  if any,  which are more fully described in SBL Fund's  prospectus,  are not specified or fixed under the terms of the Contract.

OPTIONAL RIDER CHARGES

In addition to the charges and  deductions  discussed  above,  you may  purchase certain  optional Riders under the Contract.  Security Benefit makes each Rider, except  the  Extra  Credit  Rider,  available  only  at  issue,  and you may not terminate a Rider after issue, unless otherwise stated. Security Benefit deducts a monthly charge from Contract  Value for any Riders  elected by the Owner.  The amount of the  charge is equal to a  percentage,  on an  annual  basis,  of your
Contract Value.  Each Rider and its charge are listed below.  You may not select
Riders with a total charge that exceeds 1.00% of Contract  Value. As an example, you may not  purchase  the Extra Credit Rider at 5% with a cost of 0.75% and the
Guaranteed Minimum Income Benefit Rider at 5% with a cost of 0.30%,  because the total cost of such  Riders,  1.05%,  would  exceed the maximum  Rider  charge of
1.00%.

GUARANTEED MINIMUM INCOME BENEFIT -- This Rider makes available a minimum amount for the purchase of a fixed  Annuity  ("Minimum  Income  Benefit").  The Minimum
Income Benefit is equal to Purchase Payments and any Credit Enhancements, net of
any premium tax,  less an  adjustment  for  Withdrawals,  increased at an annual effective rate of interest of 3% or 5%, as elected in the application. (Security
Benefit  will  credit a maximum  rate of 4% for amounts  allocated  to the Money
Market Subaccount or the Fixed Account.)

   In crediting interest, Security Benefit takes into account the timing of when each purchase  payment and  withdrawal  occurred and accrues such interest until the earlier of: (1) the Annuity  Start  Date,  or (2) the  Contract  Anniversary
following the oldest  Annuitant's  80th birthday.  In the event of a withdrawal, the  Minimum  Income  Benefit is reduced as of the date of the  withdrawal  by a percentage  found by dividing the  withdrawal  amount,  including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

   You may apply the Minimum Income Benefit, less any applicable Premium tax and pro rata account  administration  charge,  to purchase a fixed Annuity within 30 days of any Contract Anniversary  following the 10th Contract  Anniversary.  You may apply the Minimum  Income  Benefit to purchase  only a fixed  Annuity  under
Option 2, life income with a 10-year period certain, or Option 4, joint and last survivor with a 10-year  period  certain.  See the discussion of Options 2 and 4 under  "Annuity  Options,"  page 25. The Annuity  rates for this Rider are based upon the 1983(a)  mortality table with mortality  improvement  under  projection scale G and an interest  rate of 2 1/2%.  The charge for this Rider varies based upon the interest rate selected as set forth below:

------------------- -----------------
  INTEREST RATE       RIDER CHARGE
------------------- -----------------
        3%               0.15%
        5%               0.30%
------------------- -----------------

ANNUAL STEPPED UP DEATH BENEFIT -- This Rider makes  available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date. The death benefit  proceeds will be the death benefit reduced by any outstanding  Contract Debt, any pro rata account  administration  charge and any uncollected  premium  tax.  If an Extra  Credit  Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1. The sum of all purchase  payments (not  including  any Credit  Enhancements), less any withdrawals and withdrawal charges;

2. The Contract Value on the date due proof of death and instructions  regarding payment for each Designated Beneficiary are received by Security Benefit; or

3. The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the  date of  receipt  of  instructions  regarding  payment  of the  death benefit:

o  The largest of 1 or 2 above on any Contract  Anniversary that occurs prior to the oldest Owner attaining age 81, plus

o  Any  purchase  payments  received by Security  Benefit  since the  applicable
   Contract Anniversary; less

o  An  adjustment  for any  withdrawals  and  withdrawal  charges made since the applicable  anniversary.  In the event of a withdrawal,  the Stepped Up Death
   Benefit is reduced as of the date of the withdrawal by a percentage  found by dividing the withdrawal amount, including any withdrawal charges, by Contract
   Value immediately prior to the withdrawal.

   If an Owner dies prior to the Annuity Start Date,  but due proof of death and instructions  regarding payment are not received by Security Benefit at its Home
Office  within six months of the date of the Owner's  death,  the death  benefit will be as set forth in item 2 above.

   The charge for this Rider is 0.20%. See the discussion under "Death Benefit,"
page 18.

GUARANTEED  GROWTH DEATH BENEFIT -- This Rider makes available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date. The death benefit  proceeds will be the death benefit reduced by any outstanding  Contract Debt, any pro rata account  administration  charge and any uncollected  premium  tax.  If an Extra  Credit  Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1. The sum of all purchase  payments (not  including  any Credit  Enhancements), less any withdrawals and withdrawal charges;

2. The Contract Value on the date due proof of death and instructions  regarding payment for each Designated Beneficiary are received by Security Benefit; or

3. The Guaranteed Growth Death Benefit.

The Guaranteed  Growth Death Benefit is an amount equal to purchase payments and any  Credit  Enhancements,  net of any  Premium  tax,  less  an  adjustment  for withdrawals,  increased at an annual effective rate of interest of 3%, 5%, 6% or
7%, as elected in the application.  (Security Benefit will credit a maximum rate of 4% for  amounts  allocated  to  the  Money  Market  Subaccount  or the  Fixed
Account.) In crediting interest,  Security Benefit takes into account the timing of when each purchase payment and withdrawal occurred.  Security Benefit accrues such  interest  until the  earliest  of: (1) the  Annuity  Start  Date;  (2) the
Contract  Anniversary  following the oldest Owner's 80th birthday;  (3) the date due proof of the Owner's death and instructions  regarding payment are received;
or (4) the six-month anniversary of the Owner's date of death. In the event of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage  found by dividing the withdrawal  amount,  including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

The amount of the  Guaranteed  Growth Death  Benefit  shall not exceed an amount equal to 200% of purchase payments (not including any Credit Enhancements),  net of premium tax and any withdrawals, including withdrawal charges.

If an Owner dies prior to the  Annuity  Start  Date,  but due proof of death and instructions  regarding payment are not received by Security Benefit at its Home
Office  within six months of the date of the Owner's  death,  the death  benefit will be Contract Value, as set forth in item 2 above.

The charge for this Rider varies based upon the  interest  rate  selected as set forth below:

-------------------------------------
  INTEREST RATE      RIDER CHARGE
-------------------------------------
        3%              0.10%
        5%              0.20%
        6%              0.25%
        7%              0.30%
-------------------------------------

See the discussion under "Death Benefit," page 18.

COMBINED  ANNUAL  STEPPED UP AND  GUARANTEED  GROWTH DEATH BENEFIT -- This Rider
makes  available  an enhanced  death  benefit upon the death of the Owner or any
Joint  Owner  prior to the  Annuity  Start  Date.  If an Owner dies prior to the
Annuity Start Date, the amount of the death benefit under this Rider will be the greatest of:

1. The sum of all purchase  payments (not  including  any Credit  Enhancements), less any withdrawals and withdrawal charges;

2. The Contract Value on the date due proof of death and instructions  regarding payment for each Designated Beneficiary are received by Security Benefit;

3. The Annual Stepped Up Death Benefit (as described above); or

4. The Guaranteed Growth Death Benefit at 5% (as described above).

   If an Owner dies prior to the Annuity Start Date,  but due proof of death and instructions  regarding payment are not received by Security Benefit at its Home
Office  within six months of the date of the Owner's  death,  the death  benefit will be as set forth in item 2 above.

   The charge for this Rider is 0.25%. See the discussion under "Death Benefit,"
page 18.

EXTRA  CREDIT -- This Rider makes  available a Credit  Enhancement,  which is an amount added to your Contract Value by Security  Benefit.  You may purchase this
Rider at issue or after the Contract  Date.  If you purchase at issue,  a Credit
Enhancement of 3%, 4% or 5% of purchase payments, as elected in the application, will be added to  Contract  Value for each  purchase  payment  made in the first
Contract  Year.  If you  purchase the Rider after the  Contract  Date,  Security
Benefit will add a ONE-TIME  Credit  Enhancement  to your  Contract  Value in an amount of 3%, 4% or 5% of Contract  Value,  as elected in the  application.  Any
Credit  Enhancement  will  be  allocated  among  the  Subaccounts  in  the  same proportion as your purchase payment or Contract Value, as applicable.

   In the event of a full or partial withdrawal, Security Benefit will recapture all or part of any Credit  Enhancement that has not yet vested.  An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the Rider's date of issue  and the  Credit  Enhancement  will be fully  vested at the end of seven  years  from  that  date.  The  amount to be  forfeited  in the event of a withdrawal is equal to a percentage of the Credit  Enhancement  that has not yet vested.  The percentage is determined for each  withdrawal as of the date of the withdrawal by dividing:

1.   The amount of the withdrawal, including any withdrawal charges, by

2.   Contract Value immediately prior to the withdrawal.

   Security Benefit has applied to the Securities and Exchange Commission for an exemption from certain  provisions of the  Investment  Company Act of 1940 so it can recapture any Credit Enhancements that have not yet vested in the event of a withdrawal.  Until such time as we receive approval of our exemptive request, we will not recapture Credit Enhancements upon withdrawal as described above.

   The charge for this Rider will be  deducted  for a period of seven years from its date of issue.  The charge  varies  based upon the Credit  Enhancement  rate selected as set forth below:

------------------------------------- ----------------
      CREDIT ENHANCEMENT RATE          RIDER CHARGE
------------------------------------- ----------------
                 3%                        0.45%
                 4%                        0.60%
                 5%                        0.75%
------------------------------------- ----------------

You may not at any time have more than one Extra Credit Rider in effect on your Contract.

   Security Benefit may recapture Credit  Enhancements in the event of a full or partial  withdrawal as discussed above. If you exercise your right to return the
Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right," page 18. In the event of a withdrawal under the terms of the Waiver of Withdrawal  Charge Rider, you will forfeit all or part of any Credit  Enhancements  applied  during the 12 months  preceding such a withdrawal.  See "Waiver of Withdrawal  Charge," below.
Death benefit proceeds may exclude all or part of any Credit  Enhancements.  See
"Death  Benefit,"  page  18 and  the  discussions  of  the  Annual  Stepped  Up,
Guaranteed  Growth and Combined  Annual Stepped Up and  Guaranteed  Growth Death
Benefits, above.

   Security  Benefit expects to make a profit from the charge for this Rider and funds  payment  of the  Credit  Enhancements  through  the Rider  charge and the vesting  schedule.  The Extra  Credit Rider would make sense for you only if you expect  your  average  annual  return  (net  of  expenses  of the  Contract  and underlying Series) to exceed the applicable amount set forth in the table below.
The returns below  represent the amount that must be earned EACH year during the seven-year  period  beginning  on the Rider's date of issue to break even on the
Rider. If your actual returns are greater than this amount, you will profit from the purchase of the Rider.  If your actual returns are less,  for example,  in a down  market,  you will be worse off than if you had not  purchased  the  Rider.
Please note that the returns  below are net of Contract  and  underlying  Series expenses  so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the Rider.

------------------------------------- --------------------
      CREDIT ENHANCEMENT RATE           RATE OF RETURN
                                       (NET OF EXPENSES)
------------------------------------- --------------------
                 3%                          6.85%
                 4%                          7.45%
                 5%                          8.05%
------------------------------------- --------------------

WAIVER OF WITHDRAWAL CHARGE -- This Rider makes available a waiver of withdrawal charge in the event of your confinement to a nursing home,  terminal illness, or total and permanent disability prior to age 65.

   The Rider defines confinement to a hospital or nursing facility,  as follows:
(1) you have  been  confined  to a  "hospital"  or  "qualified  skilled  nursing facility" for at least 90 consecutive  days prior to the date of the withdrawal;
and (2) you are so confined when Security  Benefit  receives the waiver  request and became so confined after the Contract Date.

   Security Benefit defines terminal illness as follows:  (1) the Owner has been diagnosed  by a  licensed  physician  with a  "terminal  illness";  and (2) such illness was first diagnosed after the Contract was issued.

   Security  Benefit  defines  disability  as follows:  (1) the Owner is unable,
because  of  physical  or  mental  impairment,   to  perform  the  material  and
substantial  duties of any  occupation for which the Owner is suited by means of education,  training or experience; (2) the impairment has been in existence for more than 180 days and began  before  the  Owner  attained  age 65 and after the
Contract  Date;  and (3) the  impairment  is  expected  to result in death or be long-standing and indefinite.

   Prior to making a  withdrawal  pursuant  to this  Rider,  you must  submit to
Security  Benefit a  properly  completed  claim  form and a written  physician's statement  acceptable  to SBL.  SBL will also  accept as proof of  disability  a certified Social Security finding of disability.

   Security Benefit reserves the right to have a physician of its choice examine the Owner to  determine  if the Owner is eligible  for a waiver.  The charge for this Rider is 0.05%.

   If you have also  purchased  an Extra Credit  Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total  purchase  payments made in the 12 months  preceding the withdrawal if the Extra Credit Rider was purchased at issue.  The  percentage is determined by dividing  the  amount of the  withdrawal  by  Contract  Value on the date of the
Rider's issue if the Extra Credit Rider was purchased  after the Contract  Date.
The maximum  percentage  that may be  forfeited  is 100% of Credit  Enhancements earned during the 12 months preceding the withdrawal.

ALTERNATIVE  WITHDRAWAL  CHARGE -- This Rider  makes  available  an  alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the Rider, which is available only at issue.

----------------------------------------------------------
       0-YEAR SCHEDULE              3-YEAR SCHEDULE
----------------------------------------------------------
   PURCHASE                     PURCHASE
  PAYMENT AGE    WITHDRAWAL    PAYMENT AGE    WITHDRAWAL
  (IN YEARS)       CHARGE      (IN YEARS)      CHARGE
----------------------------------------------------------
  0 and over         0%             1            3%
                                    2            2%
                                    3            1%
                               4 and over        0%
----------------------------------------------------------

The charge for this Rider is 0.50% if you select the 0-year  schedule  and 0.40%
if you select the 3-year  schedule.  If you purchase this Rider,  the withdrawal charge  selected  under the Rider will  apply in lieu of the  7-year  withdrawal charge schedule described under "Contingent  Deferred Sales Charge," page 19. If you have also  purchased an Extra Credit  Rider,  you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal.  See "Extra
Credit," page 23.

ANNUITY PERIOD

GENERAL -- You select the  Annuity  Start Date at the time of  application.  The
Annuity Start Date may not be prior to the third annual Contract anniversary and may not be deferred beyond the Annuitant's 95th birthday,  although the terms of a  Qualified  Plan and the laws of  certain  states may  require  that you start annuity  payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth  annual  Contract  Anniversary.  If you do not select an  Annuity  Option, annuity  payments will not begin until you make a selection,  which may be after the Annuity  Start Date.  See  "Selection  of an Option,"  page 26. If there are
Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.

   On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity  under one of the  options  described  below.  Each option is available  in  two  forms--either  as  a  variable  Annuity  for  use  with  the
Subaccounts or as a fixed Annuity for use with the Fixed Account.  A combination variable and fixed Annuity is also  available.  Variable  annuity  payments will fluctuate with the investment  performance of the applicable  Subaccounts  while fixed annuity payments will not. Unless you direct  otherwise,  proceeds derived from Contract Value allocated to the  Subaccounts  will be applied to purchase a variable Annuity and proceeds derived from Contract Value allocated to the Fixed
Account  will be applied to purchase a fixed  Annuity.  The  proceeds  under the
Contract will be equal to your Contract Value in the  Subaccounts  and the Fixed
Account as of the Annuity Start Date,  reduced by any applicable  premium taxes, any outstanding  Contract Debt and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.

   The Contract  provides for eight Annuity  Options.  Security Benefit may make other Annuity  Options  available upon request.  Annuity  payments under Annuity
Options 1 through  4, 7 and 8 are based  upon  annuity  rates that vary with the
Annuity Option  selected.  In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the  Annuitant,  except  that unisex rates are available  where  required by law. The annuity rates reflect your life expectancy  based upon your age as of the  Annuity  Start Date and your  gender, unless  unisex  rates  apply.  The  annuity  rates  are based  upon the  1983(a)
mortality  table with mortality  improvement  under  projection  scale G and are adjusted to reflect an assumed interest rate of 3.5%,  compounded  annually.  In the case of Options 5 and 6 as described below,  annuity payments are based upon
Contract Value without regard to annuity rates.

   Annuity  Options 1 through 4 and 8 provide for payments to be made during the lifetime of the  Annuitant.  Annuity  payments  under such options  cease in the event of the  Annuitant's  death,  unless the option  provides  for a guaranteed minimum number of payments,  for example a life income with guaranteed  payments of 5, 10, 15 or 20 years.  The level of annuity  payments  will be  greater  for shorter  guaranteed periods and less for longer guaranteed  periods.  Similarly, payments  will be  greater  for life  annuities  than  for  joint  and  survivor annuities,  because  payments for life  annuities  are expected to be made for a shorter period.

   You  may  elect  to  receive  annuity  payments  on  a  monthly,   quarterly,
semiannual,  or annual  basis,  although no payments  will be made for less than
$100.  If the  frequency of payments  selected  would result in payments of less than $100, Security Benefit reserves the right to change the frequency.

   You may  designate  or change an  Annuity  Start  Date,  Annuity  Option,  or
Annuitant, provided proper written notice is received by Security Benefit at its
Home  Office at least 30 days prior to the  Annuity  Start Date set forth in the
Contract.  The date  selected as the new Annuity  Start Date must be at least 30 days after the date written notice  requesting a change of Annuity Start Date is received at Security Benefit's Home Office.

   Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot  surrender his or her annuity and receive a lump-sum settlement in lieu thereof.  Under Annuity
Options 5 through 7, full or partial  withdrawals  may be made after the Annuity
Start Date, subject to any applicable  withdrawal charge. The Contract specifies annuity tables for Annuity  Options 1 through 4, 7 and 8, described  below.  The tables contain the guaranteed  minimum dollar amount (per $1,000 applied) of the
FIRST  annuity  payment for a variable  Annuity and each  annuity  payment for a fixed Annuity.

ANNUITY OPTIONS--

   OPTION 1 -- LIFE INCOME.  Periodic  annuity  payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's  death occurred prior to the due date of the second annuity  payment,  two if death occurred prior to the due date of the third annuity  payment,  etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS
GUARANTEED  UNDER  THIS  OPTION.  PAYMENTS  WILL  CEASE  UPON  THE  DEATH OF THE
ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

   OPTION 2 -- LIFE  INCOME WITH  GUARANTEED  PAYMENTS OF 5, 10, 15 OR 20 YEARS.
Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant,  payments have been made for less than a stated period,  which may be five, ten,  fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary.  Upon the Annuitant's death after the period certain, no further annuity payments will be made.

   OPTION 3 -- LIFE WITH  INSTALLMENT  OR UNIT REFUND OPTION.  Periodic  annuity payments  will be made  during the  lifetime of the  Annuitant  with the promise that,  if at the death of the  Annuitant,  the number of payments  that has been made is less than the number  determined  by dividing the amount  applied  under this  Option by the  amount  of the  first  payment,  annuity  payments  will be continued to the Designated  Beneficiary  until that number of payments has been made.

   OPTION 4 -- JOINT AND LAST SURVIVOR. Annuity payments will be made as long as either  Annuitant is living.  Upon the death of one Annuitant,  Annuity Payments continue to the  surviving  Annuitant at the same or a reduced  level of 75%, 66
2/3% or 50% of Annuity  Payments as elected by the Owner at the time the Annuity
Option is selected.  With respect to fixed annuity  payments,  the amount of the annuity payment,  and with respect to variable annuity  payments,  the number of
Annuity Units used to determine the annuity payment,  is reduced as of the first annuity  payment  following the  Annuitant's  death.  It is possible  under this
Option for only one annuity  payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF
PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST
SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

   OPTION 5 -- PAYMENTS FOR SPECIFIED PERIOD.  Periodic annuity payments will be made for a fixed  period,  which may be from 5 to 20 years,  as  elected  by the
Owner.  The amount of each annuity  payment is determined  by dividing  Contract
Value by the number of annuity  payments  remaining  in the  period.  If, at the death of all  Annuitants,  payments  have been  made for less than the  selected fixed period,  the  remaining  unpaid  payments  will be paid to the  Designated
Beneficiary.

   OPTION 6 -- PAYMENTS OF A SPECIFIED AMOUNT.  Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants,  all guaranteed payments have  not yet been  made,  the  remaining  unpaid  payments  will be paid to the
Designated Beneficiary.

   OPTION 7 -- PERIOD  CERTAIN.  Periodic  annuity  payments  will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option  differs from Option 5 in that annuity  payments  are  calculated  on the basis of Annuity  Units rather than as a percentage  of Contract  Value.  If the
Annuitant  dies prior to the end of the period,  the remaining  payments will be made to the Designated Beneficiary.

   OPTION 8 -- JOINT AND CONTINGENT  SURVIVOR OPTION.  Periodic annuity payments will be made  during the life of the  primary  Annuitant.  Upon the death of the primary Annuitant,  payments will be made to the contingent Annuitant during his or her life.  If the  contingent  Annuitant  is not living upon the death of the primary Annuitant,  no payments will be made to the contingent Annuitant.  It is possible  under  this  Option  for only one  annuity  payment to be made if both
Annuitants  died prior to the second annuity  payment due date, two if both died prior to the third  annuity  payment due date,  etc. AS IN THE CASE OF OPTIONS 1
AND 4, THERE IS NO MINIMUM  NUMBER OF  PAYMENTS  GUARANTEED  UNDER THIS  OPTION.
PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE
NUMBER OF PAYMENTS RECEIVED.

   VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the  Contract  which are used to  calculate  variable  annuity  payments  for
Annuity Options 1 through 4, 7 and 8 are based on an "assumed  interest rate" of
3 1/2%,  compounded  annually.  Variable annuity payments  generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable  Subaccounts  during the interim period  adjusted for the assumed interest rate. If the  performance  of the  Subaccount  selected is equal to the assumed  interest  rate,  the  annuity  payments  will remain  constant.  If the performance of the  Subaccounts  is greater than the assumed  interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity  payments will decline.  A higher assumed interest rate would mean a higher  initial  annuity  payment  but the amount of the annuity  payment  would increase  more slowly in a rising  market (or the amount of the annuity  payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

   Security Benefit calculates variable annuity payments under Options 1 through
4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each  Valuation  Date and was initially  $1.00.  The Annuity
Unit value of a Subaccount as of any subsequent  Valuation Date is determined by adjusting  the Annuity  Unit value on the  previous  Valuation  Date for (1) the
interim   performance  of  the  corresponding   Series;  (2)  any  dividends  or
distributions  paid by the corresponding  Series;  (3) the mortality and expense risk and administration  charges;  (4) the charges, if any, that may be assessed by the Company for taxes  attributable to the operation of the  Subaccount;  and
(5) the assumed interest rate.

   Security  Benefit  determines  the number of Annuity  Units used to calculate each variable  annuity payment as of the Annuity Start Date. As discussed above, the Contract  specifies  annuity rates for Options 1 through 4, 7 and 8 for each
$1,000 applied to an Annuity  Option.  The proceeds under the Contract as of the
Annuity  Start Date,  are divided by $1,000 and the result is  multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed  monthly annuity payment for a fixed annuity.

   On the Annuity  Start Date,  Security  Benefit  divides the initial  variable annuity  payment  by the  value  as of that  date of the  Annuity  Unit  for the applicable  Subaccount  to determine  the number of Annuity  Units to be used in calculating  subsequent  annuity  payments.  If variable  annuity  payments  are allocated  to more than one  Subaccount,  the  number of  Annuity  Units will be determined  by  dividing  the portion of the initial  variable  annuity  payment allocated to a Subaccount by the value of that  Subaccount's  Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the
Subaccounts in the same  proportion as the Contract Value is allocated as of the
Annuity  Start  Date.  The number of  Annuity  Units will  remain  constant  for subsequent  annuity  payments,  unless the Owner  exchanges  Annuity Units among
Subaccounts or makes a withdrawal under Option 7.

   Subsequent variable annuity payments are calculated by multiplying the number of Annuity  Units  allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment.  If the annuity payment is allocated to more than one  Subaccount,  the  annuity  payment is equal to the sum of the  payment amount determined for each Subaccount.

SELECTION OF AN OPTION -- You should  carefully  review the Annuity Options with your  financial  or tax  advisers.  For  Contracts  used  in  connection  with a
Qualified Plan, reference should be made to the terms of the particular plan and the  requirements  of  the  Internal  Revenue  Code  for  pertinent  limitations respecting  annuity  payments and other matters.  For instance,  Qualified Plans generally  require  that  annuity  payments  begin no later  than April 1 of the calendar year  following the year in which the Annuitant  reaches age 70 1/2. In addition,  under a  Qualified  Plan,  the period  elected for receipt of annuity payments  under  Annuity  Options  (other than Life Income)  generally may be no longer than the joint life  expectancy of the Annuitant and  beneficiary  in the year that the Annuitant  reaches age 70 1/2, and must be shorter than such joint life  expectancy if the  beneficiary is not the  Annuitant's  spouse and is more than ten years younger than the Annuitant.  For a  Non-Qualified  Plan, SBL does not allow annuity payments to be deferred beyond the Annuitant's 95th birthday.

THE FIXED ACCOUNT

   You may  allocate  all or a portion of your  purchase  payments  and transfer
Contract  Value to the Fixed  Account.  Amounts  allocated to the Fixed  Account become part of Security  Benefit's  General  Account,  which  supports  Security
Benefit's insurance and annuity  obligations.  The General Account is subject to regulation  and  supervision  by the Kansas  Department of Insurance and is also subject to the insurance laws and  regulations of other  jurisdictions  in which the Contract is distributed.  In reliance on certain  exemptive and exclusionary provisions,  interests  in  the  Fixed  Account  have  not  been  registered  as securities  under  the  Securities  Act of 1933 (the  "1933  Act") and the Fixed
Account has not been  registered as an investment  company under the  Investment
Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act.  This  disclosure,  however,  may be subject to certain  generally applicable  provisions of the federal  securities  laws relating to the accuracy and  completeness  of  statements  made in the  Prospectus.  This  Prospectus is generally  intended  to serve as a  disclosure  document  only for  aspects of a
Contract  involving the Separate Account and contains only selected  information regarding the Fixed Account.  For more information  regarding the Fixed Account, see "The Contract," page 13.

   Amounts  allocated to the Fixed Account become part of the General Account of
Security  Benefit,  which consists of all assets owned by Security Benefit other than those in the  Separate  Account  and other  separate  accounts  of Security
Benefit.  Subject to applicable law,  Security  Benefit has sole discretion over investment of the assets of its General Account.

INTEREST -- Contract  Value  allocated to the Fixed Account earns  interest at a fixed rate or rates that are paid by Security Benefit. The Contract Value in the
Fixed  Account  earns  interest at an interest  rate that is guaranteed to be at least an  annual  effective  rate of 3% which  will  accrue  daily  ("Guaranteed
Rate").  Such  interest  will  be  paid  regardless  of  the  actual  investment experience  of the Fixed  Account.  In  addition,  Security  Benefit  may in its discretion pay interest at a rate  ("Current  Rate") that exceeds the Guaranteed
Rate.  Security  Benefit will  determine  the Current Rate, if any, from time to time.

   Contract  Value  allocated  or  transferred  to the Fixed  Account  will earn interest at the  Current  Rate,  if any,  in effect on the date such  portion of
Contract Value is allocated or  transferred  to the Fixed  Account.  The Current
Rate paid on any such portion of Contract Value  allocated or transferred to the
Fixed Account will be guaranteed for rolling  periods of one or more years (each a "Guarantee Period").  Security Benefit currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee  Period, a new Guarantee Period of
the same  duration  begins with respect to that portion of Contract  Value which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.

   Contract Value  allocated or transferred to the Fixed Account at one point in time may be credited  with a different  Current Rate than  amounts  allocated or transferred to the Fixed Account at another point in time. For example,  amounts allocated to the Fixed Account in June may be credited with a different  current rate than  amounts  allocated  to the Fixed  Account in July.  In  addition,  if
Guarantee Periods of different  durations are offered,  Contract Value allocated or transferred  to the Fixed Account for a Guarantee  Period of one duration may be credited with a different  Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration.  Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning  interest at different  Current Rates  depending  upon the point in time such  portions  were  allocated  or  transferred  to the Fixed  Account  and the duration of the Guarantee Period. Security Benefit bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the
Guaranteed Rate on amounts allocated to the Fixed Account.

   For purposes of  determining  the  interest  rates to be credited on Contract
Value in the Fixed  Account,  transfers  from the Fixed Account  pursuant to the
Dollar Cost Averaging or Asset  Reallocation  Options will be deemed to be taken in the following  order: (1) from any portion of Contract Value allocated to the
Fixed Account for which the Guarantee  Period  expires during the calendar month in which the  withdrawal,  loan, or transfer is effected;  (2) then in the order beginning  with that portion of such Contract Value which has the longest amount of time  remaining  before the end of its  Guarantee  Period and (3) ending with that portion which has the least amount of time remaining  before the end of its
Guarantee Period.  For more information about transfers and withdrawals from the
Fixed Account, see "Transfers and Withdrawals From the Fixed Account," below.

DEATH  BENEFIT -- The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract  Value in the Fixed Account as for a Contract  that has Contract  Value  allocated to the  Subaccounts.  See "Death
Benefit," page 18.

CONTRACT CHARGES -- Premium taxes and the account administration, optional Rider and  withdrawal  charges  will be the  same for  Owners  who  allocate  purchase payments  or  transfer  Contract  Value to the  Fixed  Account  as for those who allocate  purchase  payments  or  transfer  Contract  Value to the  Subaccounts.
Optional  Rider  charges are  deducted  from Current  Interest.  The charges for mortality and expense risks and the  administration  charge will not be assessed against the Fixed Account, and any amounts that Security Benefit pays for income taxes  allocable  to the  Subaccounts  will not be  charged  against  the  Fixed
Account.  In addition,  you will not pay directly or indirectly  the  investment advisory  fees and  operating  expenses  of the SBL Fund to the extent  Contract
Value is allocated to the Fixed Account;  however, you also will not participate in the investment experience of the Subaccounts.

TRANSFERS AND  WITHDRAWALS  FROM THE FIXED  ACCOUNT -- You may transfer  amounts from the  Subaccounts  to the Fixed  Account  and from the Fixed  Account to the
Subaccounts,  subject to the  following  limitations.  Transfers  from the Fixed
Account are allowed only (1) during the calendar  month in which the  applicable
Guarantee  Period  expires,  (2) pursuant to the Dollar Cost  Averaging  Option, provided that such  transfers are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Reallocation Option, provided that, upon  receipt of the Asset  Reallocation  Request,  Contract  Value is allocated among the Fixed Account and the Subaccounts in the  percentages  selected by the
Owner without violating the restrictions on transfers from the Fixed Account set forth  in  (1)  above.  Accordingly,  if  you  desire  to  implement  the  Asset
Reallocation  Option,  you  should  do so at a time when  Contract  Value may be transferred  from the Fixed  Account to the  Subaccounts  without  violating the restrictions  on transfers from the Fixed  Account.  Once you implement an Asset
Reallocation  Option,  the restrictions on transfers will not apply to transfers made pursuant to the Option.

   The  minimum  amount  that you may  transfer  from the Fixed  Account  to the
Subaccounts  is the lesser of (i) $500 or (ii) the amount of Contract  Value for which the Guarantee  Period  expires in the calendar  month that the transfer is effected.  Transfers of Contract Value pursuant to the Dollar Cost Averaging and
Asset  Reallocation  Options  are not  currently  subject to any  minimums.  The
Company  reserves  the right to limit the  number of  transfers  permitted  each
Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers.

   If purchase payments are allocated (except purchase payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed
Account, any transfers from the Fixed Account in connection with the Dollar Cost
Averaging or Asset Reallocation  Options will automatically  terminate as of the date of such  purchase  payment or  transfer.  You may  reestablish  Dollar Cost
Averaging or Asset  Reallocation  by  submitting  a written  request to Security
Benefit.  However, if for any reason a Dollar Cost Averaging Option is canceled, you may only  reestablish the option after the expiration of the next monthly or quarterly  anniversary  that  corresponds to the period selected in establishing the option.

   You may also make full or partial  withdrawals  to the same  extent as if you had allocated Contract Value to the Subaccounts.  However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from  the  Loan  Account.  See  "Full  and  Partial  Withdrawals,"  page  17 and
"Systematic  Withdrawals,"  page 17. In  addition,  to the same extent as Owners with  Contract  Value  in the  Subaccounts,  the  Owner  of a  Contract  used in connection  with a Qualified  Plan may obtain a loan if so  permitted  under the terms of the Qualified Plan. See "Loans," page 29.

PAYMENTS  FROM THE FIXED  ACCOUNT -- Full and partial  withdrawals,  loans,  and transfers  from the Fixed  Account may be delayed  for up to six months  after a written  request in proper  form is  received  by  Security  Benefit at its Home
Office. During the period of deferral,  interest at the applicable interest rate or rates will  continue to be credited  to the  amounts  allocated  to the Fixed
Account.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Owner is the person named as such in the  application or in any later change shown in Security Benefit's records.  While living, the Owner alone has the right to receive all  benefits and exercise all rights that the Contract grants or  Security  Benefit  allows.  The Owner may be an entity  that is not a living person such as a trust or corporation  referred to herein as "Non-natural
Persons." See "Federal Tax Matters," page 30.

   JOINT  OWNERS.  The  Joint  Owners  will be  joint  tenants  with  rights  of survivorship  and upon the death of an Owner,  the surviving  Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

DESIGNATION  AND CHANGE OF  BENEFICIARY  -- The  Designated  Beneficiary  is the
person having the right to the death benefit,  if any, payable upon the death of the  Owner or Joint  Owner  prior to the  Annuity  Start  Date.  The  Designated
Beneficiary  is the first person on the following  list who is alive on the date of death of the Owner or the Joint  Owner:  the  Owner;  the  Joint  Owner;  the
Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate.  The Primary  Beneficiary is the individual named as such in the application or any later change shown in Security Benefit's records.  The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the  Owner and any Joint
Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first  person on the above list who is alive on the date of death of any  Owner,  careful  consideration  should be given to the  manner in which the
Contract is registered,  as well as the designation of the Primary  Beneficiary.
The Owner may change the Primary  Beneficiary  at any time while the Contract is in force by written  request on forms provided by Security  Benefit and received by  Security  Benefit  at its Home  Office.  The  change  will not be binding on
Security  Benefit  until it is received  and  recorded at its Home  Office.  The change  will be  effective  as of the date this form is  signed  subject  to any payments made or other actions  taken by Security  Benefit  before the change is received and recorded. A Secondary Beneficiary may be designated.  The Owner may designate a permanent  Beneficiary  whose rights  under the  Contract  cannot be changed without his or her consent.

   Reference should be made to the terms of a particular  Qualified Plan and any applicable  law for any  restrictions  or  limitations  on the  designation of a
Beneficiary.

DIVIDENDS  -- The  Contract  does not share in the surplus  earnings of Security
Benefit, and no dividends will be paid.

PAYMENTS  FROM THE  SEPARATE  ACCOUNT -- Security  Benefit  will pay any full or partial  withdrawal  benefit  or death  benefit  proceeds  from  Contract  Value allocated to the Subaccounts,  and will effect a transfer between Subaccounts or from a Subaccount to the Fixed Account on the Valuation Date a proper request is received  at Security  Benefit's  Home  Office.  However,  Security  Benefit can
postpone  the  calculation  or payment of such a payment or  transfer of amounts from the  Subaccounts to the extent  permitted  under  applicable  law, which is currently permissible only for any period:

o  During  which the New York Stock  Exchange  is closed  other  than  customary weekend and holiday closings,

o  During  which  trading  on the New  York  Stock  Exchange  is  restricted  as determined by the SEC,

o  During which an emergency,  as  determined by the SEC,  exists as a result of which  (i)  disposal  of  securities  held  by the  Separate  Account  is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o  For such other  periods as the SEC may by order permit for the  protection of investors.

PROOF OF AGE AND  SURVIVAL  --  Security  Benefit  may  require  proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS  -- If you  misstate  the age or sex of an  Annuitant or age of an
Owner, the correct amount paid or payable by Security Benefit under the Contract shall be such as the Contract  Value would have  provided for the correct age or sex (unless unisex rates apply).

LOANS -- If you own a Contract  issued in connection with a retirement plan that is qualified  under Section 403(b) of the Internal  Revenue Code, you may borrow money under your Contract.  You may obtain a loan by submitting a proper written request  to  Security  Benefit.  A loan  must be taken and  repaid  prior to the
Annuity  Start Date.  The minimum loan that may be taken is $1,000.  The maximum loan that may be taken is generally  equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest  outstanding loan balance within the preceding
12-month period ending on the day before the date the loan is made; over (b) the outstanding  loan  balance  on the  date  the  loan is  made;  or (2) 50% of the
Contract  Value or $10,000,  whichever is greater.  For loans issued under plans that are subject to ERISA, the maximum loan amount is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest  outstanding  loan balance  within the preceding  12-month  period  ending on the day before the date the loan is made;
over (b) the  outstanding  loan balance on the date the loan is made; or (2) 50%
of your Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract  Value,  and Security  Benefit  reserves the right to limit to one the number of loans  outstanding at any time. The Internal
Revenue Code requires  aggregation  of all loans made to an individual  employee under a single employer plan. However, since Security Benefit has no information concerning outstanding loans with other providers,  we will only use information available under annuity  contracts issued by us. Reference should be made to the terms of your particular Qualified Plan for any additional loan restrictions.

   When an eligible Owner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the "Loan Account," which is an account within the Fixed Account.
Amounts  allocated  to the Loan  Account  earn 3%, the minimum  rate of interest guaranteed under the Fixed Account.

   Interest  will be charged  for the loan and will  accrue on the loan  balance from the effective  date of any loan. The loan interest rate will be as declared from time to time by Security Benefit.  Because the Contract Value maintained in the Loan  Account  (which  will  earn 3%) will  always be equal in amount to the outstanding loan balance, the net cost of a loan is the interest rate charged by
Security Benefit less 3%.

   Loans must be repaid within five years,  unless Security  Benefit  determines that the loan is to be used to acquire your principal  residence,  in which case the loan must be repaid  within 30 years.  You must make loan  repayments  on at least a  quarterly  basis,  and you may prepay  your loan at any time.  You must label each loan  payment as such.  If not  labeled  as a loan  payment,  amounts received by Security Benefit will be treated as purchase payments.  Upon receipt of a loan payment,  Security Benefit will transfer  Contract Value from the Loan
Account to the Fixed Account  and/or the  Subaccounts  according to your current instructions  with respect to purchase payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

   If you do not make  any  required  loan  payment  by the end of the  calendar quarter  following the calendar quarter in which the missed payment was due, the
TOTAL  OUTSTANDING  LOAN  BALANCE  will be  deemed to be in  default.  The total outstanding loan balance,  which includes accrued interest,  will be reported to the Internal  Revenue  Service  ("IRS") on form 1099-R for the year in which the default occurred.  This deemed distribution may be subject to a 10% penalty tax, which is imposed upon  distributions  prior to the Owner  attaining  age 59 1/2.
Once a loan  has  defaulted,  regularly  scheduled  loan  payments  will  not be accepted  by SBL.  No new  loans  will be  allowed  while a loan is in  default.
Interest will continue to accrue on a loan in default.  Contract  Value equal to the amount of the accrued interest will be transferred to the Loan Account. If a loan  continues  to be in  default,  when  you  attain  age 59  1/2,  the  total outstanding loan balance, which includes accrued interest, will be deducted from
your  Contract  Value.   The  Contract  will  terminate   automatically  if  the
outstanding  loan balance of a loan in default  equals or exceeds the Withdrawal
Value.  Contract  Value  will be used  to  repay  the  loan  and any  applicable withdrawal  charges.  Because of the adverse tax  consequences  associated  with defaulting on a loan,  you should  carefully  consider your ability to repay the loan and should consult with a tax advisor before requesting a loan.

   While the amount to secure the loan is held in the Loan  Account,  you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account.  Outstanding Contract Debt will reduce the amount of proceeds paid  upon  full  withdrawal,  upon  payment  of the  death  benefit,  and  upon annuitization.  In addition, no partial withdrawal will be processed which would result  in the  withdrawal  of  Contract  Value  from  the  Loan  Account.  If a
Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider
is in effect,  amounts  allocated to the Loan Account will earn the minimum rate of interest  guaranteed  under the Fixed Account for the purpose of  calculating the benefit  under any such Rider.  Until the loan is repaid,  SBL  reserves the right to restrict any transfer of the Contract which would otherwise  qualify as a transfer permitted in the Code.

   You should consult with your tax adviser on the effect of a loan.

   Loans are not  available in certain  states  pending  department of insurance approval.  If loans are later  approved by the insurance  department of a state,
Security  Benefit  intends  to make  loans  available  to all  Owners  of 403(b)
contracts in that state at that time,  but there can be no assurance  that loans will be approved.  Prospective  Owners  should  contact  their agent  concerning availability of loans in their state.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally,  a Qualified Plan
may not provide for the distribution or withdrawal of amounts  accumulated under the Plan until after a fixed number of years,  the attainment of a stated age or
upon  the  occurrence  of  a  specific  event  such  as  hardship,   disability,
retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal,  as described in this Prospectus,  unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular  Qualified  Plan, the Internal  Revenue Code and other  applicable law for any limitation or  restriction  on  distributions  and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution  from a Qualified Plan before the  participant  reaches age 59 1/2.
See the discussion under "Tax Penalties," page 35.

   Section   403(b)  imposes   restrictions   on  certain   distributions   from
tax-sheltered  annuity contracts meeting the requirements of Section 403(b). The restrictions  apply to tax years beginning on or after January 1, 1989.  Section
403(b) requires that distributions from Section 403(b)  tax-sheltered  annuities that are  attributable  to employee  contributions  made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age
59 1/2, (ii) separates from service,  (iii) dies, (iv) becomes disabled,  or (v)
incurs a hardship.  Furthermore,  distributions  of gains  attributable  to such contributions  accrued  after  December  31,  1988 may not be made on account of hardship.  Hardship,  for this purpose, is generally defined as an immediate and heavy  financial need,  such as paying for medical  expenses,  the purchase of a residence,  or  paying  certain  tuition  expenses,  that may ONLY be met by the distribution.

   If you own a Contract  purchased as a  tax-sheltered  Section  403(b) annuity contract,  you  will  not,  therefore,  be  entitled  to make a full or  partial withdrawal,  as described in this Prospectus,  in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains  credited to such Contract  after  December 31, 1988 unless one of the above-described  conditions  has been  satisfied.  In the case of  transfers  of amounts  accumulated  in a different  Section  403(b)  contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract  attributable to the Owner's
December 31, 1988 account  balance under the old contract,  provided the amounts transferred  between  contracts  qualified  as a  tax-free  exchange  under  the
Internal  Revenue  Code.  An Owner of a  Contract  may be able to  transfer  the
Contract's Withdrawal Value to certain other investment alternatives meeting the requirements  of Section 403(b) that are available  under an employer's  Section
403(b) arrangement.

   The  distribution  or  withdrawal  of amounts  under a Contract  purchased in connection  with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant  and in some  instances may also result in a penalty tax.
Therefore,  you should carefully consider the tax consequences of a distribution or withdrawal  under a Contract and you should  consult a competent tax adviser.
See "Federal Tax Matters," below.

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals in retirements  plans which may or may not be Qualified  Plans under the  provisions of the Internal  Revenue Code ("Code").  The ultimate  effect of federal income taxes on the amounts held under a Contract,  on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement  plan, if any, for which the
Contract is purchased, the tax and employment status of the individuals involved and a number  of other  factors.  The  discussion  contained  herein  and in the
Statement of Additional  Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract.  It is based upon Security  Benefit's  understanding  of the present federal income tax laws as currently interpreted by the Internal Revenue Service
("IRS"),  and is not intended as tax advice. No representation is made regarding the likelihood of  continuation of the present federal income tax laws or of the current  interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely.  Moreover, no attempt has been made to consider any applicable  state or other laws.  Because of the inherent  complexity of the tax laws and the  fact  that tax  results  will  vary  according  to the  particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a
Contract,  the selection of an Annuity  Option under a Contract,  the receipt of annuity payments under a Contract or any other transaction involving a Contract.
SECURITY BENEFIT DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX
CONSEQUENCES  ARISING  FROM,  ANY  CONTRACT  OR ANY  TRANSACTION  INVOLVING  THE
CONTRACT.

TAX STATUS OF SECURITY BENEFIT AND THE SEPARATE ACCOUNT --

   GENERAL.  Security  Benefit  intends to be taxed as a life insurance  company under Part I,  Subchapter L of the Code.  Because the operations of the Separate
Account form a part of Security  Benefit,  Security  Benefit will be responsible for any federal  income taxes that become  payable with respect to the income of the Separate Account and its Subaccounts.

   CHARGE FOR SECURITY BENEFIT TAXES. A charge may be made for any federal taxes incurred by Security Benefit that are attributable to the Separate Account,  the
Subaccounts  or to the  operations  of  Security  Benefit  with  respect  to the
Contracts or attributable to payments,  premiums, or acquisition costs under the
Contracts. Security Benefit will review the question of a charge to the Separate
Account,  the Subaccounts or the Contracts for Security  Benefit's federal taxes periodically.  Charges may become  necessary  if, among other  reasons,  the tax treatment of Security  Benefit or of income and expenses  under the Contracts is ultimately  determined to be other than what Security Benefit currently believes it to be, if there are  changes  made in the  federal  income tax  treatment  of variable  annuities at the insurance  company level,  or if there is a change in
Security Benefit's tax status.

   Under  current  laws,  Security  Benefit  may incur state and local taxes (in addition to premium taxes) in several  states.  At present,  these taxes are not significant.  If there is a  material  change in  applicable  state or local tax laws,  Security Benefit reserves the right to charge the Separate Account or the
Subaccounts  for such taxes,  if any,  attributable  to the Separate  Account or
Subaccounts.

   DIVERSIFICATION  STANDARDS.  Each  Series of the SBL Fund will be required to adhere to  regulations  adopted by the Treasury  Department  pursuant to Section
817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance  company separate  accounts funding variable  contracts.  Pursuant  to  these  regulations,  on the last day of each calendar quarter (or on any day within 30 days thereafter),  no more than 55% of the total assets of a Series may be represented by any one  investment,  no more than 70% may be  represented  by any two  investments,  no more  than 80% may be represented by any three investments, and no more than 90% may be represented by any four  investments.  For purposes of Section  817(h),  securities of a single issuer  generally  are treated as one  investment  but  obligations  of the U.S.
Treasury and each U.S.  Governmental  agency or  instrumentality  generally  are treated as securities of separate  issuers.  The Separate  Account,  through the
Series,  intends  to comply  with the  diversification  requirements  of Section
817(h).

   In  certain  circumstances,  owners  of  variable  annuity  contracts  may be considered  the owners,  for federal  income tax purposes,  of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate  account  assets would be includable in the variable contractowner's  gross  income.  The IRS has stated in published  rulings that a variable  contractowner  will be considered the owner of separate account assets if the contractowner  possesses  incidents of ownership in those assets, such as the  ability to  exercise  investment  control  over the  assets.  The  Treasury
Department  also  announced,  in  connection  with the  issuance of  regulations concerning  diversification,  that those  regulations  "do not provide  guidance concerning the  circumstances  in which investor control of the investments of a segregated  asset  account may cause the investor  (i.e.,  the contract  owner), rather than the insurance  company,  to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments  to  particular  subaccounts  without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

   The  ownership  rights under the  Contract  are similar to, but  different in certain  respects  from,  those  described by the IRS in rulings in which it was determined that  policyowners  were not owners of separate  account assets.  For example,  the Owner has additional  flexibility in allocating  purchase payments and Contract Values. These differences could result in an Owner being treated as the owner of a pro rata  portion  of the  assets  of the  Separate  Account.  In addition,  Security  Benefit does not know what standards will be set forth,  if any, in the  regulations or rulings which the Treasury  Department has stated it expects to issue.  Security Benefit  therefore  reserves the right to modify the
Contract,  as it deems  appropriate,  to  attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate  Account.
Moreover, in the event that regulations or rulings are adopted,  there can be no assurance that the Series will be able to operate as currently  described in the
Prospectus,  or that the SBL Fund will not have to change any Series' investment objective or investment policies.

INCOME  TAXATION OF ANNUITIES IN  GENERAL--NON-QUALIFIED  PLANS -- Section 72 of
the Code governs the taxation of annuities.  In general, a contract owner is not taxed on  increases  in value  under an  annuity  contract  until  some  form of distribution is made under the contract.  However,  the increase in value may be subject to tax currently under certain  circumstances.  See "Contracts  Owned by
Non-Natural  Persons"  on  page  33  and   "Diversification   Standards"  above.
Withholding of federal income taxes on all  distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies Security Benefit of that election.

   SURRENDERS OR  WITHDRAWALS  PRIOR TO THE ANNUITY START DATE.  Code Section 72
provides  that amounts  received upon a total or partial  withdrawal  (including systematic  withdrawals)  from a  Contract  prior  to  the  Annuity  Start  Date generally  will be treated as gross  income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the  contract."  The  "investment  in the contract" is that portion,  if any, of purchase  payments  paid  under  a  Contract  less  any  distributions  received previously  under the Contract  that are  excluded  from the  recipient's  gross income.  The taxable portion is taxed at ordinary income tax rates. For purposes of this  rule,  a pledge or  assignment  of a  contract  is treated as a payment received on account of a partial withdrawal of a Contract.

   SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY START DATE. Upon a complete surrender,  the  receipt is  taxable  to the  extent  that the cash value of the
Contract  exceeds the  investment in the Contract.  The taxable  portion of such payments will be taxed at ordinary income tax rates.

   For fixed annuity payments,  the taxable portion of each payment generally is determined by using a formula known as the "exclusion  ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract.  That ratio is then applied to each payment to determine the non-taxable portion of the payment.  The remaining portion of each payment is taxed at ordinary income rates.  For variable annuity payments,  the taxable  portion of each payment is determined by using a formula known as the "excludable  amount," which establishes the non-taxable  portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the  investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable.  Once the excludable  portion of annuity  payments  to date equals the  investment  in the
Contract, the balance of the annuity payments will be fully taxable.

   PENALTY TAX ON CERTAIN  SURRENDERS AND  WITHDRAWALS.  With respect to amounts withdrawn or distributed  before the taxpayer  reaches age 59 1/2, a penalty tax is imposed  equal to 10% of the portion of such amount  which is  includable  in gross income.  However,  the penalty tax is not applicable to  withdrawals:  (i)
made  on or  after  the  death  of the  owner  (or  where  the  owner  is not an individual,  the  death  of  the  "primary  annuitant,"  who is  defined  as the individual  the events in whose life are of primary  importance in affecting the timing and amount of the payout under the Contract);  (ii)  attributable  to the taxpayer's  becoming  totally  disabled  within  the  meaning  of  Code  Section
72(m)(7);  (iii)  which are part of a series  of  substantially  equal  periodic payments  (not  less  frequently  than  annually)  made  for the  life  (or life expectancy) of the taxpayer,  or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;  (iv) from certain qualified plans; (v)
under a so-called  qualified  funding asset (as defined in Code Section 130(d));
(vi) under an immediate  annuity  contract;  or (vii) which are  purchased by an employer on termination  of certain types of qualified  plans and which are held by the employer until the employee separates from service.

   If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified  (other than by reason of death or  disability),  the tax for the first year in which the modification occurs will be increased by an amount (determined by the  regulations)  equal to the tax that would have been imposed but for item
(iii) above,  plus interest for the deferral period,  if the modification  takes place (a) before  the close of the  period  which is five years from the date of the first  payment and after the taxpayer  attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS--

   DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract  must provide the following two  distribution  rules:  (a) if any owner dies on or after the Annuity Start Date,  and before the entire  interest in the
Contract has been  distributed,  the  remainder of the owner's  interest will be distributed  at least as quickly as the method in effect on the  owner's  death;
and (b) if any owner dies before the Annuity Start Date, the entire  interest in the Contract must generally be  distributed  within five years after the date of death, or, if payable to a designated  beneficiary,  must be annuitized over the life of that  designated  beneficiary or over a period not extending  beyond the life expectancy of that  beneficiary,  commencing within one year after the date of death of the owner. If the sole  designated  beneficiary is the spouse of the deceased owner,  the Contract  (together with the deferral of tax on the accrued and future  income  thereunder)  may be  continued  in the name of the spouse as owner.

   Generally,  for purposes of determining when  distributions  must begin under the foregoing rules, where an owner is not an individual,  the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner.  Finally,  in the case of joint  owners,  the distribution-at-death  rules will be applied by treating  the death of the first owner  as the  one to be  taken  into  account  in  determining  generally  when distributions  must  commence,  unless the sole  Designated  Beneficiary  is the deceased owner's spouse.

   GIFT OF ANNUITY CONTRACTS.  Generally,  gifts of non-tax qualified  Contracts prior to the Annuity  Start Date will  trigger tax on the gain on the  Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable.  This provision does not apply to transfers between spouses or incident to a divorce.

   CONTRACTS  OWNED  BY  NON-NATURAL  PERSONS.  If the  Contract  is  held  by a non-natural  person (for  example,  a  corporation)  the income on that Contract
(generally  the increase in net surrender  value less the purchase  payments) is includable  in  taxable  income  each  year.  The rule does not apply  where the
Contract is acquired by the estate of a decedent,  where the Contract is held by certain types of  retirement  plans,  where the Contract is a qualified  funding asset for structured  settlements,  where the Contract is purchased on behalf of an  employee  upon  termination  of a  qualified  plan,  and in the  case  of an immediate annuity.  An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

   MULTIPLE  CONTRACT  RULE.  For  purposes  of  determining  the  amount of any distribution  under Code Section 72(e) (amounts not received as annuities)  that is includable in gross income, all Non-Qualified annuity contracts issued by the same  insurer to the same  contract  owner  during any  calendar  year are to be aggregated and treated as one contract. Thus, any amount received under any such contract  prior  to  the  contract's  Annuity  Start  Date,  such  as a  partial surrender,  dividend,  or loan, will be taxable (and possibly subject to the 10%
penalty tax) to the extent of the combined income in all such contracts.

   In  addition,  the  Treasury  Department  has broad  regulatory  authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts  that are paid as  annuities  (on and after the  Annuity  Start Date)
under annuity  contracts issued by the same company to the same owner during any calendar  year.  In this case,  annuity  payments  could be fully  taxable  (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such  contracts and  regardless of whether any amount would  otherwise  have been excluded from income because of the "exclusion ratio" under the contract.

   POSSIBLE TAX CHANGES.  In recent  years,  legislation  has been proposed that would have adversely modified the federal taxation of certain  annuities.  There is always the  possibility  that the tax treatment of annuities  could change by legislation  or other  means  (such as IRS  regulations,  revenue  rulings,  and judicial decisions).  Moreover,  although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

   TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of a Contract,  the designation of an Annuitant,  Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax  consequences  to the Owner that are not
discussed  herein.  An  Owner  contemplating  any  such  transfer,   assignment,
selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

   QUALIFIED  PLANS -- The Contract may be used with  Qualified  Plans that meet the  requirements  of  Section  403(b),  408 or 408A of the Code.  The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself.  No attempt is made herein to provide more than general  information about the use of the Contract with the various types of Qualified Plans.  These Qualified Plans may permit the purchase of the Contracts to accumulate  retirement savings under the plans.  Adverse tax or other  legal  consequences  to the plan,  to the  participant  or to both may result if this Contract is assigned or  transferred to any individual as a means
to  provide  benefit   payments,   unless  the  plan  complies  with  all  legal
requirements  applicable  to such  benefits  prior to transfer of the  Contract.
Owners,  Annuitants,  and  Beneficiaries,  are cautioned  that the rights of any person to any benefits  under such  Qualified  Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law,  regardless of the terms and conditions of the Contract issued in connection therewith.  For example,  Security  Benefit  may accept  beneficiary  designations  and  payment instructions  under  the terms of the  Contract  without  regard to any  spousal consents that may be required under the Employee  Retirement Income Security Act of 1974 (ERISA).  Consequently,  an Owner's  Beneficiary  designation or elected payment option may not be enforceable.

   The  amounts  that may be  contributed  to  Qualified  Plans are  subject  to limitations  that  vary  depending  on the  type of  Plan.  In  addition,  early distributions  from most Qualified  Plans may be subject to penalty taxes, or in the  case  of  distributions  of  amounts  contributed  under  salary  reduction agreements, could cause the Plan to be disqualified.  Furthermore, distributions from most Qualified  Plans are subject to certain  minimum  distribution  rules.
Failure to comply with these rules could result in  disqualification of the Plan or subject the Owner or Annuitant  to penalty  taxes.  As a result,  the minimum distribution  rules may limit the  availability  of certain  Annuity  Options to certain  Annuitants  and  their  beneficiaries.  These  requirements  may not be incorporated into Security Benefit's Contract administration procedures. Owners,
participants   and   beneficiaries   are  responsible   for   determining   that
contributions,   distributions  and  other  transactions  with  respect  to  the
Contracts comply with applicable law.

   The following are brief  descriptions of the various types of Qualified Plans and the use of the Contract therewith:

   SECTION  403(B).  Code Section  403(b)  permits  public school  employees and
employees  of  certain  types  of   charitable,   educational   and   scientific
organizations  specified in Section  501(c)(3)  of the Code to purchase  annuity contracts,  and,  subject  to  certain  limitations,  to  exclude  the amount of purchase  payments  from gross  income for tax  purposes.  The  Contract  may be purchased in connection with a Section 403(b) annuity program.

   Section 403(b)  annuities must generally be provided under a plan which meets certain minimum  participation,  coverage,  and nondiscrimination  requirements.
Each  employee's  interest in a  retirement  plan  qualified  under Code Section
403(b) must generally be  distributed or begin to be distributed  not later than
April 1 of the calendar  year  following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions  must not extend  beyond the life of the  employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

   If an employee dies before  reaching his or her required  beginning date, the employee's entire interest in the plan must generally be distributed within five years of the  employee's  death.  However,  the  five-year  rule  will be deemed satisfied,  if  distributions  begin  before  the  close  of the  calendar  year following the year of the employee's  death to a designated  beneficiary and are made over the life of the beneficiary (or over a period not extending beyond the life  expectancy  of the  beneficiary).  If the  designated  beneficiary  is the employee's  surviving  spouse,  distributions  may be delayed until the employee would have reached age 70 1/2.

   If an employee dies after  reaching his or her required  beginning  date, the employee's  interest  in the plan  must  generally  be  distributed  at least as rapidly  as under  the  method  of  distribution  in  effect  at the time of the employee's death.

   A  Section   403(b)   annuity   contract  may  be  purchased   with  employer
contributions,  employee  contributions  or a combination of both. An employee's rights  under  a  Section  403(b)  contract  must  be  nonforfeitable.  Numerous limitations  apply to the amount of contributions  that may be made to a Section
403(b)  annuity  contract.  The applicable  limit will depend upon,  among other things,  whether the annuity  contract is  purchased  with  employer or employee contributions.

   Amounts used to purchase  Section 403(b)  annuities  generally are excludable from the taxable income of the employee.  As a result,  all  distributions  from such annuities are normally taxable in full as ordinary income to the employee.

   A Section 403(b) annuity  contract must prohibit the distribution of employee contributions  (including earnings thereon) until the employee:  (i) attains age
59 1/2, (ii) terminates  employment;  (iii) dies; (iv) becomes disabled;  or (v)
incurs a financial  hardship  (earnings may not be  distributed  in the event of hardship).

   Distributions  from a Section 403(b)  annuity  contract may be eligible for a tax-free  rollover to either another  Section  403(b) annuity  contract or to an individual retirement account or annuity (IRA). See "Rollovers" page 35.

   SECTIONS 408 AND 408A. INDIVIDUAL  RETIREMENT  ANNUITIES.  Section 408 of the
Code permits eligible  individuals to establish  individual  retirement programs through the purchase of Individual  Retirement Annuities  ("traditional  IRAs").
The Contract may be  purchased as an IRA. The IRAs  described in this  paragraph are called "traditional IRAs" to distinguish them from the new "Roth IRAs" which became available in 1998. (Roth IRAs are described below.)

   IRAs are subject to  limitations on the amount that may be  contributed,  the persons who may be eligible and on the time when  distributions  must  commence.
Depending  upon  the  circumstances  of  the  individual,   contributions  to  a
traditional IRA may be made on a deductible or  non-deductible  basis.  IRAs may not be transferred,  sold,  assigned,  discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed $2,000 (except in the case of a rollover contribution). Any refund of premium  must be applied to the payment of future  premiums  or the  purchase of additional benefits.

   Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal  Revenue  Service.  Purchasers  of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate  agency,  and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure
Statement that accompanies this Prospectus.

   In general, traditional IRAs are subject to minimum distribution requirements similar to those  applicable to retirement  plans qualified under Section 403(b)
of the Code;  however,  the  required  beginning  date for  traditional  IRAs is generally  the date that the  contract  owner  reaches age 70 1/2--the  contract owner's  retirement date, if any, will not affect his or her required  beginning date. See "Section 403(b)," page 34. Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each  distribution may be excludable from income.  The amount  excludable from the individual's  income is the amount of the  distribution  that  bears the same ratio as the  individual's nondeductible contributions bears to the expected return under the IRA.

   Distributions  from a traditional IRA may be eligible for a tax-free rollover to another  traditional IRA. In certain cases, a distribution from a traditional
IRA may be eligible to be rolled over to a retirement  plan qualified under Code
Section 401(a) or a Section 403(b) annuity contract. See "Rollovers" on page 35.

   ROTH IRAS. Section 408A of the Code permits eligible individuals to establish a Roth IRA, a new type of IRA which became  available in 1998.  The Contract may be purchased as a Roth IRA. Contributions to a Roth IRA are not deductible,  but withdrawals  that meet certain  requirements  are not subject to federal  income tax.  Sale of the  contract  for use with Roth IRAs may be  subject  to  special requirements imposed by the Internal Revenue Service. Purchasers of the Contract
for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate  agency,  and will have the right to revoke  the  Contract  under  certain  requirements.  Unlike a traditional  IRA,  Roth IRAs are not  subject to minimum  required  distribution rules during the contract owner's lifetime.  Generally, however, the amount in a remaining  Roth IRA must be  distributed  by the end of the fifth year after the death of the contract owner.

   The Internal Revenue Service has not reviewed the Contract for  qualification as a Roth IRA and has not addressed in a ruling of general applicability whether a death benefit  provision  such as the provision in the Contract  comports with
Roth IRA qualification requirements.

   ROLLOVERS.  A "rollover" is the tax-free  transfer of a distribution from one
Qualified Plan to another.  Distributions which are rolled over are not included in the employee's gross income until some future time.

   If any  portion  of the  balance to the  credit of an  employee  in a Section
403(b) plan is paid to the employee in an "eligible  rollover  distribution" and the  employee  transfers  any  portion of the amount  received  to an  "eligible retirement plan," then the amount so transferred is not includable in income. An
"eligible  rollover  distribution"  generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a  specified  period of at least ten years.  In  addition,  a  required  minimum distribution will not qualify as an eligible rollover  distribution.  A rollover must be completed within 60 days after receipt of the distribution.

   In the case of a Section 403(b) plan, an "eligible  retirement  plan" will be another  Section  403(b)  plan or an  individual  retirement  account or annuity described in Code Section 408.

   A Section  403(b) plan must  generally  provide a  participant  receiving  an eligible rollover distribution,  the option to have the distribution transferred directly to another eligible retirement plan.

   The owner of an IRA may make a tax-free  rollover  of any portion of the IRA.
The rollover must be completed  within 60 days of the distribution and generally may  only  be made  to  another  IRA.  However,  an  individual  may  receive  a distribution  from  his or her  IRA and  within  60  days  roll  it over  into a retirement  plan qualified  under Code Section 401(a) if all of the funds in the
IRA are  attributable  to a rollover from a Section  401(a) plan.  Similarly,  a distribution from an IRA may be rolled over to a Section 403(b) plan only if all of the funds in the IRA are  attributable  to a rollover  from a Section  403(b)
annuity.

   TAX PENALTIES.  PREMATURE  DISTRIBUTION TAX.  Distributions  from a Qualified
Plan  before the  participant  reaches  age 59 1/2 are  generally  subject to an additional tax equal to 10% of the taxable portion of the distribution.  The 10%
penalty tax does not apply to  distributions:  (i) made on or after the death of the employee;  (ii) attributable to the employee's  disability;  (iii) which are part of a series  of  substantially  equal  periodic  payments  made  (at  least annually) for the life (or life  expectancy)  of the employee or the joint lives
(or joint life  expectancies)  of the employee and a designated  beneficiary and which begin after the employee terminates  employment;  (iv) made to an employee after  termination  of  employment  after  reaching  age 55; (v) made to pay for certain  medical  expenses;  (vi)  that  are  exempt  withdrawals  of an  excess contribution;  (vii) that is rolled over or transferred in accordance  with Code requirements;  or (viii) that is transferred  pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

   The  exception  to the 10%  penalty tax  described  in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without  application of the 10% penalty tax to pay health  insurance premiums in certain cases.  Starting  January 1, 1998,  there are two additional exceptions  to the 10% penalty tax on  withdrawals  from IRAs before age 59 1/2:
withdrawals made to pay "qualified"  higher  education  expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."

   MINIMUM  DISTRIBUTION TAX. If the amount distributed from a Qualified Plan is less than the minimum  required  distribution  for the year, the  participant is subject to a 50% tax on the amount that was not properly distributed.

   WITHHOLDING.   Periodic   distributions  (e.g.,   annuities  and  installment
payments) from a Qualified Plan that will last for a period of ten or more years are generally  subject to voluntary income tax withholding.  The amount withheld on such periodic  distributions  is determined at the rate  applicable to wages.
The  recipient  of a  periodic  distribution  may  generally  elect  not to have withholding apply.

   Nonperiodic  distributions  (e.g.,  lump sums and  annuities  or  installment payments  of less than ten years)  from a  Qualified  Plan (other than IRAs) are
generally  subject  to  mandatory  20%  income  tax  withholding.   However,  no
withholding is imposed if the  distribution  is transferred  directly to another eligible  Qualified Plan.  Nonperiodic  distributions from an IRA are subject to income tax  withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

   The above description of the federal income tax consequences of the different types of  Qualified  Plans which may be funded by the  Contract  offered by this
Prospectus is only a brief summary and is not intended as tax advice.  The rules governing  the  provisions of Qualified  Plans are  extremely  complex and often difficult to comprehend.  Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences.  A prospective  Owner  considering  adoption of a Qualified  Plan and purchase of a
Contract in connection  therewith should first consult a qualified and competent tax adviser,  with regard to the  suitability  of the Contract as an  investment vehicle for the Qualified Plan.

OTHER INFORMATION

VOTING OF SBL FUND SHARES --  Security  Benefit is the legal owner of the shares of SBL Fund held by the  Subaccounts.  Security  Benefit  will  exercise  voting rights  attributable  to the  shares  of each  Series  of the  Fund  held in the
Subaccounts at any regular and special  meetings of the shareholders of the Fund on matters requiring  shareholder  voting under the 1940 Act. In accordance with its view of presently  applicable law, Security Benefit will exercise its voting rights based on instructions received from persons having the voting interest in
corresponding  Subaccounts.   However,  if  the  1940  Act  or  any  regulations
thereunder should be amended,  or if the present  interpretation  thereof should change, and as a result Security Benefit determines that it is permitted to vote the shares of the SBL Fund in its own right, it may elect to do so.

   The person having the voting  interest under a Contract is the Owner.  Unless otherwise  required  by  applicable  law,  the number of shares of a  particular
Series as to which  voting  instructions  may be given to  Security  Benefit  is determined by dividing your Contract Value in the corresponding  Subaccount on a particular  date by the net asset  value per share of the  Series as of the same date.  Fractional votes will be counted.  The number of votes as to which voting instructions  may be given will be determined as of the same date established by
SBL Fund for  determining  shareholders  eligible  to vote at the meeting of the
Fund. If required by the SEC,  Security  Benefit reserves the right to determine in a different fashion the voting rights attributable to the shares of SBL Fund.
Voting instructions may be cast in person or by proxy.

   Voting rights  attributable  to your Contract Value in a Subaccount for which no timely voting  instructions are received will be voted by Security Benefit in the same  proportion  as the voting  instructions  that are received in a timely manner for all Contracts participating in that Subaccount. Security Benefit will also  exercise  the voting  rights from assets in each  Subaccount  that are not otherwise  attributable to Owners,  if any, in the same proportion as the voting
instructions   that  are  received  in  a  timely   manner  for  all   Contracts
participating  in that  Subaccount.  Security  Benefit  generally  will exercise voting  rights  attributable  to  shares  of the  Series of SBL Fund held in its
General  Account,  if any, in the same  proportion as votes cast with respect to shares of the Series of the Fund held by the Separate Account and other separate accounts of Security Benefit, in the aggregate.

SUBSTITUTION OF INVESTMENTS -- Security Benefit  reserves the right,  subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions  for,  or  combinations  of the  securities  that  are held by the
Separate  Account  or  any  Subaccount  or  that  the  Separate  Account  or any
Subaccount  may  purchase.  If  shares  of any or all of the  Series of SBL Fund should no longer be available for investment,  or if Security Benefit management believes  further  investment  in shares of any or all of the Series of SBL Fund should become  inappropriate  in view of the purposes of the Contract,  Security
Benefit may  substitute  shares of another  Series of SBL Fund or of a different fund for shares  already  purchased,  or to be purchased in the future under the
Contract.  Security  Benefit may also purchase,  through the  Subaccount,  other securities  for other  classes  or  contracts,  or permit a  conversion  between classes of contracts on the basis of requests made by Owners.

   In connection  with a substitution  of any shares  attributable to an Owner's interest in a Subaccount or the Separate Account,  Security Benefit will, to the extent required under applicable law, provide notice, seek Owner approval,  seek prior  approval  of the SEC,  and  comply  with the  filing or other  procedures established by applicable state insurance regulators.

   Security Benefit also reserves the right to establish additional  Subaccounts of the  Separate  Account  that  would  invest in a new Series of SBL Fund or in shares of  another  investment  company,  a series  thereof,  or other  suitable investment  vehicle.  Security Benefit may establish new Subaccounts in its sole discretion,  and will determine whether to make any new Subaccount  available to existing  Owners.  Security  Benefit may also  eliminate  or combine one or more
Subaccounts if, in its sole discretion, marketing, tax, or investment conditions so warrant.

   Subject to compliance  with  applicable  law,  Security  Benefit may transfer assets to the General Account. Security Benefit also reserves the right, subject to any required  regulatory  approvals,  to transfer assets of any Subaccount to another separate account or Subaccount.

   In the event of any such  substitution  or change,  Security  Benefit may, by appropriate  endorsement,  make such changes in these and other contracts as may be necessary or appropriate to reflect such  substitution or change. If Security
Benefit  believes it to be in the best interests of persons having voting rights under the  Contracts,  the  Separate  Account may be  operated  as a  management investment  company  under the 1940 Act or any other form  permitted by law. The
Separate  Account  may  be  deregistered  under  that  Act  in  the  event  such registration  is no longer  required,  or it may be combined with other separate accounts of Security Benefit or an affiliate thereof. Subject to compliance with applicable law,  Security  Benefit also may combine one or more  Subaccounts and may establish a committee,  board,  or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND  AMENDMENTS  --  Security  Benefit  reserves  the right,  without  the  consent of Owners,  to suspend  sales of the  Contract  as presently  offered and to make any change to the  provisions of the Contracts to comply with, or give Owners the benefit of, any federal or state statute,  rule, or regulation,  including but not limited to requirements for annuity  contracts and retirement plans under the Internal Revenue Code and regulations  thereunder or any state statute or regulation.

REPORTS TO OWNERS -- Security Benefit will send you annually a statement setting forth  a  summary  of the  transactions  that  occurred  during  the  year,  and indicating  the  Contract  Value as of the end of each year.  In  addition,  the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information  required by law. Security Benefit will also send  confirmations  upon purchase  payments,  transfers,  loans, loan repayments,  and full and  partial  withdrawals.  Security  Benefit  may confirm certain  transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

   You will also receive an annual and semiannual  report  containing  financial statements for SBL Fund,  which will include a list of the portfolio  securities of each Series, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

TELEPHONE  TRANSFER  PRIVILEGES -- You may request a transfer of Contract  Value and may make changes to an existing Dollar Cost Averaging or Asset  Reallocation option by telephone if the Telephone  Transfer  section of the application or an
Authorization for Telephone Requests form ("Telephone  Authorization")  has been completed, signed, and filed at Security Benefit's Home Office. Security Benefit
has  established  procedures  to  confirm  that  instructions   communicated  by
telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized  instructions  provided it complies with its  procedures.  Security
Benefit's  procedures require that any person requesting a transfer by telephone provide the account  number and the Owner's tax  identification  number and such instructions must be received on a recorded line.  Security Benefit reserves the right to deny any telephone  transfer  request.  If all telephone lines are busy
(which  might  occur,  for  example,   during  periods  of  substantial   market
fluctuations),  you may not be able to request  transfers by telephone and would have to submit written requests.

   By authorizing telephone transfers,  you authorize Security Benefit to accept and act upon telephonic  instructions for transfers involving your Contract. You agree that neither Security Benefit,  any of its affiliates,  nor SBL Fund, will be liable for any loss,  damages,  cost, or expense (including  attorneys' fees)
arising out of any telephone  requests;  provided that Security  Benefit effects such request in accordance  with its  procedures.  As a result of this policy on telephone  requests,  you  bear  the risk of loss  arising  from  the  telephone transfer  privilege.  Security Benefit may discontinue,  modify,  or suspend the telephone transfer privilege at any time.

LEGAL  PROCEEDINGS  --  There  are no legal  proceedings  pending  to which  the
Separate  Account is a party,  or which  would  materially  affect the  Separate
Account.

LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel,  Security Benefit,
has passed  upon  legal  matters  in  connection  with the issue and sale of the
Contracts  described in this Prospectus,  Security Benefit's  authority to issue the  Contracts  under Kansas law, and the validity of the forms of the Contracts under Kansas law.

PERFORMANCE INFORMATION

   Performance  information  for  the  Subaccounts,   including  the  yield  and
effective  yield of the Money  Market  Subaccount,  the  yield of the  remaining
Subaccounts,   and  the  total   return  of  all   Subaccounts   may  appear  in
advertisements,  reports,  and promotional  literature to current or prospective
Owners.

   Current  yield  for the  Money  Market  Subaccount  will be based  on  income received by a hypothetical  investment  over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received  for 52 weeks,  stated in terms of an annual  percentage return on the investment).  "Effective yield" for the Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings.

   For the  remaining  Subaccounts,  quotations  of  yield  will be based on all investment  income per  Accumulation  Unit earned during a given 30-day  period, less expenses accrued during the period ("net investment  income"),  and will be computed by dividing net investment  income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any
Subaccount  will be expressed in terms of the average annual  compounded rate of return on a  hypothetical  investment in a Contract over a period of one,  five, and ten years (or, if less, up to the life of the Subaccount),  and will reflect any credit enhancement and the deduction of the account  administration  charge, administration charge, mortality and expense risk charge and contingent deferred sales charge and may simultaneously be shown for other periods.

   Quotations  of yield and  effective  yield do not  reflect  deduction  of the contingent deferred sales charge, and total return figures may be quoted that do not reflect  deduction of the charge.  If  reflected,  the  performance  figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect  deduction of the  contingent  deferred sales charge that would be imposed if Contract  Value were withdrawn at the end of the period for which total return is quoted.

   Although the  Contracts  were not available  for purchase  until  December 4,
2000, the underlying  investment vehicle of the Separate Account,  SBL Fund, has
been  in  existence  since  May  26,  1977.  Performance   information  for  the
Subaccounts  may also include  quotations of total return for periods  beginning prior to the  availability of the Contracts that  incorporate the performance of
SBL Fund.

   Performance  information  for a Subaccount  may be  compared,  in reports and promotional  literature,  to: (i) the  Standard & Poor's 500 Stock  Index  ("S&P
500"),   Dow  Jones   Industrial   Average   ("DJIA"),   Donaghue  Money  Market
Institutional  Averages,  the Lehman Brothers  Government  Corporate  Index, the
Morgan Stanley  Capital  International's  EAFE Index or other indices  measuring performance  of a pertinent  group of securities so that investors may compare a
Subaccount's  results  with those of a group of  securities  widely  regarded by
investors  as   representative   of  the   securities   markets  in  general  or
representative  of a particular  type of security:  (ii) other variable  annuity separate  accounts or other  investment  products  tracked by Lipper  Analytical
Services,  a widely used independent  research firm which ranks mutual funds and other investment companies by overall performance,  investment  objectives,  and assets,  or tracked  by other  ratings  services,  companies,  publications,  or persons  who rank  separate  accounts  or other  investment  products on overall performance or other  criteria;  and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract.
Unmanaged  indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

   Performance information for any Subaccount reflects only the performance of a hypothetical  Contract  under which  Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information  should be  considered  in light of the  investment  objectives  and policies,  characteristics,  and  quality of the Series in which the  Subaccount invests,  and the market conditions during the given time period, and should not be considered as a representation  of what may be achieved in the future.  For a description  of the methods  used to  determine  yield and total  return for the
Subaccounts, see the Statement of Additional Information.

   Reports  and  promotional  literature  may  also  contain  other  information including  (i) the ranking of any  Subaccount  derived from rankings of variable annuity  separate  accounts  or other  investment  products  tracked  by  Lipper
Analytical  Services or by other rating services,  companies,  publications,  or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of tax-deferred  compounding on a
Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison,  at various points in time,  of the return from an  investment  in a Contract (or returns in general)  on a  tax-deferred  basis  (assuming  one or more tax rates)  with the return on a taxable basis,  and (iii) Security  Benefit's  rating or a rating of
Security Benefit's  claim-paying ability as determined by firms that analyze and rate  insurance  companies  and  by  nationally  recognized  statistical  rating organizations.

ADDITIONAL INFORMATION

REGISTRATION  STATEMENT -- A Registration  Statement under the 1933 Act has been filed with the SEC relating to the offering  described in this Prospectus.  This
Prospectus  does not include all the  information  included in the  Registration
Statement,  certain  portions of which,  including  the  Statement of Additional
Information, have been omitted pursuant to the rules and regulations of the SEC.
The  omitted  information  may be  obtained  at the  SEC's  principal  office in
Washington,  DC,  upon  payment  of the  SEC's  prescribed  fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL  STATEMENTS -- Consolidated  financial  statements of Security Benefit
Life Insurance  Company and  Subsidiaries  at December 31, 2000 and 1999 and for
each of the three years in the period ended  December 31, 2000, are contained in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

   The Statement of Additional  Information  contains more specific  information and financial statements relating to Security Benefit Life Insurance Company and
Subsidiaries.  The Table of Contents of the Statement of Additional  Information
is set forth below:

TABLE OF CONTENTS--

                         SECUREDESIGNS VARIABLE ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATE: MAY 1, 2001

                      INDIVIDUAL PURCHASE PAYMENT DEFERRED
                            VARIABLE ANNUITY CONTRACT

                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                             700 SW HARRISON STREET
                            TOPEKA, KANSAS 66636-0001
                                 1-800-888-2461

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497
                                 1-800-888-2461

This Statement of Additional  Information is not a prospectus and should be read in  conjunction  with the  current  Prospectus  for the  SecureDesigns  Variable
Annuity dated May 1, 2001, as it may be  supplemented  from time to time. A copy
of  the   Prospectus   may  be  obtained  from   Security   Benefit  by  calling
1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY

For a description of the Flexible  Purchase  Payment  Deferred  Variable Annuity
Contract (the "Contract"),  Security Benefit Life Insurance  Company  ("Security
Benefit"),  and the SBL Variable  Annuity Account XIV (the "Separate  Account"),
see  the  Prospectus.   This  Statement  of  Additional   Information   contains
information  that  supplements the information in the Prospectus.  Defined terms used in this Statement of Additional  Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- Security  Benefit is responsible for the safekeeping of the assets of the  Subaccounts.  These  assets,  which  consist of shares of the
Series of SBL Fund in  non-certificated  form,  are held separate and apart from the  assets  of  Security  Benefit's  General  Account  and its  other  separate accounts.

DISTRIBUTION OF THE CONTRACT

Security  Distributors,  Inc.  ("SDI"),  a  wholly-owned  subsidiary of Security
Benefit,  is Principal  Underwriter  of the  Contract.  SDI is  registered  as a broker/dealer  with the  Securities  and Exchange  Commission  ("SEC") under the
Securities  Exchange Act of 1934 and is a member of the National  Association of
Securities Dealers, Inc. ("NASD"). The offering of the Contracts is continuous.

Subject  to  arrangements  with  Security  Benefit,  the  Contract  is  sold  by independent  broker/dealers  who are members of the NASD and who become licensed to sell  variable  annuities  for  Security  Benefit,  and by certain  financial institutions.  SDI acts as principal  underwriter on behalf of Security  Benefit for  the  distribution  of  the  Contract.  SDI  is not  compensated  under  its
Distribution Agreement with Security Benefit.

The  compensation  payable by SDI under these  arrangements may vary, but is not expected to exceed in the aggregate 6.5% of purchase payments and 1% of contract value on an annualized basis.

METHOD OF DEDUCTING
THE EXCESS CHARGE

The minimum  mortality and expense risk charge of 0.60%, and the  administration charge of 0.15%,  on an annual  basis,  of each  Subaccount's  average daily net assets,  are  factored  into the  accumulation  unit  value or  "price"  of each
Subaccount on each Valuation  Date.  Security  Benefit deducts any mortality and expense  risk charge  above the minimum  charge and the charge for any  optional
Riders (the "Excess Charge") on a monthly basis.

Each  Subaccount  declares a monthly  dividend and Security  Benefit deducts the
Excess  Charge  from  this  monthly   dividend  upon  its  reinvestment  in  the
Subaccount.  The Excess Charge is a percentage of your Contract Value  allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge.  Assuming that you owe a charge above the  minimum  mortality  and expense  risk  charge and the  administration charge,  your Contract Value will be reduced in the amount of your Excess Charge upon  reinvestment  of  the  Subaccount's  monthly  dividend.  Security  Benefit reserves the right to compute and deduct the Excess Charge from each  Subaccount on each Valuation Date.

Security  Benefit will declare a dividend for each  Subaccount  on one Valuation
Date of each  calendar  month  ("Record  Date").  Security  Benefit will pay the dividend  on a  subsequent  Valuation  Date  ("Reinvestment  Date")  within five
Valuation  Dates of the Record Date.  Such dividend will be declared as a dollar amount per Accumulation Unit.

For each  Subaccount,  any  Owner as of the  Record  Date  will  receive  on the
Reinvestment Date a net dividend equal to:

1.  the amount of dividend per Accumulation Unit; times

2.  the number of  Accumulation  Units  allocated  to the  Subaccount  as of the
    Record Date; less

3.  the amount of the Excess Charge for that Subaccount;  provided that Security
    Benefit will not deduct any Excess Charge from the first dividend  following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation
Unit Value determined as of the close of that date in Accumulation  Units of the
Subaccount.

An example of this  process is as follows.  Assuming  Contract  Value of $50,000 allocated to the Equity  Subaccount  and no Riders,  the Excess  Charge would be computed as follows:

----------------------------------------------------------
Mortality and Expense Risk Charge..........         0.70%
Plus:  Optional Rider Charge...............     +   N/A
Less:  Minimum Charge......................     -   0.60%
                                                    -----
Excess Charge on an Annual Basis...........         0.10%
----------------------------------------------------------

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on  December  30 and a gross  dividend  of $0.25 per unit  declared  on
December 31 (Record Date), the net dividend amount would be as follows:

-----------------------------------------------------------------
Accumulation Unit Value as of
   Valuation Date before Record Date.......          $10.00
Accumulation Unit Value
   as of Reinvestment Date.................         $  9.75
                                                     ------
Gross Dividend Per Unit....................         $  0.25
Less:  Excess Charge Per Unit..............     -   $  0.00085
                                                     ---------
Net Dividend Per Unit......................         $  0.24915
Times:  Number of Accumulation Units.......     x         5,000
                                                    -----------
Net Dividend Amount........................          $ 1,245.75
---------------------------------------------- --- --------------

The  net  dividend  amount  would  be  reinvested  on the  Reinvestment  Date in
Accumulation Units of the Equity Subaccount,  as follows: $0.24915 (net dividend per unit) divided by $9.75 (Accumulation Unit value as of the Reinvestment Date)
times 5,000 Units equals 127.769  Accumulation  Units. On the Reinvestment Date,
127.769  Accumulation Units are added to Contract Value for a total of 5,127.769
Accumulation  Units  after  the  dividend  reinvestment.  Contract  Value on the
Reinvestment  Date  is  equal  to  5,127.769   Accumulation  Units  times  $9.75
(Accumulation  Unit Value as of the  Reinvestment  Date) for a Contract Value of
$49,995.75 after the dividend reinvestment.

After the  Annuity  Start Date,  Security  Benefit  will deduct a mortality  and expense  risk charge of 1.25% under  Annuity  Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date.  Monthly dividends  are payable after the Annuity Start Date only with respect to Annuity
Options 5 and 6.

LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS

SECTION  403(B) --  Contributions  to 403(b)  annuities are  excludable  from an employee's  gross  income  if they do not  exceed  the  smallest  of the  limits calculated under Sections 402(g), 403(b)(2), and 415 of the Code. The applicable limit will depend upon whether the  annuities  are  purchased  with  employer or employee  contributions.  Rollover contributions are not subject to these annual limits.

Section 402(g) generally limits an employee's salary reduction  contributions to a 403(b)  annuity to $10,500 a year. The $10,500 limit will be reduced by salary reduction  contributions to other types of retirement plans. An employee with at least 15 years of service  for a  "qualified  employer"  (i.e.,  an  educational organization,  hospital,  home health service agency, health and welfare service agency,  church or convention or association  of churches)  generally may exceed the $10,500 limit by $3,000 per year,  subject to an aggregate  limit of $15,000 for all years.

Section  403(b)(2)  provides an overall  limit on employer and  employee  salary reduction contributions that may be made to a 403(b) annuity.  Section 403(b)(2)
generally  provides  that the maximum  amount of  contributions  an employee may exclude from his or her gross income in any taxable year is equal to the excess, if any, of:

    (i)  the amount  determined by multiplying 20% of the employee's  includable compensation  by the  number  of his or her years of  service  with the employer, over

    (ii)the total  amount  contributed  to  retirement  plans  sponsored  by the employer,  that were  excludable  from his or her gross income in prior years.

Section  415(c)  also  provides an overall  limit on the amount of employer  and employee salary reduction contributions to a Section 403(b) annuity that will be excludable  from an employee's  gross income in a given year. The Section 415(c)
limit  is the  lesser  of (i)  $30,000,  or (ii)  25% of the  employee's  annual compensation.

SECTION  408 --  Premiums  (other  than  rollover  contributions)  paid  under a
Contract used in connection with an individual  retirement annuity (IRA) that is described in Section 408 of the Internal  Revenue Code are subject to the limits on  contributions  to IRA's under Section  219(b) of the Internal  Revenue Code.
Under  Section   219(b)  of  the  Code,   contributions   (other  than  rollover
contributions)  to an IRA are  limited  to the  lesser of $2,000 per year or the
Owner's annual  compensation.  Spousal IRAs allow an owner and his or her spouse to contribute up to $2,000 to their  respective IRAs so long as joint tax return is filed and joint  income is $4,000 or more.  The  maximum  amount  the  higher compensated  spouse may  contribute for the year is the lesser of $2,000 or 100%
of that  spouse's  compensation.  The maximum the lower  compensated  spouse may contribute  is  the  lesser  of  (i)  $2,000  or  (ii)  100%  of  that  spouse's
compensation  plus  the  amount  by  which  the  higher   compensated   spouse's
compensation exceeds the amount the higher compensated spouse contributes to his or her IRA.  The  extent to which an Owner may  deduct  contributions  to an IRA depends on the gross  income of the Owner and his or her spouse for the year and whether either participate in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified  employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section  402(h) of the Internal  Revenue Code.  Section  402(h)  currently limits employer contributions and salary reduction  contributions (if permitted)
under  a  simplified  employee  pension  plan  to the  lesser  of (a) 15% of the compensation  of the participant in the Plan, or (b) $30,000.  Salary  reduction contributions, if any, are subject to additional annual limits.

PERFORMANCE INFORMATION

Performance  information for the Subaccounts of the Separate Account,  including the yield and total  return of all  Subaccounts,  may appear in  advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Money Market  Subaccount will be based on the change in the value,  exclusive  of capital  changes and income  other than  investment income,  of a hypothetical  investment in a Contract over a particular seven day period,  less a  hypothetical  charge  reflecting  deductions  from the Contract during  the  period  (the  "base  period")  and  stated as a  percentage  of the investment at the start of the base period (the "base period return").  The base period return is then  annualized by  multiplying  by 365/7,  with the resulting yield figure  carried to at least the nearest one hundredth of one percent.  Any quotations of effective  yield for the Money Market  Subaccount  assume that all dividends received during an annual period have been reinvested.  Calculation of
"effective  yield"  begins with the same "base period  return" used in the yield calculation,  which is then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = [(Base Period Return + 1)^365/7] - 1

Quotations of yield for the Subaccounts, other than the Money Market Subaccount, will be based on all  investment  income per  Accumulation  Unit earned during a particular  30-day  period,  less  expenses  accrued  during  the  period  ("net investment  income"),  and will be computed by dividing net investment income by the value of the Accumulation  Unit on the last day of the period,  according to the following formula:

                           YIELD = 2[(a-b + 1)^6 - 1]
                                      ---
                                      cd

where    a =   net investment income earned during the period by the Series attributable to shares owned by the Subaccount,

         b =   expenses accrued for the period (net of any reimbursements),

         c =   the average  daily  number of  Accumulation  Units  outstanding during the period that were entitled to receive dividends, and

         d =   the maximum offering price per Accumulation Unit on the last day of the period.

Quotations of average annual total return for any  Subaccount  will be expressed in terms of the  average  annual  compounded  rate of return  of a  hypothetical investment  in a Contract over a period of one, five and ten years (or, if less, up to the Subaccount , calculated pursuant to the following formula:  P(1 + T) n
= ERV (where P = a  hypothetical  initial  payment of  $1,000,  T = the  average annual total return,  n = the number of years,  and ERV = the ending  redeemable value of a  hypothetical  $1,000  payment made at the  beginning of the period).
Quotations  of total return may  simultaneously  be shown for other  periods and will include total return for periods  beginning  prior to  availability  of the
Contract.  Such  total  return  figures  are based upon the  performance  of the respective  Series of SBL Fund,  adjusted to reflect the maximum charges imposed under the Contract.

Average  annual  total  return  figures  reflect  the  deduction  of the maximum
mortality  and  expense  risk  and  optional   Rider   charges  of  1.85%,   the
administration charge of .15%, the account administration charge of $30, and the contingent deferred sales charge. Total return figures may be quoted that do not
reflect   deduction  of  the  contingent   deferred  sales  charge  and  account
administration  charge of $30;  provided  that such  figures do not  reflect the addition of any Credit  Enhancement.  The  contingent  deferred sales charge and account  administration  charge  if  reflected  would  lower the level of return quoted.  Total return figures that do not reflect  deduction of all charges will be accompanied by total return figures that reflect such charges.

--------------------------------------------------------------------------------
                                                  AVERAGE ANNUAL RETURN
                                             (WITH CONTINGENT DEFERRED SALES
                                            CHARGE AND ADMINISTRATION CHARGE)
                                          --------------------------------------
                                             1 YEAR      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Equity Subaccount                            (3.19)%       3.60%        1.09%
Large Cap Value Subaccount                   (9.42)%       2.21%        0.74%
Global Subaccount                            41.80%        2.90%       10.56%(1)
Diversified Income Subaccount               (14.95)%       0.16%        0.18%
Enhanced Index Subaccount                     1.65%(2)     ---          ---
International Subaccount                     19.11%(2)     ---          ---
Mid Cap Growth Subaccount                    49.90%        3.94%       17.51%(3)
Global Strategic Income Subaccount          (10.06)%       1.62%(4)     ---
Global Total Return Subaccount                2.58%        5.92%(4)     ---
Managed Asset Allocation Subaccount          (1.60)%       8.78%(4)     ---
Equity Income Subaccount                     (8.13)%      11.27%(4)     ---
High Yield Subaccount                        (9.93)%       1.19%(5)     ---
Social Awareness Subaccount                   5.75%        3.47%       11.77%(1)
Mid Cap Value  Subaccount                     7.43%       18.42%(6)     ---
Small Cap Growth Subaccount                  74.95%       27.68%(7)     ---
Select 25 Subaccount                         12.88%(2)     ---          ---
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                             AVERAGE ANNUAL RETURN (WITHOUT
                                               CONTINGENT DEFERRED SALES
                                           CHARGE AND ADMINISTRATION CHARGE)
                                         ---------------------------------------
                                            1 YEAR      5 YEARS      10 YEARS
                                         ---------------------------------------
Equity Subaccount                          3.09%        3.64%        1.09%
Large Cap Value Subaccount                (3.10)%       2.27%        0.74%
Global Subaccount                         47.77%        2.95%       10.56%(1)
Diversified Income Subaccount             (8.59)%       0.26%        0.18%
Enhanced Index Subaccount                  7.95%(2)     ---          ---
International Subaccount                  25.41%(2)     ---          ---
Mid Cap Growth Subaccount                 55.81%        3.98%       17.51%(3)
Global Strategic Income Subaccount        (3.73)%       2.34%(4)     ---
Global Total Return Subaccount             8.82%        6.54%(4)     ---
Managed Asset Allocation Subaccount        4.66%        9.33%(4)     ---
Equity Income Subaccount                  (1.82)%      11.75%(4)     ---
High Yield Subaccount                     (3.60)%       2.44%(5)     ---
Social Awareness Subaccount               11.97%        3.51%        4.77%(1)
Mid Cap Value  Subaccount                (13.63)%      19.84%(6)     ---
Small Cap Growth Subaccount               80.69%       29.44%(7)     ---
Select 25 Subaccount                      19.18%(2)     ---          ---
------------------------------------------------------------------------------

All return figures in this table are for periods beginning prior to availability of the Contract and are based upon the performance of the  corresponding  Series of SBL Fund, adjusted to reflect the maximum charges imposed under the Contract, except that Average Annual Return (without  contingent deferred sales charge and administration  charge),  does not reflect any applicable  withdrawal  charge or account administration charge of $30. Those charges, if reflected,  would reduce the average annual return  figures.  All average annual return figures are as of
December 31, 1999.

1.  From May 1, 1991 for Global and Social Awareness Subaccounts.
2.  From  May  3,  1999  for  Enhanced  Index,   International   and  Select  25
    Subaccounts. These figures are not annualized.
3.  From October 1, 1992 for Mid Cap Growth Subaccount.
4.  From June 1, 1995 for Global Strategic Income, Global Total Return,  Managed
    Asset Allocation and Equity Income Subaccounts.
5.  From August 5, 1996 for High Yield Subaccount.
6.  From May 1, 1997 for Mid Cap Value Subaccount.
7.  From October 15, 1997 for Small Cap Growth Subaccount.
--------------------------------------------------------------------------------

Total return  figures also may be quoted that assume the Owner has  purchased an
Extra  Credit  Rider  and,  as  such,   will  reflect  any   applicable   Credit
Enhancements; however, such total return figures will also reflect the deduction of any contingent deferred sales charge.

Quotations of total return for any  Subaccount  of the Separate  Account will be based on a hypothetical  investment in an Account over a certain period and will be computed by subtracting  the initial value of the investment  from the ending value and dividing the  remainder by the initial value of the  investment.  Such quotations of total return will reflect the deduction of all applicable  charges to the  contract  and the  separate  account  (on an annual  basis)  except  the applicable contingent deferred sales charge.

Performance  information  for a  Subaccount  may be  compared,  in  reports  and promotional  literature,  to: (i) the  Standard & Poor's 500 Stock  Index  ("S&P
500"),   Dow  Jones   Industrial   Average   ("DJIA"),   Donoghue  Money  Market
Institutional  Averages,  the Lehman Brothers  Government  Corporate  Index, the
Morgan Stanley Capital  International's EAFE Index or other indices that measure performance  of a pertinent  group of securities so that investors may compare a
Subaccount's  results  with those of a group of  securities  widely  regarded by
investors  as   representative   of  the   securities   markets  in  general  or
representative  of a particular  type of security;  (ii) other variable  annuity separate  accounts,  insurance  products  funds,  or other  investment  products tracked by Lipper Analytical  Services,  a widely used independent research firm which ranks mutual funds and other investment  companies by overall performance, investment  objectives,  and assets, or tracked by The Variable Annuity Research and Data Service ("VARDS"),  an independent service which monitors and ranks the
performance  of  variable   annuity  issues  by  investment   objectives  on  an
industry-wide  basis or tracked by other  services,  companies,  publications or persons  who rank such  investment  companies  on overall  performance  or other criteria;  and (iii) the Consumer  Price Index (measure for inflation) to assess the real rate of return from an investment in the  Contract.  Unmanaged  indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance  information  for any Subaccount  reflects only the performance of a hypothetical  Contract  under which an Owner's  Contract Value is allocated to a
Subaccount  during a particular time period on which the calculations are based.
Performance  information  should  be  considered  in  light  of  the  investment objectives and policies, characteristics and quality of the Series of the Mutual
Fund in which the Subaccount invests, and the market conditions during the given time period,  and should not be  considered as a  representation  of what may be achieved in the future.

Reports and promotional  literature may also contain other information including
(i) the ranking of any  Subaccount  derived  from  rankings of variable  annuity separate  accounts,  insurance  products  funds,  or other  investment  products tracked by Lipper  Analytical  Services or by other rating services,  companies, publications,  or other persons who rank separate  accounts or other  investment products  on overall  performance  or other  criteria,  and (ii) the effect of a tax-deferred  compounding on a Subaccount's  investment  returns,  or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include  a  comparison,  at  various  points  in  time,  of the  return  from an investment  in a  Contract  (or  returns in  general)  on a  tax-deferred  basis
(assuming one or more tax rates) with the return on a taxable basis.

EXPERTS

The consolidated financial statements of Security Benefit Life Insurance Company and  Subsidiaries at December 31, 2000 and 1999, and for each of the three years in the period ended December 31, 2000,  included in this Statement of Additional
Information have been audited by ____________________, for the periods indicated
in their  reports  thereon  appearing  elsewhere  herein,  and are  included  in reliance  upon such reports  given upon the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The consolidated  balance sheets of Security Benefit Life Insurance  Company and
Subsidiaries  as of  December  31,  2000 and 1999 and the  related  consolidated statements of income,  changes in stockholder's  equity, and cash flows for each of the three years in the period ended  December 31, 2000, are set forth herein, starting on page 8.

The consolidated financial statements of Security Benefit Life Insurance Company
and   Subsidiaries,   which  are  included  in  this   Statement  of  Additional
Information,  should be  considered  only as bearing on the  ability of Security
Benefit  to meet  its  obligations  under  the  Contracts.  They  should  not be considered as bearing on the  investment  performance  of the assets held in the
Separate Account.

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

         a.  Financial Statements

             To be filed by 485(b) amendment.

         b.  Exhibits

              (1)  Resolution of the Board of Directors of Security Benefit Life
                   Insurance Company authorizing establishment of the Separate
                   Account(a)
              (2)  Not Applicable
              (3)  (a) Service Facilities Agreement(b)
                   (b) Marketing Organization Agreement(g)
                   (c) SBL Variable Products Broker/Dealer Sales Agreement(h)
                   (d) SBL Variable Product Sales Agreement (3-Way
                       Agreement)(a)
                   (e) SBL Variable Products Schedule of Commissions(i)
              (4)  (a) Individual Contract (Form V6029  11-00)
                   (b) Individual Contract-Unisex (Form V6029U  11-00)
                   (c) Tax-Sheltered Annuity Endorsement (Form 6832A  R9-96)(c)
                   (d) Withdrawal Charge Waiver Endorsement (Form V6051 3-96)(c)
                   (e) Waiver of Withdrawal Charge for Terminal Illness
                       Endorsement (Form V6051 TI  2-97)(c)
                   (f) Individual Retirement Annuity Endorsement
                       (Form V6849A  1-97)(d)
                   (g) Annuity Loan Provisions Endorsement (Form V6066  10-00)
                   (h) Roth IRA Endorsement (Form V6851  10-97)(d)
                   (i) Section 457 Endorsement (Form V6054  1-98)(d)
                   (j) 403a Endorsement (Form V6057  10-98)(e)
                   (k) Annual Stepped Up Death Benefit Rider
                       (Form V6063  8-00)(a)
                   (l) Guaranteed Growth Death Benefit Rider
                       (Form V6063-1  8-00)(a)
                   (m) Annual Stepped Up and Guaranteed Growth Death Benefit
                       Rider (Form V6063-2  8-00)(a)
                   (n) Disability Rider (Form V6064  8-00)(a)
                   (o) Guaranteed Income Benefit Rider (Form V6065  8-00)(a)
                   (p) Credit Enhancement Rider (Form V6067  8-00)(a)
                   (q) Alternative Withdrawal Charge Rider (Form V6069 10-00)
              (5)  (a) Application (Form V9493  11-00)
                   (b) Application - Unisex (Form V9493U  11-00)
              (6)  (a) Composite of Articles of Incorporation of SBL(f)
                   (b) Bylaws of SBL(f)
              (7)  Not Applicable
              (8)  Not Applicable
              (9)  Opinion of Counsel
             (10)  To be filed by 485(b) amendment.
             (11)  Not Applicable
             (12)  Not Applicable
             (13)  To be filed by 485(b) amendment.
             (14)  Powers of Attorney of Howard R. Fricke, Kris A. Robbins,
                   Sister Loretto Marie Colwell, John C. Dicus, Steven J.
                   Douglass, William W. Hanna, John E. Hayes, Jr., Pat A.
                   Loconto, Frank C. Sabatini, and Robert C. Wheeler

(a)  Incorporated   herein  by  reference   to  the  Exhibits   filed  with  the
     Registrant's Initial  Registration  Statement No. 333-41180 (filed July 11,
     2000).

(b)  Incorporated  herein by reference  to the Exhibits  filed with the Variflex
     Signature 's  Post-Effective  Amendment No. 1 under the  Securities  Act of
     1933  and  Amendment  No. 2 under  the  Investment  Company  Act of 1940 to
     Registration Statement No. 333-23723 (filed October 15, 1997).

(c)  Incorporated  herein by reference  to the Exhibits  filed with the Variflex
     Signature  Initial  Registration  Statement No.  333-23723 (filed March 16,
     1997).

(d)  Incorporated  herein by  reference  to the  Exhibits  filed  with  Variflex
     Signature's Post-Effective Amendment No. 2 under the Securities Act of 1933
     and  Amendment  No.  3  under  the  Investment   Company  Act  of  1940  to
     Registration Statement 333-23723 (filed April 30, 1998).

(e)  Incorporated  herein by reference  to the Exhibits  filed with the Variflex
     Signature's Post-Effective Amendment No. 4 under the Securities Act of 1933 and  Amendment  No.  5  under  the  Investment  Company  Act of 1940 to the
     Registration Statement 333-23723 (filed April 30, 1999).

(f)  Incorporated  herein by reference  to the Exhibits  filed with the Variflex
     Separate Account's Post-Effective Amendment No. 20 under the Securities Act of 1933 and  Amendment No. 19 under the  Investment  Company Act of 1940 to
     Registration Statement No. 2-89328 (Filed August 17, 1998).

(g)  Incorporated  herein by reference  to the Exhibits  filed with the Variflex
     Signature's  Post-Effective  Amendment No. 23 under the  Securities  Act of
     1933 and Amendment No. 22 under the  Investment  Company Act of 1940 to the
     Registration Statement 2-89328 (filed May 1, 2000).

(h)  Incorporated  herein by reference  to the Exhibits  filed with the Variflex
     Separate Account  Post-Effective  Amendment No. 22 under the Securities Act of 1933 and  Amendment No. 21 under the  Investment  Company Act of 1940 to
     Registration Statement No. 2-89328 (filed April 29, 1999).

(i)  Incorporated   herein  by  reference   to  the  Exhibits   filed  with  the
     Registrant's Pre-Effective Amendment No. 1 under the Securities Act of 1933
     and  Amendment  No.  1  under  the  Investment   Company  Act  of  1940  to
     Registration Statement No. 333-41180 (filed October 13, 2000).

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

         Name and Principal
         BUSINESS ADDRESS               POSITIONS AND OFFICES WITH DEPOSITOR
         ----------------               ------------------------------------
         Howard R. Fricke*              Chairman of the Board and Director

         Kris A. Robbins*               President, Chief Executive Officer,
                                        and Director

         Sister Loretto Marie Colwell   Director
         1700 SW 7th Street
         Topeka, Kansas 66044

         John C. Dicus                  Director
         700 Kansas Avenue
         Topeka, Kansas 66603

         Steven J. Douglass             Director
         3231 East 6th Street
         Topeka, KS 66607

         William W. Hanna               Director
         P.O. Box 2256
         Wichita, Kansas 67201

         John E. Hayes, Jr.             Director
         200 Gulf Blvd.
         Belleair Shore, FL 33786

         Frank C. Sabatini              Director
         120 SW 6th Street
         Topeka, Kansas 66603

         Robert C. Wheeler              Director
         P.O. Box 148
         Topeka, Kansas 66601

         Pat A. Loconto                 Director
         400 West 15th Street,
         Suite 1700
         Austin, Texas 78701

         Donald J. Schepker*            Senior Vice President,
                                        Chief Financial Officer and
                                        Treasurer

         Roger K. Viola*                Senior Vice President, General
                                        Counsel and Secretary

         Malcolm E. Robinson*           Senior Vice President
                                        and Assistant to the Chairman and CEO

         John D. Cleland*               Senior Vice President

         Gregory J. Garvin*             Senior Vice President

         Terry A. Milberger*            Senior Vice President

         Kalman Bakk, Jr.*              Senior Vice President

         Amy J. Lee*                    Associate General Counsel, Vice
                                        President and Assistant Secretary

         Venette Davis*                 Senior Vice President

         James R. Schmank*              Senior Vice President

         J. Craig Anderson*             Senior Vice President

         Thomas A. Swank*               Senior Vice President and Chief
                                        Investment Officer

         *Located at 700 S.W. Harrison Street, Topeka, Kansas 66636.

ITEM 26. PERSONS  CONTROLLED BY OR UNDER  COMMON CONTROL WITH  THE  DEPOSITOR OR
         REGISTRANT
-------- -----------------------------------------------------------------------

         The Depositor,  Security Benefit Life Insurance  Company ("SBL" or "the
         Company"),  is owned by Security Benefit Corp. through the ownership of
         700,000 of SBL's 700,010 issued and outstanding shares of common stock.
         One share of SBL's issued and outstanding common stock is owned by each director of SBL, in  accordance  with the  requirements  of Kansas law.
         Security  Benefit  Corp.  is wholly  owned by Security  Benefit  Mutual
         Holding  Company  ("SBMHC"),   which  in  turn  is  controlled  by  SBL
         policyholders.  As of December  31, 2000 no one person  holds more than approximately 0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of SBL.

         The following chart indicates the persons controlled by or under common control with SBL Variable Annuity Account XIV or SBL:

                                                                             PERCENT OF
                                                                               VOTING
                                                                             SECURITIES
                                                                           OWNED BY SBMHC
                                                       JURISDICTION OF      (DIRECTLY OR
                            NAME                        INCORPORATION        INDIRECTLY)

         Security Benefit Mutual Holding Company          Kansas               ---
         (Holding Company)

         Security Benefit Corp. (Holding Company)         Kansas               100%

         Security Benefit Life Insurance Company          Kansas               100%
         (Stock Life Insurance Company)

         Security Benefit Group, Inc.                     Kansas               100%
         (Holding Company)

         Security Management Company, LLC                 Kansas               100%
         (Investment Adviser)

         Security Distributors, Inc.                      Kansas               100%
         (Broker/Dealer, Principal
         Underwriter of Mutual Funds)

         First Advantage Insurance Agency, Inc.           Kansas               100%
         (Insurance Agency)

         Security Benefit Academy, Inc.                   Kansas               100%
         (Daycare Company)

         Security Financial Resources, Inc.               Kansas               100%
         (Financial Services)

         Security Financial Resources Collective         Delaware              100%
         Investments, LLC (Private Fund)

         First Security Benefit Life Insurance           New York              100%
         and Annuity Company of New York

         SBL is also the  depositor  of the  following  separate  accounts:  SBL
         Variable  Annuity  Accounts I, III, and IV, SBL Variable Life Insurance
         Account Varilife,  Security  Varilife  Separate  Account,  SBL Variable
         Annuity  Account VIII (Variflex LS), SBL Variable  Annuity Account VIII
         (Variflex Signature), SBL Variable Annuity Account VIII (Extra Credit),
         Variable Annuity Account XI, Variflex Separate  Account,  T. Rowe Price
         Variable  Annuity  Account,  and Parkstone  Variable  Annuity  Separate
         Account.

         Through the above-referenced  separate accounts, SBL might be deemed to control the open-end management  investment  companies listed below. As of December 14, 2000,  the  approximate  percentage of ownership by the separate accounts for each company was as follows:

         Security Growth and Income Fund............................       23.0%
         SBL Fund...................................................      100.0%
         Security Ultra Fund........................................       50.0%

ITEM 27. NUMBER OF CONTRACTOWNERS

         As of February 2, 2001,  there were four owners of the contract  issued under SBL Variable Annuity Account XIV.

ITEM 28. INDEMNIFICATION

         The bylaws of Security Benefit Life Insurance  Company provide that the
         Company  shall,  to the extent  authorized  by the laws of the State of
         Kansas,  indemnify  officers  and  directors  for  certain  liabilities threatened  or incurred in connection  with such  person's  capacity as director or officer.

         The Articles of Incorporation include the following provision:

            (a)  No  director  of  the  Corporation   shall  be  liable  to  the
         Corporation or its  stockholders for monetary damages for breach of his or her fiduciary duty as a director, PROVIDED that nothing contained in this Article  shall  eliminate or limit the liability of a director (a)
         for any breach of the director's  duty of loyalty to the Corporation or its stockholders,  (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction  from  which the  director  derived  an  improper  personal benefit.  If the  General  Corporation  Code of the  State of Kansas is
         amended  after  the  filing  of  these  Articles  of  Incorporation  to authorize corporate action further eliminating or limiting the personal liability  of  directors,  then  the  liability  of a  director  of the
         Corporation  shall be  eliminated  or  limited  to the  fullest  extent permitted by the General Corporation Code of the State of Kansas, as so
         amended.

            (b) Any repeal or  modification  of the  foregoing  paragraph by the stockholders of the Corporation shall not adversely affect any right or protection  of a director  of the  Corporation  existing at the time of such repeal or modification.

         Insofar as indemnification for a liability arising under the Securities
         Act of 1933 may be permitted  to  directors,  officers and  controlling persons of the  Registrant  pursuant to the  foregoing  provisions,  or otherwise,  the  Depositor  has been advised that in the opinion of the
         Securities  and Exchange  Commission  such  indemnification  is against public policy as expressed in the Act and is, therefore, unenforceable.
         In the event that a claim for indemnification  against such liabilities
         (other than the payment by the  Depositor of expenses  incurred or paid by a director,  officer or  controlling  person of the Depositor in the successful  defense of any action,  suit or  proceeding) is asserted by such  director,  officer or controlling  person in connection  with the
         Securities being registered,  the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling  precedent, submit to a court of appropriate  jurisdiction  the question of whether such indemnification by it is against public policy as expressed in the
         Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

         (a)  Security Distributors,  Inc. ("SDI"), a subsidiary of SBL, acts as distributor  of the Contract  issued  under SBL  Variable  Annuity
              Account XIV. SDI also acts as distributor for SBL Variable Annuity
              Accounts  I, III,  and IV, SBL  Variable  Life  Insurance  Account
              Varilife, Security Varilife Separate Account, SBL Variable Annuity
              Account VIII (Variflex LS, Variflex Signature,  and Extra Credit),
              Variable  Annuity  Account  XI,  and  Parkstone  Variable  Annuity
              Separate Account.  SDI also acts as principal  underwriter for the following  management  investment  companies  for  which  Security
              Management  Company,  LLC, an affiliate of SBL, acts as investment adviser:  Security  Equity Fund,  Security  Income Fund,  Security
              Growth and Income Fund, Security Municipal Bond Fund, SBL Fund and
              Security Ultra Fund.

         (b)   Name and Principal                    Position and Offices
               BUSINESS ADDRESS*                       WITH UNDERWRITER
               ------------------                    ------------------
               Gregory J. Garvin                     President and Director
               John D. Cleland                       Vice President and Director
               James R. Schmank                      Director
               Mark E. Young                         Director
               Amy J. Lee                            Secretary
               Brenda M. Harwood                     Treasurer and Director

              *700 Harrison, Topeka, Kansas 66636-0001

         (c)  Although  SDI  receives  no  compensation  under its  distribution agreement with SBL, it does receive  certain  payments from SBL in connection with the sale of the contracts.  These payments are not expected  to exceed  0.75% of sales.  For the  fiscal  year  ended
              December 31, 2000, SDI received  payments in the amount of $0 from
              SBL under this arrangement.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         All accounts and records  required to be maintained by Section 31(a) of the 1940 Act and the  rules  thereunder  are  maintained  by SBL at its administrative offices--700 SW Harrison, Topeka, Kansas 66636-0001.

ITEM 31. MANAGEMENT SERVICES

         All management contracts are discussed in Part A or Part B.

ITEM 32. UNDERTAKINGS

         (a)  Registrant undertakes that it will file a post-effective amendment to this  Registration  Statement  as  frequently  as  necessary to ensure that the audited  financial  statements in the Registration
              Statement  are never more than sixteen (16) months old for so long as payments under the Variable Annuity contracts may be accepted.

         (b)  Registrant undertakes that it will include as part of the Variable
              Annuity  contract  application a space that an applicant can check to request a Statement of Additional Information.

         (c)  Registrant  undertakes  to deliver  any  Statement  of  Additional
              Information  and  any  financial  statements  required  to be made available under this Form promptly upon written or oral request to
              SBL at the address or phone number listed in the prospectus.

         (d)  Subject  to the  terms  and  conditions  of  Section  15(d) of the
              Securities  Exchange Act of 1934, the Registrant hereby undertakes
              to  file  with  the  Securities  and  Exchange   Commission   such
              supplementary and periodic information,  documents, and reports as may be  prescribed  by any rule or  regulation  of the  Commission
              heretofore  or  hereafter  duly  adopted   pursuant  to  authority
              conferred in that Section.

         (e)  Depositor  represents that the fees and charges deducted under the
              Contract,  in the  aggregate,  are  reasonable  in relation to the services rendered,  the expenses expected to be incurred,  and the risks assumed by the Depositor.

         (f)  SBL,  sponsor of the unit investment  trust,  SBL Variable Annuity
              Account XIV,  hereby  represents  that it is relying upon American
              Council  of  Life  Insurance,  SEC  No-Action  Letter,  [1988-1989
              Transfer Binder] Fed. Sec. L. Rep. (CCH)P. 78,904 (Nov. 28, 1988),
              and that it has complied with the provisions of paragraphs (1)-(4)
              of  such  no-action  letter  which  are  incorporated   herein  by
              reference.

                                   SIGNATURES

As  required by the  Securities  Act of 1933 and the  Investment  Company Act of
1940, the Registrant has caused this Registration  Statement to be signed on its behalf in the City of  Topeka,  State of  Kansas  on this 13th day of  February,
2001.

SIGNATURES AND TITLES

Sister Loretto Marie Colwell    By: HOWARD R. FRICKE
Director                            --------------------------------------------
                                    Howard R. Fricke, Director and Chairman of
                                    the Board and as Attorney In Fact for the
John C. Dicus                       Officers and Directors Whose Names Appear
Director                            Opposite.

                                SECURITY BENEFIT LIFE INSURANCE COMPANY
Steven J. Douglass              (The Depositor)
Director
                                By: KRIS A. ROBBINS
                                    --------------------------------------------
William W. Hanna                    Kris A. Robbins, Director, President and
Director                            Chief Executive Officer

John E. Hayes, Jr.              VARIFLEX (The Registrant)
Director
                                By: SECURITY BENEFIT LIFE INSURANCE COMPANY
                                    (The Depositor)
Pat A. Loconto
Director                        By: KRIS A. ROBBINS
                                    --------------------------------------------
                                    Kris A. Robbins, Director, President and
Frank C. Sabatini                   Chief Executive Officer
Director

                                By: DONALD J. SCHEPKER
Robert C. Wheeler                   --------------------------------------------
Director                            Donald J. Schepker, Senior Vice President,
                                    Chief Financial Officer and Treasurer

                                (ATTEST): ROGER K. VIOLA
                                          --------------------------------------
                                          Roger K. Viola, Senior Vice President,
                                          General Counsel and Secretary

                                          Date:  February 16, 2001

                                  EXHIBIT INDEX

  (1)   None
  (2)   None
  (3)   (a)    None
        (b)    None
        (c)    None
        (d)    None
        (e)    SBL Variable Products Schedule of Commissions
  (4)   (a)    Individual Contract (Form V6029  11-00)
        (b)    Individual Contract - Unisex (Form V6029U  11-00)
        (c)    None
        (d)    None
        (e)    None
        (f)    None
        (g)    Annuity Loan Provisions Endorsement (Form V6066  10-00)
        (h)    None
        (i)    None
        (j)    None
        (k)    None
        (l)    None
        (m)    None
        (n)    None
        (o)    None
        (p)    None
        (q)    Alternative Withdrawal Charge Rider (Form V6064 8-00)
  (5)   (a)    Application (Form V9493  11-00)
        (b)    Application - Unisex (Form V9493U  11-00)
  (6)   (a)    None
        (b)    None
  (7)   None
  (8)   None
  (9)   Opinion of Counsel
(10)    None
(11)    None
(12)    None
(13)    None
(14)    Powers of Attorney